UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2012

Item 1.  Schedule of Investments

UBS Core Plus Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Bonds
Corporate bonds
Beverages	0.37%
Building products	0.29
Capital markets	1.55
Commercial banks	1.61
Commercial services & supplies	0.24
Computers & peripherals	0.17
Consumer finance	1.29
Diversified financial services	3.32
Diversified telecommunication services	0.81
Electric utilities	0.82
Energy equipment & services	0.55
Food & staples retailing	0.18
Food products	0.30
Gas utilities	0.53
Household durables	0.14
Independent power producers & energy traders	0.19
Insurance	1.73
Leisure equipment & products	0.14
Machinery	0.29
Media	1.86
Metals & mining	0.65
Multiline retail	0.09
Multi-utilities	0.51
Oil, gas & consumable fuels	5.22
Pharmaceuticals	0.49
Real estate investment trust (REIT)	0.10
Road & rail	0.71
Tobacco	0.45
Wireless telecommunication services	0.95
Total corporate bonds	25.55%
Asset-backed securities	1.15
Commercial mortgage-backed securities	5.01
Mortgage & agency debt securities	45.12
Municipal bonds	1.64
US government obligations	17.15
Total bonds	95.62%
Investment company
UBS High Yield Relationship Fund	1.21
Short-term investment	16.17
Options purchased	0.08
Investment of cash collateral from securities loaned	0.26
Total investments	113.34%
Liabilities, in excess of cash and other assets	(13.34)
Net assets	100.00%

1 Figures represent the direct investments of UBS Core Plus Bond Fund. Figures would be different if a breakdown of the underlying affiliated investment company was included.

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Bonds—95.62%
Corporate bonds—25.55%
Australia—0.36%
Westpac Banking Corp.,
2.000%, due 08/14/17	$140,000	$141,676

Brazil—0.74%
Petrobras International Finance Co.,
2.875%, due 02/06/15	150,000	154,174
5.375%, due 01/27/21	120,000	134,810
Total Brazil corporate bonds		288,984

Canada—0.54%
Cenovus Energy, Inc.,
4.500%, due 09/15/14	95,000	101,902
Petro-Canada,
6.800%, due 05/15/38	50,000	68,173
Teck Resources Ltd.,
6.250%, due 07/15/41	40,000	43,534
Total Canada corporate bonds		213,609

Cayman Islands—0.81%
Transocean, Inc.,
3.800%, due 10/15/22	65,000	65,337
6.800%, due 03/15/38	85,000	102,212
Vale Overseas Ltd.,
4.375%, due 01/11/22	110,000	115,628
6.875%, due 11/21/36	30,000	34,736
Total Cayman Islands corporate bonds		317,913

Curacao—0.49%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	105,000	110,319
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	75,000	81,301
Total Curacao corporate bonds		191,620

Luxembourg—0.21%
Telecom Italia Capital SA,
4.950%, due 09/30/14	80,000	82,600

Mexico—0.94%
America Movil SAB de CV,
3.125%, due 07/16/22	35,000	36,067
5.000%, due 03/30/20	115,000	134,642
Petroleos Mexicanos,
4.875%, due 01/24/22	175,000	197,750
Total Mexico corporate bonds		368,459

Norway—0.44%
Eksportfinans ASA,
3.000%, due 11/17/14	175,000	171,938

South Africa—0.16%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	60,000	63,000

United Kingdom—0.99%
HSBC Holdings PLC,
4.000%, due 03/30/22	200,000	214,583
Lloyds TSB Bank PLC,
5.800%, due 01/13/20[1]	152,000	175,545
Total United Kingdom corporate bonds		390,128

United States—19.87%
Altria Group, Inc.,
9.950%, due 11/10/38	55,000	92,475

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
American International Group, Inc.,
3.000%, due 03/20/15	$115,000	$119,080
4.250%, due 09/15/14	50,000	52,801
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	95,000	110,076
6.450%, due 09/15/36	110,000	136,284
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22	60,000	60,850
8.200%, due 01/15/39	50,000	83,533
Apache Corp.,
5.250%, due 02/01/42	75,000	92,051
AT&T, Inc.,
6.500%, due 09/01/37	70,000	93,192
Bank of America Corp.,
5.625%, due 07/01/20	75,000	85,523
Berkshire Hathaway Finance Corp.,
3.000%, due 05/15/22[2]	35,000	36,284
Burlington Northern Santa Fe LLC,
6.150%, due 05/01/37	35,000	45,616
Capital One Financial Corp.,
2.150%, due 03/23/15	65,000	66,647
Cellco Partnership,
8.500%, due 11/15/18	85,000	119,091
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	115,000	139,921
Citigroup, Inc.,
4.500%, due 01/14/22	30,000	32,939
5.375%, due 08/09/20	40,000	46,245
5.500%, due 02/15/17	95,000	105,215
6.125%, due 05/15/18	155,000	183,492
8.500%, due 05/22/19	65,000	85,963
Comcast Corp.,
6.300%, due 11/15/17	90,000	110,889
6.950%, due 08/15/37	50,000	68,068
ConocoPhillips,
6.500%, due 02/01/39	50,000	71,951
CVS Caremark Corp.,
6.125%, due 09/15/39	55,000	71,706
Deere & Co.,
2.600%, due 06/08/22	110,000	112,906
Dell, Inc.,
5.400%, due 09/10/40[2]	60,000	65,154
DirecTV Holdings LLC,
6.000%, due 08/15/40	90,000	100,299
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	85,000	96,900
El Paso Pipeline Partners Operating Co LLC,
5.000%, due 10/01/21	80,000	88,108
Energy Transfer Partners LP,
5.200%, due 02/01/22	105,000	116,477
6.500%, due 02/01/42	40,000	46,157
9.000%, due 04/15/19	130,000	167,589
ERP Operating LP,
4.750%, due 07/15/20	35,000	40,031
Fidelity National Financial, Inc.,
5.500%, due 09/01/22	70,000	75,041
FMC Technologies, Inc.,
3.450%, due 10/01/22	45,000	45,683

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Ford Motor Credit Co. LLC,
4.250%, due 09/20/22	$430,000	$440,646
General Electric Capital Corp.,
Series A, 6.750%, due 03/15/32	110,000	140,913
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	160,000	186,749
Hartford Financial Services Group, Inc.,
6.625%, due 04/15/42	35,000	42,327
Hasbro, Inc.,
6.350%, due 03/15/40	45,000	53,515
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	80,000	93,200
JPMorgan Chase & Co.,
3.150%, due 07/05/16	210,000	222,115
5.400%, due 01/06/42	80,000	92,999
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	75,000	80,566
6.500%, due 09/01/39	45,000	54,421
Kraft Foods Group, Inc.,
5.000%, due 06/04/42[1]	105,000	117,136
Marathon Oil Corp.,
6.600%, due 10/01/37	30,000	40,023
MBNA Corp.,
6.125%, due 03/01/13	135,000	137,957
Merrill Lynch & Co., Inc., Series C,
Series C, 5.000%, due 01/15/15	150,000	161,113
MetLife, Inc.,
6.400%, due 12/15/36	110,000	115,399
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	75,000	93,995
Morgan Stanley,
6.625%, due 04/01/18	230,000	264,256
News America, Inc.,
6.200%, due 12/15/34	35,000	42,152
Norfolk Southern Corp.,
3.250%, due 12/01/21	75,000	78,874
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	50,000	61,708
ONEOK, Inc.,
6.000%, due 06/15/35	60,000	65,619
Owens Corning,
6.500%, due 12/01/16	100,000	112,292
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	35,000	46,368
Penske Truck Leasing Co. LP,
3.375%, due 03/15/18[1]	155,000	155,100
Petrohawk Energy Corp.,
7.250%, due 08/15/18	185,000	210,175
Phillips 66,
4.300%, due 04/01/22[1]	50,000	54,743
PPL Energy Supply LLC,
4.600%, due 12/15/21	70,000	75,227
Prudential Financial, Inc.,
6.625%, due 12/01/37	85,000	105,835
7.375%, due 06/15/19	70,000	88,522
Reynolds American, Inc.,
7.625%, due 06/01/16	70,000	84,349
Sempra Energy,
9.800%, due 02/15/19	75,000	105,754
Southern California Edison Co.,
4.050%, due 03/15/42	65,000	68,866

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Southwestern Electric Power Co.,
3.550%, due 02/15/22	$90,000	$94,111
SunTrust Banks, Inc.,
3.600%, due 04/15/16	95,000	101,495
Target Corp.,
7.000%, due 01/15/38	25,000	36,672
Time Warner Cable, Inc.,
6.550%, due 05/01/37	35,000	43,982
6.750%, due 07/01/18	145,000	182,357
Time Warner, Inc.,
6.100%, due 07/15/40	35,000	43,401
Tupperware Brands Corp.,
4.750%, due 06/01/21	50,000	53,335
Valero Energy Corp.,
6.625%, due 06/15/37	110,000	132,766
Verizon Communications, Inc.,
6.100%, due 04/15/18	180,000	224,980
WMG Acquisition Corp.,
9.500%, due 06/15/16	125,000	136,406
Total United States corporate bonds		7,806,656
Total corporate bonds (cost $9,437,453)		10,036,583

Asset-backed securities—1.15%
United States—1.15%
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22	70,970	78,421
MBNA Credit Card Master Note Trust,
Series 2004-C2, Class C2,
1.121%, due 11/15/16[3]	350,000	351,292
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37	40,744	22,400
Total asset-backed securities (cost $448,752)		452,113

Commercial mortgage-backed securities—5.01%
United States—5.01%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM,
5.987%, due 02/10/51[3]	300,000	318,902
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B,
6.204%, due 12/10/49[3]	200,000	236,672
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	222,339	233,671
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Class AJ,
5.480%, due 05/15/45	200,000	189,086
Series 2007-LD11, Class A4,
6.003%, due 06/15/49[3]	275,000	318,306
Series 2006-LDP7, Class AJ,
6.061%, due 04/15/45[3]	225,000	209,276
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.983%, due 08/12/45[1,3]	300,000	324,815

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class AM,
5.818%, due 05/15/46[3]	$125,000	$138,161
Total commercial mortgage-backed securities (cost $1,933,165)		1,968,889

Mortgage & agency debt securities—45.12%
United Kingdom—3.36%
Arkle Master Issuer PLC,
Series 2012-1A, Class 2A1,
2.135%, due 05/17/60[1,3]	225,000	233,053
Fosse Master Issuer PLC,
Series 2011-1A, Class A2,
1.855%, due 10/18/54[1,3]	284,509	288,797
Series 2012-1A, Class 2A2,
1.855%, due 10/18/54[1,3]	200,000	205,041
Holmes Master Issuer PLC,
Series 2010-1A, Class A2,
1.855%, due 10/15/54[1,3]	105,000	105,980
Series 2012-1A, Class A2,
2.105%, due 10/15/54[1,3]	325,000	333,994
Silverstone Master Issuer PLC,
Series 2012-1A, Class 1A,
2.003%, due 01/21/55[1,3]	150,000	154,516
Total United Kingdom mortgage & agency debt securities		1,321,381

United States—41.76%
Federal Home Loan Mortgage Corp.,[4]
0.500%, due 04/17/15	830,000	832,858
1.250%, due 10/02/19	400,000	399,461
Federal Home Loan Mortgage Corp. Gold Pools,[4]
3.000%, TBA	475,000	499,418
3.500%, TBA	450,000	482,485
#A96140, 4.000%, due 01/01/41	130,524	140,455
#G08431, 4.000%, due 01/01/41	306,701	330,035
#A95090, 4.500%, due 11/01/40	649,143	700,118
#FG A96792, 4.500%, due 02/01/41	64,367	69,421
#G08451, 4.500%, due 06/01/41	237,213	256,656
#G04913, 5.000%, due 03/01/38	96,252	104,586
#G05132, 5.000%, due 12/01/38	82,380	89,320
#G06381, 5.500%, due 08/01/40	161,719	177,299
#C63008, 6.000%, due 01/01/32	105,644	118,380
#G06019, 6.000%, due 10/01/36	163,425	181,340
#G01717, 6.500%, due 11/01/29	84,816	99,723

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Federal National Mortgage Association Pools,[4]
#AK7377, 3.000%, due 03/01/27	$479,635	$512,246
#AP7537, 3.000%, due 09/01/27	375,000	401,434
3.000%, TBA	250,000	263,906
3.500%, TBA	750,000	804,375
3.500%, TBA	775,000	829,129
4.000%, TBA	550,000	592,539
#AH3347, 4.000%, due 01/01/41	359,207	387,503
#AB2331, 4.000%, due 02/01/41	162,292	175,126
#AH4568, 4.000%, due 03/01/41	130,101	140,349
#AE9202, 4.000%, due 09/01/41	609,925	658,161
#AE0106, 4.500%, due 06/01/40	2,200	2,381
#AI2472, 4.500%, due 05/01/41	173,617	188,845
#AI6578, 4.500%, due 07/01/41	468,959	510,092
#AJ1415, 4.500%, due 09/01/41	286,203	311,306
#890209, 5.000%, due 05/01/40	326,080	355,762
#AD9114, 5.000%, due 07/01/40	420,606	465,464
#AJ1422, 5.000%, due 09/01/41	331,887	364,172
#688066, 5.500%, due 03/01/33	183,258	208,696
#688314, 5.500%, due 03/01/33	220,470	251,073
#802481, 5.500%, due 11/01/34	345,044	385,175
#408267, 6.000%, due 03/01/28	20,576	23,320
#323715, 6.000%, due 05/01/29	15,743	17,611
#522564, 6.000%, due 07/01/29	43,910	49,341
#676733, 6.000%, due 01/01/33	148,352	167,566
#708631, 6.000%, due 06/01/33	37,633	42,653
#AE0405, 6.000%, due 08/01/37	202,611	226,336
#831730, 6.500%, due 09/01/36	163,198	185,845
#253824, 7.000%, due 03/01/31	7,873	9,322
Federal National Mortgage Association Pools Re-REMIC,[4]
Series 2005-29, Class KA,
4.500%, due 02/25/35	125,906	131,918

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.487%, due 02/25/35[3]	$48,581	$47,005
Government National Mortgage Association Pools,
#738970, 3.500%, due 11/15/26	183,762	198,536
#G2 5256, 3.500%, due 12/20/26	316,197	340,540
#G2 AB2784, 3.500%, due 08/20/42	523,850	576,095
3.500%, TBA	375,000	409,746
4.000%, TBA	525,000	577,664
#G2 5107, 4.000%, due 07/20/26	353,842	380,822
#G2 779424, 4.000%, due 06/20/42	124,118	138,386
#G2 779425, 4.000%, due 06/20/42	123,963	138,213
#AA8267, 4.000%, due 07/15/42	124,510	139,031
#AA0785, 4.000%, due 08/15/42	49,894	55,713
#G2 2687, 6.000%, due 12/20/28	26,820	30,496
#G2 2794, 6.000%, due 08/20/29	89,120	101,335
#G2 4245, 6.000%, due 09/20/38	111,576	126,135
Total United States mortgage & agency debt securities		16,402,918
Total mortgage & agency debt securities (cost $17,264,864)		17,724,299

Municipal bonds—1.64%
Chicago Transit Authority,
Series 2008-A,
6.899%, due 12/01/40	50,000	60,663
Illinois State Taxable Pension,
Series 2003,
5.100%, due 06/01/33	110,000	106,717
Los Angeles Unified School District,
Series 2010,
6.758%, due 07/01/34	110,000	146,543
State of California, GO,
7.300%, due 10/01/39	90,000	119,835
7.550%, due 04/01/39	70,000	95,543
State of Illinois, GO,
5.877%, due 03/01/19	100,000	113,179
Total municipal bonds (cost $559,471)		642,480

US government obligations—17.15%
US Treasury Bonds,
3.000%, due 05/15/42[2]	1,835,000	1,902,665
3.125%, due 11/15/41	775,000	825,617

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
US Treasury Notes,
0.250%, due 06/30/14	$100,000	$100,020
0.250%, due 08/31/14[2]	1,755,000	1,755,342
0.500%, due 07/31/17[2]	65,000	64,680
0.625%, due 09/30/17	1,200,000	1,199,813
1.625%, due 08/15/22[2]	890,000	889,026
Total US government obligations (cost $6,640,991)		6,737,163
Total bonds (cost $36,284,696)		37,561,527

	Shares
Investment company—1.21%
UBS High Yield Relationship Fund*5 (cost $465,116)	15,754	476,317

Short-term investment—16.17%
Investment company—16.17%
UBS Cash Management Prime Relationship Fund[5] (cost $6,353,023)	6,353,023	6,353,023

	Number of contracts
Options purchased*—0.08%
Call options—0.03%
US Bond, strike @ USD 151.00, expires October 2012	14	12,688

Put options—0.05%
Euro-Schatz, strike @ EUR 110.70, expires November 2012	44	6,785
US Bond, strike @ USD 145.00, expires November 2012	11	10,484
		17,269
Total options purchased (cost $56,611)		29,957

	Shares
Investment of cash collateral from securities loaned—0.26%
UBS Private Money Market Fund LLC, 0.072%[5] (cost $103,000)	103,000	103,000
Total investments—113.34% (cost $43,262,446)		44,523,824
Liabilities, in excess of cash and other assets—(13.34%)		(5,242,092)
Net assets—100.00%		$39,281,732

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,338,020
Gross unrealized depreciation	(76,642)
Net unrealized appreciation of investments	$1,261,378

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	EUR	255,000	USD	330,374	12/11/12	$2,437
BB	USD	542,683	EUR	425,000	12/11/12	3,878
JPMCB	AUD	340,000	USD	351,675	12/11/12	1,153
JPMCB	EUR	820,000	USD	1,034,643	12/11/12	(19,897)
JPMCB	JPY	39,000,000	USD	497,678	12/11/12	(2,397)
JPMCB	USD	501,350	JPY	39,000,000	12/11/12	(1,276)
Net unrealized depreciation on forward foreign currency contracts						$(16,102)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
2 Year US Treasury Notes, 23 contracts (USD)	December 2012	$5,069,303	$5,072,219	$2,916
5 Year US Treasury Notes, 36 contracts (USD)	December 2012	4,484,015	4,486,781	2,766
10 Year US Treasury Notes, 9 contracts (USD)	December 2012	1,191,006	1,201,359	10,353
US Treasury futures sell contracts:
US Ultra Bond Futures, 2 contracts (USD)	December 2012	(334,333)	(330,437)	3,896
10 Year US Treasury Notes, 8 contracts (USD)	December 2012	(1,062,757)	(1,067,875)	(5,118)
Net unrealized appreciation on futures contracts				$14,813

Swap agreements

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[6]	Payments received by the Fund[6]	Upfront payments	Value	Unrealized depreciation
BB	USD	5,500,000	09/30/14	0.448%	3 month LIBOR	$—	$(8,346)	$(8,346)
CSI	USD	4,850,000	02/28/17	0.711	3 month LIBOR	—	(6,857)	(6,857)
						$—	$(15,203)	$(15,203)

Credit default swaps on credit indices—buy protection7

Counterparty	Referenced Index[8]	Notional amount		Termination date	Payments made by the Fund[6]	Upfront payments received	Value	Unrealized appreciation
JPMCB	CDX.NA.IG.Series 18 Index	USD	1,000,000	06/20/17	1.000%	$7,015	$(4,800)	$2,215

Credit default swaps on corporate issues—buy protection7

Counterparty	Referenced Obligation[8]	Notional amount		Termination date	Payments made by the Fund[6]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
DB	Amgen, Inc. bond, 4.850%, due 11/18/14	USD	250,000	12/20/15	1.000%	$5,970	$(5,301)	$669
MSC	Deutsche Bank AG, 5.125%, due 8/31/17	EUR	140,000	06/20/17	1.000	(7,028)	4,033	(2,995)
						$(1,058)	$(1,268)	$(2,326)

Credit default swaps on credit indices—sell protection9

Counterparty	Referenced Index[8]	Notional amount		Termination date	Payments received by the Fund[6]	Upfront payments received	Value	Unrealized appreciation	Credit spread[10]

CITI	MCDX.NA.Series 18 Index	USD	1,000,000	06/20/17	1.000%	$22,882	$(22,848)	$34	1.565%

Credit default swaps on corporate and sovereign issues—sell protection9

Counterparty	Referenced Obligation[8]	Notional amount		Termination date	Payments received by the Fund[6]	Upfront payments made	Value	Unrealized depreciation	Credit spread[10]

DB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	250,000	12/20/15	1.000%	$(5,717)	$5,444	$(273)	0.334%

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Options written

	Expiration date	Premiums received	Value

Call options
Euro-Schatz, 44 contracts, strike @ EUR 110.80	November 2012	$9,340	$(5,371)
US Bond, 11 contracts, strike @ USD 154.00	November 2012	12,013	(8,250)
Put options
Euro-Schatz, 44 contracts, strike @ EUR 110.20	November 2012	1,049	(1,131)
US Bond, 11 contracts, strike @ USD 139.00	November 2012	10,981	(2,578)
Total options written		$33,383	$(17,330)

Written options activity for the period ended September 30, 2012 was as follows:

	Number of	Premiums
	contracts	received
Options outstanding at June 30, 2012	158	$12,688
Options written	191	52,457
Options terminated in closing purchase transactions	(160)	(26,905)
Options expired prior to exercise	(79)	(4,857)
Options outstanding at September 30, 2012	110	$33,383

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Corporate bonds	$—	$10,036,583	$—	$10,036,583
Asset-backed securities	—	452,113	—	452,113
Commercial mortgage-backed securities	—	1,968,889	—	1,968,889
Mortgage & agency debt securities	—	17,724,299	—	17,724,299
Municipal bonds	—	642,480	—	642,480
US government obligations	—	6,737,163	—	6,737,163
Investment company	—	476,317	—	476,317
Short-term investments	—	6,353,023	—	6,353,023
Options purchased	29,957	—	—	29,957
Investment of cash collateral from securities loaned	—	103,000	—	103,000
Forward foreign currency contracts, net	—	(16,102)	—	(16,102)
Futures contracts, net	14,813	—	—	14,813
Swap agreements, net	—	(38,675)	—	(38,675)
Options written	(17,330)	—	—	(17,330)
Total	$27,440	$44,439,090	$—	$44,466,530

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $2,618,859 or 6.67% of net assets.

2	Security, or portion thereof, was on loan at September 30, 2012.
3	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
4

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

5	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$4,601,792	$9,557,417	$7,806,186	$—	$—	$6,353,023	$2,387
UBS Private Money Market Fund LLC[a]	37,795	358,294	293,089	—	—	103,000	19
UBS High Yield Relationship Fund	227,983	900,000	680,000	35,116	(6,782)	476,317	—
	$4,867,570	$10,815,711	$8,779,275	$35,116	$(6,782)	$6,932,340	$2,406

a	The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

6	Payments made or received are based on the notional amount.
7

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

8	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

9

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

10

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS Fixed Income Opportunities Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Bonds
Corporate bonds
Building materials	2.07%
Cable TV	1.00
Capital markets	1.67
Commercial banks	5.81
Commercial services & supplies	1.32
Computers & peripherals	0.39
Consumer finance	2.44
Containers & packaging	0.55
Diversified financial services	13.00
Diversified telecommunication services	1.43
Electronic equipment, instruments & components	0.54
Energy	0.69
Energy equipment & services	0.31
Hotels, restaurants & leisure	0.94
Independent power producers & energy traders	0.40
Insurance	2.08
Leisure equipment & products	0.42
Machinery	1.29
Media	1.72
Metals & mining	2.06
Oil, gas & consumable fuels	7.51
Paper & forest products	0.47
Road & rail	0.87
Telecommunications	0.85
Total corporate bonds	49.83%
Asset-backed securities	3.03
Collateralized debt obligations	0.83
Commercial mortgage-backed securities	7.16
Mortgage & agency debt security	0.19
Municipal bonds	2.35
US government obligations	11.66
Total bonds	75.05%
Investment company
UBS Opportunistic Emerging Markets Debt Relationship Fund	18.96
Short-term investment	14.67
Options purchased	4.15
Total investments	112.83%
Liabilities, in excess of cash and other assets	(12.83)
Net assets	100.00%

1 Figures represent the direct investments of UBS Fixed Income Opportunities Fund. Figures would be different if a breakdown of the underlying affiliated investment company and derivatives exposure was included..

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Bonds—75.05%
Corporate bonds—49.83%
Australia—0.65%
Sydney Airport Finance Co. Pty Ltd.,
8.000%, due 07/06/15	AUD	500,000	$560,178

Brazil—1.78%
Petrobras International Finance Co.,
5.375%, due 01/27/21		$1,000,000	1,123,420
Vale SA,
5.625%, due 09/11/42	400,000		406,928
Total Brazil corporate bonds			1,530,348

Cayman Islands—0.56%
Seagate Technology HDD Holdings,
6.800%, due 10/01/16	300,000		332,250
Transocean, Inc.,
3.800%, due 10/15/22	150,000		150,777
Total Cayman Islands corporate bonds			483,027

Germany—1.70%
HeidelbergCement Finance BV,
8.500%, due 10/31/19	EUR	500,000	751,433
Unitymedia GmbH,
9.625%, due 12/01/19[1]	500,000		708,384
Total Germany corporate bonds			1,459,817

Ireland—1.57%
Allied Irish Banks PLC,
4.500%, due 10/01/12	200,000		256,957
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[1]	350,000		477,878
Irish Life & Permanent PLC,
3.600%, due 01/14/13[2]		$300,000	299,250
The Governor & Co. of the Bank of Ireland,
4.000%, due 01/28/15	EUR	250,000	318,853
Total Ireland corporate bonds			1,352,938

Italy—0.67%
Edison SpA,
3.875%, due 11/10/17	250,000		343,616
Wind Acquisition Finance SA,
11.750%, due 07/15/17[2]	200,000		235,807
Total Italy corporate bonds			579,423

Luxembourg—2.42%
ArcelorMittal,
5.750%, due 03/01/21		$900,000	857,457
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21	575,000		622,438
11.250%, due 06/15/16	580,000		605,375
Total Luxembourg corporate bonds			2,085,270

Mexico—1.20%
Cemex Finance LLC,
9.500%, due 12/14/16[2]	1,000,000		1,032,500

Netherlands—0.82%
Ziggo Bond Co. BV,
8.000%, due 05/15/18[1]	EUR	500,000	705,171

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Norway—2.09%
Eksportfinans ASA,
1.600%, due 03/20/14	JPY	124,000,000	$1,543,975
5.500%, due 06/26/17		$250,000	255,000
Total Norway corporate bonds			1,798,975

Portugal—1.61%
EDP Finance BV,
4.750%, due 09/26/16	EUR	750,000	925,255
4.900%, due 10/01/19[2]		$500,000	465,000
Total Portugal corporate bonds			1,390,255

Spain—2.04%
Cirsa Funding Luxembourg SA,
8.750%, due 05/15/18[1]	EUR	300,000	363,830
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[2]		$1,400,000	1,389,500
Total Spain corporate bonds			1,753,330

United Kingdom—2.50%
FCE Bank PLC,
5.125%, due 11/16/15	GBP	500,000	859,679
Lloyds TSB Bank PLC,
6.500%, due 03/24/20	EUR	1,000,000	1,294,495
Total United Kingdom corporate bonds			2,154,174

United States—30.22%
Ally Financial, Inc.,
3.716%, due 12/01/12[3]		$600,000	595,920
3.738%, due 06/15/15[3]	250,000		220,000
American International Group, Inc.,
4.250%, due 09/15/14	750,000		792,013
4.375%, due 04/26/16	EUR	400,000	548,198
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		$600,000	723,371
Caesars Entertainment Operating Co., Inc.,
11.250%, due 06/01/17	750,000		806,250
Capital One Capital III,
7.686%, due 08/15/36	400,000		406,000
Case New Holland, Inc.,
7.875%, due 12/01/17	950,000		1,113,875
CIT Group, Inc.,
5.000%, due 05/15/17	500,000		533,750
5.250%, due 04/01/14[2]	900,000		938,250
Citigroup, Inc.,
0.857%, due 05/31/17[4]	EUR	1,600,000	1,814,491
5.000%, due 09/15/14		$750,000	791,040
DISH DBS Corp.,
7.875%, due 09/01/19	740,000		860,250
Domtar Corp.,
6.250%, due 09/01/42	400,000		408,387
El Paso Corp.,
7.250%, due 06/01/18	700,000		806,068
Energy Transfer Partners LP,
6.050%, due 06/01/41	680,000		749,748
Fidelity National Financial, Inc.,
5.500%, due 09/01/22	110,000		117,921
FMC Technologies, Inc.,
3.450%, due 10/01/22	120,000		121,821

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description		Face amount	Value
Ford Motor Credit Co. LLC,
4.250%, due 09/20/22		$850,000	$871,045
Forest Oil Corp.,
8.500%, due 02/15/14		500,000	541,250
General Motors Financial Co., Inc.,
4.750%, due 08/15/17[2]		320,000	328,099
International Lease Finance Corp.,
8.625%, due 09/15/15		1,000,000	1,138,750
Kinder Morgan Finance Co. ULC,
5.700%, due 01/05/16		750,000	809,614
Linn Energy LLC,
6.250%, due 11/01/19[2]		600,000	597,000
Merrill Lynch & Co., Inc.,
6.400%, due 08/28/17		2,200,000	2,559,399
Morgan Stanley,
6.625%, due 04/01/18		1,250,000	1,436,175
Nextel Communications, Inc.,
Series C, 5.950%, due 03/15/14		500,000	501,250
Pacific Life Insurance Co.,
9.250%, due 06/15/39[2]		250,000	331,201
Penske Truck Leasing Co. LP,
3.375%, due 03/15/18[2]		750,000	750,485
Petrohawk Energy Corp.,
7.250%, due 08/15/18		1,500,000	1,704,124
Regions Financial Corp.,
5.750%, due 06/15/15		250,000	268,432
Ryerson, Inc.,
12.000%, due 11/01/15		500,000	516,250
Sanmina-SCI Corp.,
7.000%, due 05/15/19[2]		460,000	464,600
SLM Corp.,
4.875%, due 12/17/12	GBP	60,000	96,644
WMG Acquisition Corp.,
9.500%, due 06/15/16		$700,000	763,875
Total United States corporate bonds			26,025,546
Total corporate bonds (cost $41,951,181)			42,910,952

Asset-backed securities—3.03%
United States—3.03%
Accredited Mortgage Loan Trust,
Series 2006-1, Class A3,
0.397%, due 04/25/36[4]		307,730	274,699
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A2A,
0.367%, due 08/25/36[4]		635,140	560,511
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2005-FF10, Class A4,
0.537%, due 11/25/35[4]		968,545	926,897
Saxon Asset Securities Trust,
Series 2006-2, Class A3C,
0.367%, due 09/25/36[4]		1,075,425	848,816
Total asset-backed securities (cost $2,430,226)			2,610,923

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Collateralized debt obligations—0.83%
United Kingdom—0.83%
Jubilee CDO BV,
Series IIIX, Class A1,
1.064%, due 04/20/17[4,5]	EUR	70,953	$90,101
Series IIIX, Class A2,
1.564%, due 04/20/17[4,5]	500,000		622,462
Total collateralized debt obligations (cost $768,353)			712,563

Commercial mortgage-backed securities—7.16%
United States—7.16%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.813%, due 04/10/49[4]	$500,000		535,790
Series 2007-4, Class AM,
5.987%, due 02/10/51[4]	425,000		451,777
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.888%, due 12/10/49[4]	425,000		462,846
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Class AM,
5.347%, due 12/10/46	150,000		160,361
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AJ,
5.998%, due 05/15/46[4]	575,000		379,982
Series 2007-C3, Class AM,
5.998%, due 05/15/46[4]	400,000		412,728
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4,
6.003%, due 06/15/49[4]	375,000		434,054
Series 2007-LD12, Class AM,
6.247%, due 02/15/51[4]	1,000,000		1,062,398
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.983%, due 08/12/45[2,4]	625,000		676,698
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class AM,
5.818%, due 05/15/46	475,000		525,013
Series 2007-C33, Class AM,
6.122%, due 02/15/51[4]	1,000,000		1,064,276
Total commercial mortgage-backed securities (cost $5,947,110)			6,165,923

Mortgage & agency debt security—0.19%
United States—0.19%
Federal Home Loan Mortgage Corp.,[6]
3.000%, due 05/15/27 (cost $ 163,848)	1,437,760		163,883

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds—2.35%
State of California, GO Bonds,
7.300%, due 10/01/39	$800,000	$1,065,200
State of Illinois, GO bonds,
5.665%, due 03/01/18	800,000	903,088
5.877%, due 03/01/19	50,000	56,589
Total municipal bonds (cost $1,701,831)		2,024,877

US government obligations—11.66%
US Treasury Bonds,
3.500%, due 02/15/39[7]	1,000,000	1,147,969
US Treasury Bonds, PO,
4.962%, due 05/15/40[7]	6,000,000	2,655,036
US Treasury Notes,
2.000%, due 02/15/22[7]	6,000,000	6,240,468
Total US government obligations (cost $8,747,099)		10,043,473
Total bonds (cost $61,709,648)		64,632,594

	Shares
Investment company—18.96%
UBS Opportunistic Emerging Markets Debt Relationship Fund*8 (cost $14,225,544)	831,139	16,329,388

Short-term investment—14.67%
Investment company—14.67%
UBS Cash Management Prime Relationship Fund[8] (cost $12,634,097)	12,634,097	12,634,097

	Number of contracts
Options purchased*—4.15%
Call Options—0.52%
10 Year US Treasury Notes, strike @ USD 133.00, expires November 2012	272	246,500
2 Year US Treasury Notes, strike @ USD 110.25, expires December 2012	250	35,156
30 Year US Treasury Bonds, strike @ USD 151.00, expires November 2012	95	86,094
5 Year US Treasury Notes, strike @ USD 124.50, expires November 2012	272	76,500
		444,250
Put Options—0.22%
2 Year Euro-Dollar Midcurve, strike @ USD 98.88, expires December 2012	85	531
3 Year Euro-Dollar Midcurve, strike @ USD 98.13, expires December 2012	85	531
30 Year US Treasury Bonds, strike @ USD 144.00, expires December 2012	90	67,500
30 Year US Treasury Bonds, strike @ USD 145.00, expires December 2012	85	81,016

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Number of contracts	Value
90 Day Euro-Dollar Time Deposit, strike @ USD 98.00, expires December 2012	130	813
Euro-Schatz, strike @ EUR 110.70, expires December 2012	261	$40,248
		190,639

	Notional amount
Options purchased on credit default swaps on credit index—0.13%[5]
Expiring 12/19/12. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 18 Index and the Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 06/20/17. European style. Counterparty: MSC	$6,500,000	16,963
Expiring 12/19/12. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 18 Index and the Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 06/20/17. European style. Counterparty: MSC	6,500,000	65,614
Expiring 12/19/12. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 18 Index and the Fund pays quarterly fixed rate of 1.000%. Underlying credit default swap terminating 06/20/17. European style. Counterparty: MLI	7,625,000	28,852
		111,429

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Notional amount		Value
Options purchased on interest rate swaps—3.28%[5]
Expiring 01/06/14. If option exercised the Fund pays semi-annually 2.765% and receives semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 01/06/24. European style. Counterparty: DB	GBP	4,630,000	$112,206
Expiring 01/06/14. If option exercised the Fund pays semi-annually floating 6 month GBP LIBOR and receives semi-annually 2.765%. Underlying interest rate swap terminating 01/06/24. European style. Counterparty: DB	4,630,000		475,926
Expiring 06/14/13. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 3.410%. Underlying interest rate swap terminating 06/18/18. European style. Counterparty: DB	$8,240,000		970,521
Expiring 06/14/21. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 5.080%. Underlying interest rate swap terminating 06/16/26. European style. Counterparty: DB	4,050,000		361,690
Expiring 10/15/12. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 2.650%. Underlying interest rate swap terminating 10/17/42. European style. Counterparty: MLI	3,800,000		86,473
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB	3,050,000		6,782
Expiring 12/08/14. If option exercised the Fund pays quarterly floating 3 month EUR EURIBOR and receives annually 2.325%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB	EUR	32,000,000	679,438
Expiring 12/24/13. If option exercised the Fund pays semi-annually 2.140% and receives semi-annually floating 6 month JPY LIBOR. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: BB	JPY	310,000,000	$42,476
Expiring 12/24/13. If option exercised the Fund pays semi-annually 2.140% and receives semi-annually floating 6 month JPY LIBOR. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: JPMCB	670,000,000		91,802
			2,827,314
Total options purchased (cost $3,297,386)			3,573,632
Total investments—112.83% (cost $91,866,675)			97,169,711
Liabilities, in excess of cash and other assets—(12.83%)			(11,046,586)
Net assets—100.00%			$86,123,125

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,294,268
Gross unrealized depreciation	(1,991,232)
Net unrealized appreciation of investments	$5,303,036

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	EUR	1,095,000	USD	1,418,556	12/04/12	$10,485
BB	USD	1,104,432	EUR	865,000	12/04/12	7,880
JPMCB	AUD	495,000	USD	509,333	12/04/12	(1,285)
JPMCB	AUD	950,000	USD	983,195	12/04/12	3,222
JPMCB	EUR	445,000	USD	577,494	12/04/12	5,264
JPMCB	GBP	565,000	USD	893,729	12/04/12	(18,457)
JPMCB	JPY	239,100,000	USD	3,048,633	12/04/12	(16,860)
JPMCB	USD	285,553	CAD	280,000	12/04/12	(1,152)
JPMCB	USD	785,100	CAD	775,000	12/04/12	2,081
JPMCB	USD	1,682,625	JPY	130,900,000	12/04/12	(4,360)
MSCI	EUR	10,290,000	USD	12,938,183	12/04/12	(293,826)
RBS	AUD	720,000	USD	727,543	12/04/12	(15,174)
Net unrealized depreciation on forward foreign currency contracts						$(322,182)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 22 contracts (USD)	December 2012	$3,282,841	$3,286,250	$3,409
US Ultra Bond Futures, 66 contracts (USD)	December 2012	10,846,314	10,904,438	58,124
5 Year US Treasury Notes, 19 contracts (USD)	December 2012	2,365,820	2,368,023	2,203
10 Year US Treasury Notes, 72 contracts (USD)	December 2012	9,528,825	9,610,875	82,050
US Treasury futures sell contracts:
5 Year US Treasury Notes, 4 contracts (USD)	December 2012	(497,300)	(498,531)	(1,231)
Interest rate futures sell contracts:
Euro-Bobl, 15 contracts (EUR)	December 2012	(2,428,252)	(2,422,769)	5,483
Euro-Bund, 14 contracts (EUR)	December 2012	(2,559,095)	(2,550,541)	8,554
Net unrealized appreciation on futures contracts				$158,592

Currency swap agreements5

								Upfront
								payments		Unrealized
	Pay		Receive		Termination	Pay	Receive	(made)/		appreciation/
Counterparty	contracts		contracts		date	rate[9]	rate[9]	received	Value	(depreciation)
DB	EUR	1,964,350	USD	2,700,000	03/16/20	3 month EURIBOR	3 month USD LIBOR	$1,574	$145,775	$147,349
DB	EUR	2,701,397	USD	3,316,234	01/13/21	3 month EURIBOR	3 month USD LIBOR	(544,275)	(190,201)	(734,476)
DB	USD	2,700,000	EUR	1,964,350	03/16/40	3 month USD LIBOR	3 month EURIBOR	(17,080)	(30,834)	(47,914)
DB	USD	3,316,234	EUR	2,701,397	01/13/41	3 month USD LIBOR	3 month EURIBOR	544,275	360,387	904,662
MLI	CAD	6,678,500	USD	6,847,637	03/16/40	3 month BA	3 month USD LIBOR	(141,380)	(73,787)	(215,167)
MLI	USD	6,847,637	CAD	6,678,500	03/16/20	3 month USD LIBOR	3 month BA	106,250	(49,148)	57,102
								$(50,636)	$162,192	$111,556

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]	Upfront payments received/ (made)	Value	Unrealized appreciation/ (depreciation)
BB	USD	72,000,000	06/20/13	3 month LIBOR (USD BBA)	1 month LIBOR (USD BBA)	$—	$48,288	$48,288
BB	USD	9,600,000	09/30/14	0.448%	3 month LIBOR (USD BBA)	—	(14,567)	(14,567)
BB	USD	72,000,000	06/20/21	1 month LIBOR (USD BBA)	3 month LIBOR (USD BBA)	—	120,818	120,818
BB	USD	1,470,000	06/16/26	3.624	3 month LIBOR (USD BBA)	—	(14,703)	(14,703)
CITI	USD	1,860,000	02/15/36	4.668	3 month LIBOR (USD BBA)	538,103	(756,259)	(218,156)
CSI	USD	2,650,000	08/12/16	3 month LIBOR (USD BBA)	1.194%	—	68,600	68,600
DB	USD	3,000,000	12/15/15	1.521	3 month LIBOR (USD BBA)	(41,000)	(114,938)	(155,938)
DB	USD	1,250,000	09/23/20	2.690	3 month LIBOR (USD BBA)	(23,000)	(127,830)	(150,830)
DB	USD	4,550,000	02/15/38	4.474	3 month LIBOR (USD BBA)	1,834,106	(1,748,762)	85,344
DB	USD	1,450,000	02/15/38	3.669	3 month LIBOR (USD BBA)	369,097	(328,703)	40,394
DB	USD	875,000	05/15/40	3.470	3 month LIBOR (USD BBA)	(157,000)	(264,166)	(421,166)
DB	USD	695,000	05/15/40	4.560	3 month LIBOR (USD BBA)	—	(520,255)	(520,255)
DB	USD	1,250,000	06/27/42	3.489	3 month LIBOR (USD BBA)	289,389	(254,960)	34,429
JPMCB	EUR	5,850,000	05/04/22	6 month EURIBOR	2.130	—	333,168	333,168
JPMCB	EUR	2,600,000	05/04/42	2.460	6 month EURIBOR	—	(131,026)	(131,026)
JPMCB	USD	4,500,000	02/18/16	2.532	3 month LIBOR (USD BBA)	—	(320,789)	(320,789)
JPMCB	USD	70,000,000	07/03/42	1 month LIBOR (USD BBA)	3 month LIBOR (USD BBA)	—	92,440	92,440
MLI	CAD	9,280,000	04/08/17	3 month BA	1.978	—	193,717	193,717
MLI	CAD	3,030,000	02/04/21	3.725	3 month BA	79,133	(420,030)	(340,897)
MLI	CAD	3,000,000	02/04/31	3 month BA	4.310	5,192	780,897	786,089
MLI	CAD	1,060,000	02/04/41	4.208	3 month BA	—	(366,470)	(366,470)
MLI	JPY	841,000,000	04/26/13	6 month LIBOR (USD BBA)	0.451	—	11,911	11,911
MLI	JPY	676,000,000	04/26/16	0.706	6 month LIBOR (USD BBA)	—	(140,871)	(140,871)
MLI	JPY	176,000,000	04/26/21	6 month LIBOR (USD BBA)	1.334	—	141,945	141,945
MLI	USD	4,020,000	06/18/18	2.090	3 month LIBOR (USD BBA)	—	(213,504)	(213,504)
MLI	USD	20,000,000	06/27/19	3.298	3 month LIBOR (USD BBA)	2,532,127	(3,015,863)	(483,736)
MLI	USD	3,630,000	06/16/21	3 month LIBOR (USD BBA)	3.171	—	153,629	153,629
MLI	USD	3,670,000	06/27/42	4.449	3 month LIBOR (USD BBA)	1,600,558	(1,515,677)	84,881
MSCI	CAD	8,870,000	04/08/17	3.600	3 month BA	—	(894,276)	(894,276)
MSCI	USD	3,000,000	06/27/22	2.970	3 month LIBOR (USD BBA)	335,747	(387,671)	(51,924)
						$7,362,452	$(9,605,907)	$(2,243,455)

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Credit default swaps on credit indices — buy protection10

Counterparty	Referenced Index[11]	Notional amount		Termination date	Payments made by the Fund[9]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	CDX.EM.Series 18 Index	USD	3,000,000	12/20/17	5.000%	$378,507	$(403,622)	$(25,115)
CSI	CMBX.NA.AAA Series 4 Index	USD	4,000,000	02/17/51	0.350	(412,952)	249,026	(163,926)
JPMCB	iTraxx Europe Crossover Series 18 Index	EUR	3,250,000	12/20/17	5.000	(60,468)	109,281	48,813
JPMCB	iTraxx Europe Series 18 Index	EUR	10,500,000	12/20/17	1.000	(193,240)	237,601	44,361
JPMCB	CDX.NA.IG. Series 18 Index	USD	3,850,000	06/20/17	1.000	27,007	(18,481)	8,526
MLI	CDX.EM.Series 17 Index	USD	13,000,000	06/20/17	5.000	1,455,469	(1,650,912)	(195,443)
						$1,194,323	$(1,477,107)	$(282,784)

Credit default swaps on corporate and sovereign issues — buy protection10

Counterparty	Referenced Obligation[11]	Notional amount		Termination date	Payments made by the Fund[9]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Credit Suisse Group Finance Guernsey Ltd. bond, 0.000%, due 07/29/19	EUR	1,250,000	09/20/16	1.000%	$(25,286)	$10,471	$(14,815)
BB	Verizon Communications bond, 4.900%, due 09/15/15	USD	2,750,000	12/20/16	1.000	39,046	(74,982)	(35,936)
BB	Aetna, Inc. bond, 6.625%, due 06/15/36	USD	875,000	03/20/17	1.000	15,123	(18,175)	(3,052)
BB	Cox Communication, Inc. bond, 6.800%, due 08/01/28	USD	875,000	03/20/17	1.000	18,571	(23,302)	(4,731)
DB	ING Bank NV bond, 5.250%, due 06/07/19	EUR	2,500,000	06/20/16	1.000	(9,883)	71,025	61,142
JPMCB	Government of France bond, 4.250%, due 04/25/19	USD	3,025,000	09/20/16	0.250	(97,127)	69,324	(27,803)
JPMCB	XL Group PLC bond, 6.250%, 05/15/27	USD	875,000	03/20/17	1.000	(7,364)	(3,254)	(10,618)
JPMCB	Government of Japan bond, 2.000%, due 03/21/22	USD	2,500,000	12/20/17	1.000	12,582	(19,210)	(6,628)
MLI	Credit Agricole SA bond, 5.065%, due 08/10/22	EUR	2,750,000	06/20/16	1.000	(88,491)	127,051	38,560
MLI	Deustche Bank AG, 5.125% bond, due 08/31/17	EUR	1,250,000	06/20/17	1.000	(53,358)	36,007	(17,351)
MLI	United Parcel Service of America, Inc. bond, 8.375%, due 04/01/30	USD	3,500,000	06/20/16	1.000	110,916	(97,577)	13,339
MLI	Quest Diagnostics, Inc. bond, 6.950%, due 07/01/37	USD	875,000	03/20/17	1.000	3,715	(13,373)	(9,658)
MLI	Weyerhaeuser Co. bond, 7.125%, due 07/15/23	USD	875,000	03/20/17	1.000	(11,005)	1,992	(9,013)
MLI	BrogWarner, Inc. bond, 8.000%, due 10/01/19	USD	875,000	03/20/17	1.000	(7,369)	2,541	(4,828)
MLI	MeadWestvaco Corp. bond, 7.950%, due 02/15/31	USD	875,000	03/20/17	1.000	(8,459)	(1,941)	(10,400)
MSCI	BNP Paribas bond, 4.250%, due 01/16/14	EUR	2,500,000	06/20/16	1.000	(10,692)	55,999	45,307
MSCI	VF Corp. bond, 5.950%, due 11/01/17	USD	2,750,000	12/20/16	1.000	30,019	(65,503)	(35,484)
MSCI	Target Corp. bond, 5.375%, due 05/01/17	USD	1,750,000	12/20/16	1.000	29,907	(49,283)	(19,376)
MSCI	Chesapeake Energy Corp. bond, 6.625%, due 08/15/20	USD	875,000	03/20/17	5.000	(1,579)	18,127	16,548
MSCI	Devon Energy Corp. bond, 7.950%, due 04/15/32	USD	875,000	06/20/17	1.000	11,906	(12,910)	(1,004)
						$(48,828)	$13,027	$(35,801)

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Credit default swaps on credit indices — sell protection12

Counterparty	Referenced Index[11]	Notional amount		Termination date	Payments received by the fund[9]	Upfront payments received	Value	Unrealized appreciation	Credit spreads[13]
CITI	MCDX.NA.Series 18 Index	USD	3,850,000	06/20/17	1.000%	$88,095	$(87,965)	$130	1.565%
MLI	CDX.NA.HY.Series 15 Index	USD	1,150,000	12/20/15	5.000	79,217	4,222	83,439	4.922
						$167,312	$(83,743)	$83,569

Credit default swaps on corporate and sovereign issues — sell protection12

Counterparty	Referenced Obligation[11]	Notional amount		Termination date	Payments received by the Fund[9]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[13]
BB	UnitedHealth Group, Inc. bond, 6.000% due 02/15/18	USD	875,000	03/20/17	1.000%	$—	$13,273	$13,273	0.662%
JPMCB	Republic of China bond, 4.250% due 10/28/14	USD	2,500,000	12/20/17	1.000	(10,001)	16,208	6,207	0.878
MLI	Aegon NV bond, 4.125% due 12/08/14	EUR	900,000	03/20/16	1.000	36,430	(37,103)	(673)	1.964
MLI	Pfizer, Inc. bond, 4.650% due 03/01/18	USD	875,000	03/20/17	1.000	(3,715)	20,587	16,872	0.475
MLI	Georgia-Pacific LLC bond, 7.750% due 11/15/29	USD	875,000	03/20/17	1.000	11,005	(67)	10,938	1.007
MLI	Johnson Control, Inc. bond, 7.125%, due 07/15/17	USD	875,000	03/20/17	1.000	14,615	(10,893)	3,722	1.292
MLI	International Paper Co. bond, 5.300% due 04/01/15	USD	875,000	03/20/17	1.000	8,459	1,551	10,010	0.965
MLI	JPMorgan Chase & Co. bond, 4.750% due 03/01/15	USD	875,000	03/20/17	1.000	6,633	(3,034)	3,599	1.085
MSCI	MetLife, Inc. bond, 5.000% due 06/15/15	USD	1,300,000	06/20/16	1.000	23,959	(30,278)	(6,319)	1.652
MSCI	Wal-Mart Stores, bond, Inc., 5.875% due 04/05/27	USD	1,750,000	12/20/16	1.000	(29,907)	54,172	24,265	0.272
MSCI	Canadian Natural Resources Ltd. bond, 6.250% due 03/15/38	USD	875,000	06/20/17	1.000	7,770	(4,653)	3,117	1.121
						$65,248	$19,763	$85,011

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
Euro-Schatz, 261 contracts, strike @ EUR 110.80	December 2012	$57,701	$(31,863)
US Bond, 85 contracts, strike @ USD 154.00	December 2012	92,825	(63,750)
Put options
90 Day Euro-Dollar Time Deposit, 130 contracts, strike @ USD 96.00	December 2012	58,045	(812)
Euro-Schatz, 261 contracts, strike @ EUR 110.20	December 2012	7,758	(6,708)
US Bond, 85 contracts, strike @ USD 139.00	December 2012	84,852	(19,922)
Options written on interest rate swaps[5]
If option exercised the Fund pays annually 3.325% and receives quarterly floating 3 month EUR EURIBOR. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 32,000,000	December 2014	155,492	(17,102)
If option exercised the Fund pays quarterly floating 3 month EUR EURIBOR and receives annually 1.825%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 32,000,000	December 2014	180,157	(489,810)
If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 2.000%. Underlying interest rate swap terminating 10/17/22. European style. Counterparty: DB, Notional Amount USD 8,170,000	October 2012	102,942	(231,304)
If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 4.700%. Underlying interest rate swap terminating 06/16/21. European style. Counterparty: DB, Notional Amount USD 10,200,000	June 2016	402,115	(1,237,493)
If option exercised the Fund pays semi-annually 1.620% and receives semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 01/06/16. European style. Counterparty: BB, Notional Amount GBP 21,000,000	January 2014	276,702	(53,637)
If option exercised the Fund pays semi-annually 7.250% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	63,135	(1,771)
If option exercised the Fund pays semi-annually 8.760% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	38,735	(345)
If option exercised the Fund pays semi-annually floating 6 month GBP LIBOR and receives semi-annually 1.620%. Underlying interest rate swap terminating 01/06/16. European style. Counterparty: BB, Notional Amount GBP 21,000,000	January 2014	276,702	(569,037)
If option exercised the Fund pays semi-annually floating 6 month JPY LIBOR and receives semi-annually 1.600%. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: BB, Notional Amount JPY 310,000,000	December 2013	51,495	(122,664)
If option exercised the Fund receives semi-annually floating 6 month JPY LIBOR and receives semi-annually 1.600%. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: MSC, Notional Amount JPY 670,000,000	December 2013	248,816	(265,120)

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

	Expiration date	Premiums received	Value
Options written on credit default swaps on credit indices[5]
If option exercised payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 18 Index and Fund receives quarterly fixed rate of 5.000%. Underlying credit default swap terminating 06/20/2017. European style. Counterparty: MSCI, Notional Amount USD 13,000,000	December 2012	$205,920	$(67,622)
If option exercised payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 18 Index and Fund receives quarterly fixed rate of 5.000%. Underlying credit default swap terminating 06/20/2017. European style. Counterparty: MSCI, Notional Amount USD 6,500,000	December 2012	36,679	(94,583)
Total options written		$2,340,071	$(3,273,543)

Written options activity for the period ended September 30, 2012 was as follows:

	Number of contracts	Premiums
Options outstanding at June 30, 2012	883	$126,189
Options written	3,035	661,302
Options terminated in closing purchase transactions	(1,197)	(389,733)
Options expired prior to exercise	(1,899)	(96,577)
Options outstanding at September 30, 2012	822	$301,181

Swaptions activity for the period ended September 30, 2012 was as follows:

Swaptions outstanding at June 30, 2012	$1,827,295
Swaptions written	294,095
Swaptions terminated in closing purchase transactions	(82,500)
Swaptions expired prior to exercise	—
Swaptions outstanding at September 30, 2012	$2,038,890

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$42,910,952	$—	$42,910,952
Asset-backed securities	—	2,610,923	—	2,610,923
Collateralized debt obligations	—	712,563	—	712,563
Commercial mortgage-backed securities	—	6,165,923	—	6,165,923
Mortgage & agency debt securities	—	163,883	—	163,883
Municipal bonds	—	2,024,877	—	2,024,877
US government obligations	—	10,043,473	—	10,043,473
Investment company	—	16,329,388	—	16,329,388
Short-term investment	—	12,634,097	—	12,634,097
Options purchased	634,889	2,938,743	—	3,573,632
Forward foreign currency contracts, net	—	(322,182)	—	(322,182)
Futures contracts, net	158,592	—	—	158,592
Swap agreements, net	—	(10,971,775)	—	(10,971,775)
Options written	(123,055)	(3,150,488)	—	(3,273,543)
Total	$670,426	$82,090,377	$—	$82,760,803

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Collateralized debt obligations	Total
Assets
Beginning balance	$239,669	$239,669
Purchases	—	—
Issuances	—	—
Sales	(246,446)	(246,446)
Settlements	—	—
Accrued discounts (premiums)	254	254
Total realized gain	15,409	15,409
Change in net unrealized appreciation/depreciation	(8,886)	(8,886)
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$—	$—

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2012 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2012, the value of these securities amounted to $2,255,263 or 2.62% of net assets.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $7,508,390 or 8.72% of net assets.

3	Rate shown reflects annualized yield at September 30, 2012 on zero coupon bond.
4	Variable or floating rate security - The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
5	Security is illiquid. At September 30, 2012, the value of these securities and other illiquid derivative instruments amounted to $7,651,926 or 8.88% of net assets.
6

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

7	All or a portion of these securities have been designated as collateral for open swap agreements.
8	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized		Net income
		Purchases	Sales	Net realized	appreciation		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$1,513,534	$26,713,274	$15,592,711	$—	$—	$12,634,097	$1,897
UBS Opportunistic emerging Markets Debt Relationship Fund	12,925,043	2,500,000	—	—	904,345	16,329,388	—
	$14,438,577	$29,213,274	$15,592,711	$—	$904,345	$28,963,485	$1,897

9	Payments made or received are based on the notional amount.
10

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

11	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
12

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS Global Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2012

Bonds
Corporate bonds
Capital markets	1.07%
Chemicals	0.45
Commercial banks	11.16
Consumer finance	0.44
Diversified financial services	3.61
Diversified telecommunication services	0.38
Electric utilities	1.79
Energy equipment & services	0.16
Engineering & construction	0.85
Insurance	1.01
Media	0.33
Metals & mining	0.39
Multi-utilities	0.24
Oil, gas & consumable fuels	2.38
Pharmaceuticals	0.08
Road & rail	0.12
Semiconductors & semiconductor equipment	0.17
Specialty retail	0.17
Telecommunications	0.47
Thrifts & mortgage finance	0.59
Tobacco	2.41
Wireless telecommunication services	0.85
Total corporate bonds	29.12%
Asset-backed securities	1.09
Collateralized debt obligation	1.55
Mortgage & agency debt securities	14.65
US government obligation	2.65%
Non-US government obligations	37.90
Supranational bonds	2.53
Total bonds	89.49%
Short-term investments	8.35%
Total investments	97.84%
Cash and other assets, less liabilities	2.16
Net assets	100.00%

UBS Global Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Bonds—89.49%
Corporate bonds—29.12%
Australia—1.16%
Westpac Banking Corp.,
4.125%, due 05/25/18	EUR	100,000	$144,542

Brazil—0.16%
Vale SA,
5.625%, due 09/11/42	$20,000		20,346

Canada—0.23%
Nova Chemicals Corp.,
8.625%, due 11/01/19	25,000		28,375

Cayman Islands—0.39%
Transocean, Inc.,
2.500%, due 10/15/17	20,000		20,111
Vale Overseas Ltd.,
5.625%, due 09/15/19	25,000		28,125
Total Cayman Islands corporate bonds			48,236

Finland—1.14%
Teollisuuden Voima Oyj,
4.625%, due 02/04/19	EUR	100,000	142,088

France—2.07%
Societe Generale SA,
2.200%, due 09/14/13[1]	$100,000		100,606
2.875%, due 03/14/19	EUR	100,000	137,662
Vivendi SA,
3.450%, due 01/12/18[1]	$20,000		20,384
Total France corporate bonds			258,652

Italy—0.47%
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]	EUR	50,000	58,952

Luxembourg—0.22%
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20	$25,000		26,938

Mexico—0.85%
America Movil SAB de CV,
3.625%, due 03/30/15	100,000		106,423

Netherlands—2.47%
Bank Nederlandse Gemeenten,
1.375%, due 03/23/15[1]	40,000		40,628
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.875%, due 02/08/22	30,000		31,839
Nederlandse Waterschapsbank NV,
2.125%, due 02/09/17[1]	200,000		206,785
RWE Finance BV,
5.625%, due 12/06/23	GBP	15,000	29,399
Total Netherlands corporate bonds			308,651

Norway—1.58%
DnB NOR Boligkreditt,
3.875%, due 06/16/21	EUR	110,000	164,391
Eksportfinans ASA,
2.000%, due 09/15/15	$35,000		32,725
Total Norway corporate bonds			197,116

Spain—0.70%
Bankia SA,
4.125%, due 03/24/36	EUR	100,000	87,549

UBS Global Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Sweden—0.59%
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]	$70,000		$73,297

United Kingdom—7.84%
Aviva PLC,
4.729%, due 11/28/14[2,3]	EUR	40,000	44,808
BAT International Finance PLC,
3.250%, due 06/07/22[1]	$120,000		123,141
BAA Funding Ltd.,
6.750%, due 12/03/26	GBP	50,000	105,735
Barclays Bank PLC,
4.875%, due 12/15/14[2,3]	EUR	90,000	78,645
HSBC Holdings PLC,
6.500%, due 09/15/37	$100,000		118,271
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18	EUR	100,000	144,247
Royal Bank of Scotland PLC,
3.400%, due 08/23/13	$120,000		122,293
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[2,3]	GBP	50,000	81,441
Standard Chartered Bank,
6.000%, due 01/25/18[2]	100,000		160,545
Total United Kingdom corporate bonds			979,126

United States—9.25%
Altria Group, Inc.,
9.250%, due 08/06/19	$17,000		24,139
Anadarko Petroleum Corp.,
5.750%, due 06/15/14	115,000		123,574
Apache Corp.,
4.750%, due 04/15/43	50,000		57,132
Bank of America Corp.,
7.375%, due 05/15/14	125,000		136,831
Celanese US Holdings LLC,
6.625%, due 10/15/18	25,000		27,375
Citigroup, Inc.,
0.857%, due 05/31/17[3]	EUR	50,000	56,703
DIRECTV Holdings LLC
2.400%, due 03/15/17	$40,000		41,070
Energy Transfer Partners LP,
6.050%, due 06/01/41	50,000		55,129
ERAC USA Finance LLC,
2.750%, due 03/15/17[1]	15,000		15,450
Freescale Semiconductor, Inc.,
9.250%, due 04/15/18[1]	20,000		21,750
General Electric Capital Corp.,
Series A, 6.750%, due 03/15/32	95,000		121,697
Goldman Sachs Group, Inc.,
5.125%, due 04/24/13	EUR	40,000	52,604
JPMorgan Chase & Co.,
2.000%, due 08/15/17	$100,000		100,871
Lorillard Tobacco Co.,
2.300%, due 08/21/17	10,000		10,082
Michaels Stores, Inc.,
7.750%, due 11/01/18	20,000		21,450
Morgan Stanley,
4.750%, due 03/22/17	65,000		69,690
6.375%, due 07/24/42	10,000		11,014

UBS Global Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description		Face amount	Value
New York Life Global Funding,
1.650%, due 05/15/17[1]	$80,000		$81,568
Quicksilver Resources, Inc.,
11.750%, due 01/01/16		20,000	20,200
Range Resources Corp.,
5.750%, due 06/01/21		5,000	5,375
SLM Corp.,
6.250%, due 01/25/16		50,000	54,250
Valero Energy Corp.,
6.625%, due 06/15/37		30,000	36,209
Watson Pharmaceuticals, Inc.,
3.250%, due 10/01/22		10,000	10,128
Total United States corporate bonds			1,154,291
Total corporate bonds (cost $3,596,636)			3,634,582

Asset-backed securities—1.09%
United Kingdom—0.66%
Chester Asset Receivables Dealings,
Series 2004-1, Class A,
0.894%, due 04/15/16[2]	GBP	20,000	32,072
Series 2003-B PLC, Class A,
4.650%, due 07/15/13		30,000	49,798
Total United Kingdom asset-backed securities			81,870

United States—0.43%
Bank of America Corp.,
Series 2004-A1,
4.500%, due 01/17/14	EUR	40,000	53,215
Total asset-backed securities (cost $131,913)			135,085

Collateralized debt obligation—1.55%
United States—1.55%
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
2.658%, due 06/09/19 (cost $247,508)[1,2,4,5]	$250,000		194,050

Mortgage & agency debt securities—14.65%
United States—14.65%
Federal Home Loan Mortgage Corp. Gold Pools,[6]
#G04461, 5.000%, due 07/01/38		85,054	92,219
Federal National Mortgage Association Pools,[6]
#AA5244, 4.000%, due 05/01/39		33,476	36,103
#AJ6221, 4.000%, due 01/01/42		387,477	418,121
#MA0755, 4.500%, due 06/01/41		345,991	376,338
#909356, 5.000%, due 02/01/37		116,030	126,701
#914467, 5.000%, due 04/01/37		76,968	83,974
#928197, 5.500%, due 03/01/37		69,735	76,472
#AC1466, 5.500%, due 08/01/39		108,754	120,077
#900568, 6.000%, due 09/01/36		40,069	44,348
#940642, 6.000%, due 08/01/37		86,907	97,683
#889579, 6.000%, due 05/01/38		64,020	70,889

UBS Global Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Government National Mortgage Association Pools,
#G2 MA0022, 3.500%, due 04/20/42	$220,524		$241,552
#781276, 6.500%, due 04/15/31	37,875		44,304
Total mortgage & agency debt securities (cost $1,734,377)			1,828,781

US government obligation—2.65%
US Treasury Bonds, 3.500%, due 02/15/39	70,000		80,358
US Treasury Bills, 0.140% due 02/07/13	250,000		249,908
Total US government obligation (cost $323,073)			330,266

Non-US government obligations—37.90%
Canada—3.16%
Canadian Government Bond,
3.500%, due 06/01/20	CAD	340,000	394,180

Denmark—0.81%
Government of Denmark,
4.000%, due 11/15/17	DKK	500,000	101,248

France—2.48%
Government of France,
3.250%, due 10/25/21	EUR	220,000	310,227

Germany—7.95%
Bundesrepublik Deutschland,
1.705%, due 04/15/16[7]	301,239		424,633
4.000%, due 01/04/37	200,000		343,751
Kreditanstalt fuer Wiederaufbau,
2.625%, due 01/25/22	$150,000		157,960
6.000%, due 08/28/14	AUD	60,000	65,428
			991,772
Italy—4.80%
Republic of Italy,
2.203%, due 09/15/16[7]	EUR	102,614	130,073
4.750%, due 01/25/16	$290,000		298,816
4.750%, due 09/15/16	EUR	127,000	170,187
			599,076
Japan—12.58%
Government of Japan,
1.800%, due 06/20/17	JPY	68,000,000	937,371
2.500%, due 09/20/35	30,500,000		446,116
1.900%, due 06/20/25	13,300,000		187,109
			1,570,596
Netherlands—0.75%
Government of the Netherlands,
2.250%, due 07/15/22[1]	EUR	70,000	94,260

Spain—1.94%
Bonos y Obligaciones del Estado,
4.100%, due 07/30/18	140,000		170,228
Kingdom of Spain,
4.200%, due 07/30/13	55,000		71,376
			241,604
Sweden—2.18%
Kingdom of Sweden,
4.250%, due 03/12/19	SEK	1,500,000	271,876

UBS Global Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
United Kingdom—1.25%
UK Gilts,
4.000%, due 01/22/60	GBP	80,000	$155,863
Total Non-US government obligations (cost $4,390,851)			4,730,702

Supranational bonds—2.53%
European Investment Bank,
2.125%, due 03/15/19[1]	$140,000		145,964
6.125%, due 01/23/17	AUD	150,000	169,168
Total supranational bonds (cost $275,417)			315,132
Total bonds (cost $10,699,775)			11,168,598

	Shares
Short-term investments—8.35%
Investment company—8.35%
UBS Cash Management Prime Relationship Fund[8] (cost $1,042,672)	1,042,672		1,042,672
Total short-term investments (cost $1,042,672)			1,042,672
Total investments—97.84% (cost $11,742,447)			12,211,270
Cash and other assets, less liabilities—2.16%			269,813
Net assets—100.00%			$12,481,083

UBS Global Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$610,135
Gross unrealized depreciation	(141,312)
Net unrealized appreciation of investments	$468,823

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	CAD	58,568	USD	60,000	12/05/12	$513
BB	JPY	9,310,944	USD	120,000	12/05/12	623
BB	USD	57,305	AUD	55,000	12/05/12	(574)
BB	USD	120,000	JPY	9,476,316	12/05/12	1,498
JPMCB	AUD	110,000	USD	114,461	12/05/12	999
JPMCB	EUR	25,000	USD	32,414	12/05/12	266
JPMCB	GBP	105,000	USD	169,083	12/05/12	(438)
JPMCB	SEK	1,760,000	USD	267,463	12/05/12	52
JPMCB	USD	117,686	CHF	110,000	12/05/12	(588)
JPMCB	USD	284,464	EUR	220,000	12/05/12	(1,561)
JPMCB	USD	678,005	JPY	52,700,000	12/05/12	(2,329)
JPMCB	USD	147,485	KRW	167,000,000	12/05/12	2,285
JPMCB	USD	265,621	NOK	1,530,000	12/05/12	789
RBS	EUR	47,500	JPY	4,807,447	12/05/12	556
Net unrealized appreciation on forward foreign currency contracts						$2,091

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 4 contracts (USD)	December 2012	$498,255	$498,531	$276
US Treasury futures sell contracts:
10 Year US Treasury Notes, 1 contract (USD)	December 2012	(132,850)	(133,484)	(634)
Interest rate futures buy contracts:
Euro-Bund, 3 contracts (EUR)	December 2012	545,634	546,545	911
10 Year Mini Japanese Government Bond, 3 contracts (JPY)	December 2012	553,593	554,485	892
Interest rate futures sell contracts:
Euro-Bobl, 5 contracts (EUR)	December 2012	(808,607)	(807,590)	1,017
Net unrealized appreciation on futures contracts				$2,462

UBS Global Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

Swap agreements

Credit default swaps on corporate issues — buy protection9

Counterparty	Referenced Obligation[10]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Solvay SA bond, 4.625%, due 06/27/18	EUR	30,000	06/20/17	1.000%	$(652)	$370	$(282)
BB	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	40,000	03/20/17	1.000	689	(225)	464
BB	Quest Diagnostics Incorporated bond, 6.950%, due 07/01/37	USD	40,000	03/20/17	1.000	288	(586)	(298)
CSI	Cox Communications, Inc. bond, 6.800%, due 08/01/28	USD	35,000	06/20/17	1.000	894	(940)	(46)
DB	Quest Diagnostics Incorporated bond, 6.950%, due 07/01/37	USD	30,000	03/20/17	1.000	203	(440)	(237)
DB	Morgan Stanley bond, 6.600%, due 03/20/17	USD	50,000	03/20/17	1.000	(4,876)	2,739	(2,137)
GSI	Solvay SA bond, 4.625%, due 06/27/18	EUR	20,000	06/20/17	1.000	(446)	247	(199)
GSI	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	30,000	03/20/17	1.000	543	(169)	374
GSI	Cox Communications, Inc. bond, 6.800%, due 08/01/28	USD	35,000	06/20/17	1.000	752	(886)	(134)
JPMCB	Michelin Luxembourg SCS bond, 8.625%, due 04/24/14	EUR	50,000	09/20/16	1.000	(2,526)	372	(2,154)
						$(5,131)	$482	$(4,649)

Credit default swaps on corporate and sovereign issues — sell protection12

Counterparty	Referenced Obligation[10]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation (depreciation)	Credit spread[13]
BB	RWE AG bond, 5.750%, due 02/14/33	EUR	50,000	06/20/17	1.000%	$209	$149	$358	0.956%
BB	Procter & Gamble Co. bond, 4.950%, due 08/15/14	USD	40,000	03/20/17	1.000	(777)	1,017	240	0.433
BB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	40,000	03/20/17	1.000	(288)	877	589	0.511
DB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	30,000	03/20/17	1.000	(204)	658	454	0.511
GSI	Procter & Gamble Co. bond, 4.950%, due 08/15/14	USD	30,000	03/20/17	1.000	(609)	763	154	0.433
GSI	Xerox Corp. bond, 6.350%, due 05/15/18	USD	35,000	06/20/17	1.000	1,781	(2,212)	(431)	2.436
JPMCB	Xerox Corp. bond, 6.350%, due 05/15/18	USD	35,000	06/20/17	1.000	1,753	(2,212)	(459)	2.436
						$1,865	$(960)	$905

UBS Global Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$3,634,582	$—	$3,634,582
Asset-backed securities	—	135,085	—	135,085
Collateralized debt obligation	—	—	194,050	194,050
Mortgage & agency debt securities	—	1,828,781	—	1,828,781
US government obligations	—	330,266	—	330,266
Non-US government obligations	—	4,730,702	—	4,730,702
Supranational bonds	—	315,132	—	315,132
Short-term investments	—	1,292,580	—	1,292,580
Forward foreign currency contracts, net	—	2,091	—	2,091
Futures contracts, net	2,462	—	—	2,462
Swap agreements, net	—	(478)	—	(478)
Total	$2,462	$12,268,741	$194,050	$12,465,253

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Asset-backed securities	Total
Assets
Beginning balance	$174,375	$174,375
Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	19,675	19,675
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$194,050	$194,050

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2012 was $19,675.

Portfolio Footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $1,176,835 or 9.43% of net assets.

2	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
3	Perpetual bond security. The maturity date reflects the next call date.
4	Security is illiquid. At September 30, 2012, the value of this security amounted to $194,050 or 1.55% of net assets.
5	This security, which represents 1.55% of net assets as of September 30, 2012, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 09/30/12	Value as a percentage of net assets
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
2.658%, due 06/9/19	05/09/07-9/25/09	$247,508	1.98%	$194,050	1.55%

6

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

7

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

UBS Global Bond Fund

Portfolio of investments – September 30, 2012 (unaudited)

8	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$170,229	$2,180,982	$1,308,539	$1,042,672	$325

9

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

10	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
11	Payments made or received are based on the notional amount.
12

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS High Yield Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2012

Bonds
Corporate bonds
Aerospace	0.94%
Air transportation	0.23
Automotive & auto parts dist.	1.58
Banks & thrifts	4.13
Broadcasting	0.45
Building materials	0.52
Cable tv	4.17
Capital goods	0.96
Chemicals	3.34
Consumer products	0.12
Containers	2.54
Div fincl services	4.28
Diversified media	0.84
Electric utilities	3.71
Energy	15.09
Entertainment/film	0.27
Environmental	0.28
Food & drug retail	1.01
Food/beverage/tobacco	1.85
Gaming	5.19
Healthcare	7.08
Homebldrs/real estate	1.67
Hotel	0.81
Insurance	1.56
Leisure	0.98
Machinery	0.96
Metals/mining	2.66
Paper	0.72
Publishing/printing	0.53
Services	3.60
Steels	1.87
Super retail index	4.33
Technology	4.77
Telecommunications	9.30
Transportation excl. air/rail	0.65
Total corporate bonds	92.99%
Commercial mortgage-backed securities	0.37
Total bonds	93.36%
Common stocks	0.00%
Warrant	0.00
Short-term investment	4.19
Total investments	97.55%
Cash and other assets, less liabilities	2.45
Net assets	100.00%

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Bonds—93.36%
Corporate bonds—92.99%
Australia—0.77%
FMG Resources August 2006 Pty Ltd.,
7.000%, due 11/01/15[1]	$425,000	$422,875
8.250%, due 11/01/19[1]	150,000	145,500
Total Australia corporate bonds		568,375

Canada—2.76%
Bombardier, Inc.,
7.500%, due 03/15/18[1]	110,000	124,575
7.750%, due 03/15/20[1]	150,000	172,125
CHC Helicopter SA,
9.250%, due 10/15/20	125,000	128,438
Connacher Oil and Gas Ltd.,
8.500%, due 08/01/19[1]	285,000	245,100
Inmet Mining Corp.,
8.750%, due 06/01/20[1]	175,000	181,125
Nova Chemicals Corp.,
8.625%, due 11/01/19	430,000	488,050
Novelis, Inc.,
8.375%, due 12/15/17	225,000	245,812
PetroBakken Energy Ltd.,
8.625%, due 02/01/20[1]	225,000	234,000
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19[1]	200,000	229,000
Total Canada corporate bonds		2,048,225

Cayman Islands—1.54%
Offshore Group Investment Ltd.,
11.500%, due 08/01/15	150,000	165,750
Sable International Finance Ltd.,
7.750%, due 02/15/17[1]	125,000	131,563
Seagate HDD Cayman,
7.000%, due 11/01/21	50,000	53,500
7.750%, due 12/15/18	325,000	359,125
UPCB Finance V Ltd.,
7.250%, due 11/15/21[1]	400,000	435,000
Total Cayman Islands corporate bonds		1,144,938

Croatia—0.13%
Agrokor DD,
8.875%, due 02/01/20[1]	100,000	100,000

France—0.21%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17	150,000	156,000

Ireland—0.82%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[1]	200,000	214,500
9.125%, due 10/15/20[1]	200,000	212,000
Nara Cable Funding Ltd.,
8.875%, due 12/01/18[1]	200,000	182,500
Total Ireland corporate bonds		609,000

Italy—0.63%
Wind Acquisition Finance SA,
7.250%, due 02/15/18[1]	225,000	213,750
11.750%, due 07/15/17[1]	270,000	254,475
Total Italy corporate bonds		468,225

Luxembourg—2.57%
APERAM,
7.750%, due 04/01/18[1]	150,000	123,000

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]	$400,000	$434,000
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16[1]	144,000	148,320
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20	475,000	510,875
Intelsat Luxembourg SA,
11.250%, due 02/04/17	655,000	692,662
Total Luxembourg corporate bonds		1,908,857

Netherlands—0.57%
LyondellBasell Industries NV,
5.750%, due 04/15/24	240,000	273,000
6.000%, due 11/15/21	135,000	153,900
Total Netherlands corporate bonds		426,900

Norway—0.35%
Eksportfinans ASA,
3.000%, due 11/17/14	265,000	260,363

United Kingdom—1.25%
Hanson Ltd.,
6.125%, due 08/15/16	200,000	216,000
HBOS PLC,
6.750%, due 05/21/18[1]	225,000	228,375
Ineos Finance PLC,
9.000%, due 05/15/15[1]	100,000	105,750
Ineos Group Holdings PLC,
8.500%, due 02/15/16[1]	180,000	170,100
Virgin Media Finance PLC,
9.500%, due 08/15/16	42,000	46,515
Virgin Media Secured Finance PLC,
6.500%, due 01/15/18	150,000	164,250
Total United Kingdom corporate bonds		930,990

United States—81.39%
AES Corp.,
8.000%, due 10/15/17	60,000	69,300
8.000%, due 06/01/20	335,000	389,438
Air Medical Group Holdings, Inc.,
9.250%, due 11/01/18	135,000	147,150
Ally Financial, Inc.,
5.500%, due 02/15/17	200,000	209,057
6.750%, due 12/01/14	100,000	107,000
8.000%, due 03/15/20	175,000	204,750
8.000%, due 11/01/31	185,000	215,710
8.300%, due 02/12/15	380,000	420,850
Alta Mesa Holdings,
9.625%, due 10/15/18	215,000	215,000
AMC Entertainment, Inc.,
9.750%, due 12/01/20	180,000	202,725
American General Institutional Capital,
Series A, 7.570%, due 12/01/45[1]	195,000	218,400
American International Group, Inc.,
6.250%, due 03/15/37	175,000	176,750
AmeriGas Finance LLC,
6.750%, due 05/20/20	175,000	186,813
ARAMARK Corp.,
8.500%, due 02/01/15	460,000	470,930
Ashland, Inc.,
9.125%, due 06/01/17	165,000	179,438

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Atlas Pipeline Partners LP,
8.750%, due 06/15/18	$125,000	$134,375
Atwood Oceanics, Inc.,
6.500%, due 02/01/20	50,000	53,500
Avis Budget Car Rental LLC,
7.750%, due 05/15/16	109,000	112,135
9.625%, due 03/15/18	100,000	111,000
Bank of America Corp.,
5.650%, due 05/01/18	200,000	228,035
BE Aerospace, Inc.,
6.875%, due 10/01/20	175,000	194,250
Berry Petroleum Co.,
6.750%, due 11/01/20	200,000	213,000
Berry Plastics Corp.,
8.250%, due 11/15/15	125,000	130,781
Boise Paper Holdings LLC,
9.000%, due 11/01/17	70,000	77,000
Boyd Gaming Corp.,
9.125%, due 12/01/18	325,000	341,250
BreitBurn Energy Partners LP,
7.875%, due 04/15/22[1]	275,000	284,625
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20	50,000	54,000
Brunswick Corp.,
11.250%, due 11/01/16[1]	80,000	91,400
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19	200,000	221,250
Cablevision Systems Corp.,
8.625%, due 09/15/17	390,000	453,375
Caesars Entertainment Operating Co., Inc.,
5.625%, due 06/01/15	200,000	164,500
10.000%, due 12/15/15	335,000	292,287
10.000%, due 12/15/18	430,000	281,650
11.250%, due 06/01/17	150,000	161,250
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16[1]	270,000	290,250
Calpine Corp.,
7.875%, due 07/31/20[1]	200,000	218,500
Capella Healthcare, Inc.,
9.250%, due 07/01/17	55,000	58,644
Capital One Capital III,
7.686%, due 08/15/36	210,000	213,150
Case New Holland, Inc.,
7.875%, due 12/01/17	300,000	351,750
Casella Waste Systems, Inc.,
11.000%, due 07/15/14	125,000	132,500
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	100,000	112,000
CCO Holdings LLC,
8.125%, due 04/30/20	575,000	649,750
CDW Finance Corp.,
12.535%, due 10/12/17	375,000	400,313
Celanese US Holdings LLC,
5.875%, due 06/15/21	370,000	414,400
6.625%, due 10/15/18	95,000	104,025
CenturyLink, Inc.,
Series P, 6.450%, due 06/15/21	230,000	259,555
Series S, 7.600%, due 09/15/39	75,000	79,322

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Ceridian Corp.,
11.250%, due 11/15/15	$230,000	$226,550
Chesapeake Energy Corp.,
9.500%, due 02/15/15	105,000	115,631
Chesapeake Oilfield Operating LLC,
6.625%, due 11/15/19[1]	275,000	264,000
Chrysler Group LLC,
8.000%, due 06/15/19	205,000	217,300
CIT Group, Inc.,
4.250%, due 08/15/17	175,000	181,618
4.750%, due 02/15/15[1]	560,000	583,800
5.500%, due 02/15/19[1]	435,000	470,887
CityCenter Holdings LLC,
10.750%, due 01/15/17[2]	306,675	327,376
Clean Harbors, Inc.,
5.250%, due 08/01/20[1]	75,000	77,250
Clear Channel Communications, Inc.,
10.750%, due 08/01/16	145,000	101,500
Clearwater Paper Corp.,
7.125%, due 11/01/18	125,000	135,937
Clearwire Communications LLC,
12.000%, due 12/01/15[1]	155,000	152,925
Coleman Cable, Inc.,
9.000%, due 02/15/18	115,000	122,475
Community Health Systems, Inc.,
5.125%, due 08/15/18	125,000	129,688
7.125%, due 07/15/20	125,000	133,359
8.000%, due 11/15/19	125,000	137,188
Comstock Resources, Inc.,
8.375%, due 10/15/17	35,000	36,400
Consol Energy, Inc.,
8.000%, due 04/01/17	200,000	209,000
Constellation Brands, Inc.,
7.250%, due 05/15/17	240,000	280,200
8.375%, due 12/15/14	350,000	396,812
Cricket Communications, Inc.,
7.750%, due 05/15/16	175,000	184,625
10.000%, due 07/15/15	200,000	210,500
Crosstex Energy LP,
8.875%, due 02/15/18	280,000	299,600
CSC Holdings LLC,
8.625%, due 02/15/19	125,000	148,125
DDR Corp., REIT,
9.625%, due 03/15/16	310,000	385,969
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]	160,000	173,600
Denbury Resources, Inc.,
8.250%, due 02/15/20	125,000	140,937
9.750%, due 03/01/16	335,000	360,125
Diamond Resorts Corp.,
12.000%, due 08/15/18	490,000	527,975
DISH DBS Corp.,
7.750%, due 05/31/15	100,000	112,500
7.875%, due 09/01/19	600,000	697,500
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	385,000	438,900
Domtar Corp.,
10.750%, due 06/01/17	85,000	110,635

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17	$450,000	$496,125
E*Trade Financial Corp.,
12.500%, due 11/30/17	349,000	396,551
El Paso Corp.,
7.750%, due 01/15/32	720,000	838,526
Embarq Corp.,
7.995%, due 06/01/36	75,000	84,348
Encore Acquisition Co.,
9.500%, due 05/01/16	140,000	151,900
Energy Future Intermediate Holding Co. LLC,
10.000%, due 12/01/20	250,000	281,250
Energy Transfer Partners LP,
6.050%, due 06/01/41	240,000	264,617
7.500%, due 07/01/38	200,000	237,100
Entravision Communications Corp.,
8.750%, due 08/01/17	213,000	230,040
EP Energy LLC,
9.375%, due 05/01/20[1]	175,000	190,750
Epicor Software Corp.,
8.625%, due 05/01/19	200,000	211,000
Equinix, Inc.,
7.000%, due 07/15/21	150,000	168,000
8.125%, due 03/01/18	400,000	444,000
ExamWorks Group, Inc.,
9.000%, due 07/15/19	425,000	442,000
Felcor Lodging LP,
6.750%, due 06/01/19	165,000	176,962
Ferrellgas Partners-LP,
9.125%, due 10/01/17	195,000	209,137
First Data Corp.,
9.875%, due 09/24/15	410,000	418,200
11.250%, due 03/31/16	245,000	237,650
Ford Motor Credit Co. LLC,
12.000%, due 05/15/15	320,000	396,800
Forest Oil Corp.,
7.250%, due 06/15/19	335,000	332,487
8.500%, due 02/15/14	70,000	75,775
Freescale Semiconductor, Inc.,
9.250%, due 04/15/18[1]	115,000	125,062
10.125%, due 03/15/18[1]	110,000	121,000
10.750%, due 08/01/20	101,000	109,333
Fresenius Medical Care US Finance II, Inc.,
5.625%, due 07/31/19[1]	225,000	239,625
Frontier Communications Corp.,
8.250%, due 04/15/17	340,000	385,900
9.000%, due 08/15/31	255,000	272,212
FTI Consulting, Inc.,
6.750%, due 10/01/20	100,000	106,750
Gannett Co., Inc.,
9.375%, due 11/15/17	150,000	169,125
GenOn Energy, Inc.,
9.500%, due 10/15/18	215,000	244,025
Geo Group, Inc.,
7.750%, due 10/15/17	125,000	134,688
Georgia Gulf Corp.,
9.000%, due 01/15/17[1]	235,000	262,613
Goodyear Tire & Rubber Co.,
7.000%, due 05/15/22	110,000	116,600

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Graphic Packaging International, Inc.,
7.875%, due 10/01/18	$120,000	$132,900
9.500%, due 06/15/17	55,000	60,225
Grifols, Inc.,
8.250%, due 02/01/18	290,000	320,450
HCA, Inc.,
5.875%, due 03/15/22	100,000	108,375
7.500%, due 02/15/22	375,000	424,688
8.500%, due 04/15/19	475,000	535,563
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16[1]	272,000	283,900
Hexion US Finance Corp.,
8.875%, due 02/01/18	325,000	333,937
Hilcorp Finance Co.,
7.625%, due 04/15/21[1]	125,000	137,500
8.000%, due 02/15/20[1]	85,000	94,562
Hilton Worldwide, Inc.,
4.935%, due 11/15/13[1,3]	250,000	245,498
Hologic, Inc.,
6.250%, due 08/01/20[1]	50,000	53,000
Host Hotels & Resorts LP, REIT,
4.750%, due 03/01/23	175,000	181,344
Hughes Satellite Systems Corp.,
6.500%, due 06/15/19	55,000	58,850
7.625%, due 06/15/21	55,000	60,912
Huntington Ingalls Industries, Inc.,
6.875%, due 03/15/18	95,000	102,956
7.125%, due 03/15/21	100,000	107,625
Icahn Enterprises LP,
8.000%, due 01/15/18[1]	50,000	53,625
8.000%, due 01/15/18	225,000	241,313
ILFC E-Capital Trust I,
4.520%, due 12/21/65[1,3]	195,000	132,600
Infor US, Inc.,
9.375%, due 04/01/19[1]	175,000	194,250
11.500%, due 07/15/18[1]	75,000	85,500
Ingles Markets, Inc.,
8.875%, due 05/15/17	205,000	220,887
Interactive Data Corp.,
10.250%, due 08/01/18	25,000	28,000
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	575,000	669,875
8.750%, due 03/15/17	220,000	257,400
Iron Mountain, Inc.,
8.375%, due 08/15/21	300,000	332,250
Jabil Circuit, Inc.,
4.700%, due 09/15/22	55,000	54,725
8.250%, due 03/15/18	150,000	178,125
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	120,000	120,000
JC Penney Corp., Inc.,
7.125%, due 11/15/23	180,000	171,450
JMC Steel Group,
8.250%, due 03/15/18[1]	130,000	132,600
KEMET Corp.,
10.500%, due 05/01/18	100,000	101,500
Key Energy Services, Inc.,
6.750%, due 03/01/21[1]	75,000	75,750
6.750%, due 03/01/21	200,000	203,000

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Level 3 Communications, Inc.,
11.875%, due 02/01/19	$190,000	$215,650
Level 3 Financing, Inc.,
10.000%, due 02/01/18	485,000	539,562
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	125,000	135,625
10.750%, due 06/15/58[1,3]	235,000	340,750
Limited Brands, Inc.,
5.625%, due 02/15/22	100,000	107,750
7.600%, due 07/15/37	100,000	102,500
8.500%, due 06/15/19	155,000	186,775
Linn Energy LLC,
6.500%, due 05/15/19[1]	200,000	200,000
7.750%, due 02/01/21	240,000	253,800
8.625%, due 04/15/20	160,000	175,200
Macy’s Retail Holdings, Inc.,
6.375%, due 03/15/37	225,000	271,402
Manitowoc Co., Inc.,
8.500%, due 11/01/20	325,000	363,594
Marina District Finance Co., Inc.,
9.500%, due 10/15/15	150,000	151,312
MarkWest Energy Partners LP,
6.750%, due 11/01/20	100,000	108,250
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17	100,000	105,250
Masco Corp.,
7.125%, due 03/15/20	150,000	170,747
McClatchy Co.,
11.500%, due 02/15/17	210,000	225,750
McJunkin Red Man Corp.,
9.500%, due 12/15/16	390,000	420,713
MedAssets, Inc.,
8.000%, due 11/15/18	300,000	327,000
Mercer International, Inc.,
9.500%, due 12/01/17	205,000	219,350
Meritor, Inc.,
10.625%, due 03/15/18	150,000	158,250
MGM Resorts International,
10.000%, due 11/01/16	640,000	732,800
11.125%, due 11/15/17	200,000	221,250
Michael Foods, Inc.,
9.750%, due 07/15/18	220,000	245,300
Michaels Stores, Inc.,
7.750%, due 11/01/18	160,000	171,600
11.375%, due 11/01/16	215,000	225,234
Multiplan, Inc.,
9.875%, due 09/01/18[1]	485,000	535,925
Murray Energy Corp.,
10.250%, due 10/15/15[1]	560,000	548,800
Mylan, Inc.,
7.625%, due 07/15/17[1]	275,000	304,562
Navios Maritime Acquisition Corp.,
8.625%, due 11/01/17	225,000	214,313
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17	160,000	164,200
NB Capital Trust II,
7.830%, due 12/15/26	115,000	116,840
Newfield Exploration Co.,
5.750%, due 01/30/22	150,000	167,625

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	$125,000	$135,938
Nextel Communications, Inc.,
Series D, 7.375%, due 08/01/15	167,000	167,626
Nielsen Finance LLC,
7.750%, due 10/15/18	135,000	152,213
11.625%, due 02/01/14	91,000	102,603
Niska Gas Storage US LLC,
8.875%, due 03/15/18	300,000	309,750
NRG Energy, Inc.,
7.625%, due 05/15/19	105,000	111,300
8.250%, due 09/01/20	100,000	109,000
8.500%, due 06/15/19	350,000	378,000
Omnicare, Inc.,
7.750%, due 06/01/20	42,000	46,200
Pactiv LLC,
8.125%, due 06/15/17	175,000	171,500
PAETEC Holding Corp.,
9.875%, due 12/01/18	400,000	458,000
Party City Holdings, Inc.,
8.875%, due 08/01/20[1]	75,000	79,875
Peabody Energy Corp.,
7.375%, due 11/01/16	200,000	226,500
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	345,000	382,950
Plains Exploration & Production Co.,
7.625%, due 06/01/18	127,000	135,255
QEP Resources, Inc.,
6.875%, due 03/01/21	105,000	118,650
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	350,000	299,250
9.125%, due 08/15/19	75,000	71,250
11.750%, due 01/01/16	140,000	141,400
QVC, Inc.,
7.125%, due 04/15/17[1]	70,000	73,865
7.500%, due 10/01/19[1]	515,000	569,851
Range Resources Corp.,
5.750%, due 06/01/21	140,000	150,500
7.250%, due 05/01/18	175,000	185,062
8.000%, due 05/15/19	100,000	111,000
RBS Capital Trust II,
6.425%, due 12/31/49	275,000	225,500
RBS Global, Inc.,
8.500%, due 05/01/18	140,000	154,350
Regions Financial Corp.,
5.750%, due 06/15/15	300,000	322,119
7.750%, due 11/10/14	150,000	166,875
Reynolds Group Issuer, Inc.,
7.875%, due 08/15/19	400,000	432,000
9.875%, due 08/15/19	250,000	265,937
Rite Aid Corp.,
10.375%, due 07/15/16	300,000	317,250
Royal Caribbean Cruises Ltd.,
7.500%, due 10/15/27	190,000	200,925
Ryerson, Inc.,
9.000%, due 10/15/17[1]	125,000	127,812
12.000%, due 11/01/15	580,000	598,850

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Samson Investment Co.,
9.750%, due 02/15/20[1]	$410,000	$422,300
SandRidge Energy, Inc.,
7.500%, due 02/15/23[1]	140,000	144,200
8.750%, due 01/15/20	110,000	119,075
9.875%, due 05/15/16	190,000	207,100
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	295,000	297,950
Sealed Air Corp.,
8.375%, due 09/15/21[1]	240,000	268,800
ServiceMaster Co.,
7.000%, due 08/15/20[1]	100,000	102,500
8.000%, due 02/15/20	155,000	164,300
SESI LLC,
7.125%, due 12/15/21[1]	190,000	209,950
Severstal Columbus LLC,
10.250%, due 02/15/18	200,000	200,000
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15[1]	365,000	301,125
Sinclair Television Group, Inc.,
6.125%, due 10/01/22[1]	100,000	100,125
Sky Growth Acquisition Corp.,
7.375%, due 10/15/20[1]	75,000	75,375
Springleaf Finance Corp.,
6.900%, due 12/15/17	240,000	204,000
Sprint Capital Corp.,
8.750%, due 03/15/32	175,000	181,125
Sprint Nextel Corp.,
6.000%, due 12/01/16	335,000	345,050
8.375%, due 08/15/17	390,000	433,875
9.000%, due 11/15/18[1]	135,000	162,000
9.125%, due 03/01/17	150,000	169,875
11.500%, due 11/15/21	45,000	56,362
SPX Corp.,
7.625%, due 12/15/14	400,000	440,000
SquareTwo Financial Corp.,
11.625%, due 04/01/17	355,000	314,175
Standard Pacific Corp.,
10.750%, due 09/15/16	115,000	140,587
Suburban Propane Partners LP,
7.375%, due 08/01/21[1]	108,000	115,290
7.500%, due 10/01/18[1]	67,000	71,690
SUPERVALU, Inc.,
8.000%, due 05/01/16	235,000	209,737
Susser Holdings LLC,
8.500%, due 05/15/16	50,000	53,812
Swift Energy Co.,
7.875%, due 03/01/22	75,000	80,250
Tenet Healthcare Corp.,
6.875%, due 11/15/31	150,000	134,250
8.000%, due 08/01/20	160,000	171,800
Tenneco, Inc.,
7.750%, due 08/15/18	175,000	190,313
Tesoro Corp.,
9.750%, due 06/01/19	205,000	237,288
Texas Competitive Electric Holdings Co. LLC,
11.500%, due 10/01/20[1]	290,000	226,925
Toll Brothers Finance Corp.,
8.910%, due 10/15/17	80,000	101,797

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Tomkins LLC,
9.000%, due 10/01/18	$89,000	$99,235
Toys R Us Property Co. II LLC,
8.500%, due 12/01/17	155,000	167,013
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1]	250,000	222,500
U.S. Foodservice,
8.500%, due 06/30/19[1]	140,000	145,950
United States Steel Corp.,
7.375%, due 04/01/20	200,000	199,000
USPI Finance Corp.,
9.000%, due 04/01/20[1]	175,000	189,875
Valeant Pharmaceuticals International,
7.000%, due 10/01/20[1]	420,000	442,050
Viskase Cos., Inc.,
9.875%, due 01/15/18[1]	200,000	207,000
Warner Chilcott Co. LLC,
7.750%, due 09/15/18	200,000	213,500
West Corp.,
7.875%, due 01/15/19	250,000	257,500
11.000%, due 10/15/16	300,000	312,000
Whiting Petroleum Corp.,
6.500%, due 10/01/18	250,000	268,125
WideOpenWest Finance LLC,
10.250%, due 07/15/19[1]	200,000	211,000
WMG Acquisition Corp.,
9.500%, due 06/15/16	130,000	141,863
XL Group PLC,
Series E, 6.500%, due 04/15/17[3,4]	315,000	289,800
YCC Holdings LLC,
10.250%, due 02/15/16[2]	425,000	439,875
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]	500,000	540,000
Zions Bancorp.,
5.500%, due 11/16/15	140,000	146,123
Total United States corporate bonds		60,525,551
Total corporate bonds (cost $65,374,563)		69,147,424

Commercial mortgage-backed securities—0.37%
United States—0.37%
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AJ,
5.998%, due 05/15/46[3]	250,000	165,210
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
6.122%, due 02/15/51[3]	100,000	106,427
Total commercial mortgage-backed securities (cost $295,858)		271,637
Total bonds (cost $65,670,421)		69,419,061

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Common stock—0.00%
United States—0.00%
Pliant Corp.*5,6,7 (cost $0)	1	$0

	Number of Warrants
Warrants—0.00%
Sabreliner Corp., expires 06/08/18*5,6 (cost $153,000)	8,400	0

	Shares
Short-term investment—4.19%
UBS Cash Management Prime Relationship Fund[8] (cost $3,118,208)	3,118,208	3,118,208
Total investments—97.55% (cost $ 68,941,629)		72,537,269
Cash and other assets, less liabilities—2.45%		1,824,350
Net assets—100.00%		$74,361,619

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,410,961
Gross unrealized depreciation	(815,321)
Net unrealized appreciation of investments	$3,595,640

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$69,147,424	$—	$69,147,424
Commercial mortgage-backed securities	—	271,637	—	271,637
Common stocks	—	—	0	0
Warrants	—	—	0	0
Short-term investments	—	3,118,208	—	3,118,208
Total	$—	$72,537,269	$0	$72,537,269

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Common stock	Warrants	Total
Assets
Beginning balance	$0	$133	$133
Purchases	—	—	—
Issuances	—	—	—
Sales	—	(135)	(135)
Settlements	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized gain	—	—	—
Change in net unrealized appreciation/depreciation	—	2	2
Net transfers into Level 3	—	—	—
Net transfers out of Level 3	—	—	—
Ending balance	$0	$0	$0

UBS High Yield Fund

Portfolio of investments – September 30, 2012 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $18,826,500 or 25.32% of net assets.

2	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
3	Variable or floating rate security.The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
4	Perpetual bond security. The maturity date reflects the next call date.
5	Holding is illiquid. At September 30, 2012, the value of these securities amounted to $0 or 0.00% of net assets.
6	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2012, the value of these securities amounted to $0 or 0.00% of net assets.
7	This security, which represents 0.00% of net assets as of September 30, 2012, is considered restricted. (See restricted securities table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 09/30/12	Value as a percentage of net assets
Pliant Corp.	10/20/00	$0	0.00%	$0	0.00%

8	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$4,546,280	$9,104,152	$10,532,224	$3,118,208	$1,804

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	2.66%
Airlines	0.59
Biotechnology	5.14
Capital markets	2.01
Chemicals	1.82
Commercial banks	3.03
Commercial services & supplies	0.33
Communications equipment	0.74
Computers & peripherals	5.62
Diversified financial services	2.04
Electric utilities	4.69
Energy equipment & services	2.44
Food & staples retailing	0.70
Food products	0.37
Health care equipment & supplies	2.24
Health care providers & services	2.07
Hotels, restaurants & leisure	0.66
Household products	0.61
Insurance	1.87
Internet & catalog retail	2.57
Internet software & services	0.95
IT services	1.09
Life sciences tools & services	2.07
Machinery	2.33
Media	3.74
Metals & mining	0.35
Multiline retail	0.60
Multi-utilities	3.43
Oil, gas & consumable fuels	6.40
Paper & forest products	0.71
Pharmaceuticals	1.93
Real estate investment trust (REIT)	2.12
Road & rail	3.98
Semiconductors & semiconductor equipment	3.54
Software	3.37
Specialty retail	0.40
Textiles, apparel & luxury goods	2.47
Tobacco	0.40
Wireless telecommunication services	0.97
Total common stocks	83.05%
Short-term investment	25.51
Total investments before investments sold short	108.56%

Investments sold short
Common stocks
Beverages	(0.99)
Biotechnology	(1.08)
Building products	(0.40)
Capital markets	(1.27)
Chemicals	(1.65)
Commercial banks	(2.27)
Commercial services & supplies	(2.47)
Communications equipment	(0.00)[1]
Computers & peripherals	(1.56)
Consumer finance	(0.25)
Distributors	(0.46)
Diversified financial services	(0.56)
Electric utilities	(1.60)
Electrical equipment	(0.97)

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2012

Energy equipment & services	(0.55)%
Food & staples retailing	(1.11)
Gas utilities	(0.48)
Health care equipment & supplies	(3.56)
Health care providers & services	(0.61)
Hotels, restaurants & leisure	(1.94)
Independent power producers & energy traders	(0.39)
Insurance	(0.79)
IT services	(2.20)
Life sciences tools & services	(1.19)
Machinery	(0.63)
Media	(2.08)
Multiline retail	(1.84)
Multi-utilities	(4.33)
Office electronics	(0.91)
Oil, gas & consumable fuels	(4.97)
Pharmaceuticals	(3.31)
Real estate investment trust (REIT)	(0.55)
Road & rail	(1.29)
Semiconductors & semiconductor equipment	(2.00)
Software	(3.21)
Specialty retail	(2.21)
Trading companies & distributors	(2.49)
Water utilities	(1.40)
Total investments sold short	(59.58)%
Total investments, net of investments sold short	48.98
Cash and other assets, less liabilities	51.02
Net assets	100.00%

1 Amount represents less than 0.005%.

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks—83.05%
Israel—0.52%
Teva Pharmaceutical Industries Ltd. ADR	2,000	$82,820

Singapore—0.77%
Avago Technologies Ltd.[1]	3,500	122,027

United States—81.76%
Acorda Therapeutics, Inc.*1	9,200	235,612
Adobe Systems, Inc.*1	13,700	444,702
Aegerion Pharmaceuticals, Inc.*1	3,250	48,165
Aflac, Inc.[1]	1,400	67,032
Alexion Pharmaceuticals, Inc.*1	550	62,920
Allergan, Inc.[1]	700	64,106
Alnylam Pharmaceuticals, Inc.*1	4,900	92,071
Amazon.com, Inc.*1	1,600	406,912
American Campus Communities, Inc.[1]	1,300	57,044
American Capital Agency Corp.[1]	4,800	166,032
Apple, Inc.[1]	880	587,189
Atmel Corp.*1	38,500	202,510
Baker Hughes, Inc.[1]	1,400	63,322
Baxter International, Inc.[1]	2,000	120,520
Bio-Rad Laboratories, Inc., Class A*1	2,300	245,456
Bruker Corp.*1	6,300	82,467
Cabot Oil & Gas Corp.[1]	3,450	154,905
Celanese Corp., Series A1	4,200	159,222
Centene Corp.*1	1,100	41,151
Citigroup, Inc.[1]	4,940	161,637
CME Group, Inc.[1]	2,800	160,440
Coach, Inc.[1]	2,900	162,458
Colgate-Palmolive Co.[1]	900	96,498
Comcast Corp., Class A1	5,300	189,581
Cubist Pharmaceuticals, Inc.*1	3,200	152,576
Digital Realty Trust, Inc.[1]	1,600	111,760
Dow Chemical Co.[1]	4,400	127,424
Edison International[1]	6,500	296,985
EOG Resources, Inc.[1]	2,030	227,461
EQT Corp.[1]	4,300	253,700
Exelon Corp.[1]	2,000	71,160
General Dynamics Corp.[1]	5,400	357,048
Gilead Sciences, Inc.*1	2,600	172,458
Google, Inc., Class A*1	200	150,900
Halliburton Co.[1]	3,100	104,439
HCA Holdings, Inc.[1]	2,000	66,500
Hertz Global Holdings, Inc.*1	22,700	311,671
Hess Corp.[1]	3,200	171,904
Hill-Rom Holdings, Inc.[1]	2,100	61,026
Hospira, Inc.*1	1,800	59,076
Illinois Tool Works, Inc.[1]	6,200	368,714
International Paper Co.[1]	3,100	112,592
Intersil Corp., Class A1	9,100	79,625
Invesco Ltd.[1]	5,000	124,950
Juniper Networks, Inc.*1	6,800	116,348
Kraft Foods, Inc., Class A1	1,400	57,890
Kroger Co.[1]	4,700	110,638
Ligand Pharmaceuticals, Inc., Class B*1	2,900	49,735

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Lincoln National Corp.[1]	4,200	$101,598
Lowe’s Cos., Inc.[1]	2,100	63,504
Macy’s, Inc.[1]	2,500	94,050
Medtronic, Inc.[1]	4,000	172,480
Merck & Co., Inc.[1]	2,200	99,220
MetLife, Inc.[1]	3,700	127,502
MetroPCS Communications, Inc.*1	5,300	62,063
Micron Technology, Inc.*1	7,000	41,895
Morgan Stanley[1]	11,500	192,510
NetApp, Inc.*1	4,700	154,536
NextEra Energy, Inc.[1]	5,300	372,749
NII Holdings, Inc.*1	11,600	91,060
Noble Corp.*1	6,100	218,258
Norfolk Southern Corp.[1]	5,000	318,150
Peabody Energy Corp.[1]	1,800	40,122
PG&E Corp.[1]	7,200	307,224
Philip Morris International, Inc.[1]	700	62,958
Public Service Enterprise Group, Inc.[1]	7,300	234,914
Ralph Lauren Corp.[1]	1,500	226,845
Republic Services, Inc.[1]	1,900	52,269
SanDisk Corp.*1	3,400	147,662
ServiceSource International, Inc.*1	16,800	172,368
Skyworks Solutions, Inc.*1	4,800	113,112
Spirit Airlines, Inc.*1	5,500	93,940
Starbucks Corp.[1]	2,100	106,575
Steel Dynamics, Inc.[1]	4,900	55,027
Symantec Corp.*1	4,900	88,200
Time Warner, Inc.[1]	5,800	262,914
Ultra Petroleum Corp.*1	7,400	162,652
United Technologies Corp.[1]	800	62,632
UnitedHealth Group, Inc.[1]	1,500	83,115
US Bancorp[1]	7,600	260,680
Viacom, Inc., Class B1	2,600	139,334
WellPoint, Inc.[1]	2,350	136,323
Wells Fargo & Co.[1]	6,300	217,539
Total United States common stocks		12,924,512
Total common stocks (cost $12,972,830)		13,129,359

Short-term investment—25.51%
Investment company—25.51%
UBS Cash Management Prime Relationship Fund[2] (cost $4,032,731)	4,032,731	4,032,731
Total investments before investments sold short—108.56% (cost $17,005,561)		17,162,090

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Investments sold short—(59.58)%
Common stocks —(59.58)%
Ireland—(1.00)%
Seagate Technology PLC	(5,100)	$(158,100)

Switzerland—(1.03)%
Tyco International Ltd.	(2,900)	(163,154)

United States—(57.55)%
Abbott Laboratories	(1,600)	(109,696)
AGCO Corp.	(2,100)	(99,708)
Alliant Energy Corp.	(3,600)	(156,204)
American Express Co.	(700)	(39,802)
American International Group, Inc.	(3,800)	(124,602)
American Water Works Co., Inc.	(3,600)	(133,416)
Amgen, Inc.	(500)	(42,160)
Aqua America, Inc.	(3,600)	(89,136)
Associated Banc-Corp.	(5,100)	(67,167)
Auxilium Pharmaceuticals, Inc.	(2,000)	(48,920)
AvalonBay Communities, Inc.	(300)	(40,797)
Bank of America Corp.	(10,100)	(89,183)
BMC Software, Inc.	(4,200)	(174,258)
Bristol-Myers Squibb Co.	(2,300)	(77,625)
Brown-Forman Corp., Class B	(2,400)	(156,600)
Calpine Corp.	(3,600)	(62,280)
Celgene Corp.	(1,100)	(84,040)
Cepheid, Inc.	(1,300)	(44,863)
Charles Schwab Corp.	(6,700)	(85,693)
Chevron Corp.	(800)	(93,248)
Choice Hotels International, Inc.	(1,100)	(35,189)
City National Corp.	(800)	(41,208)
Cognizant Technology Solutions Corp., Class A	(2,100)	(146,832)
Community Health Systems, Inc.	(1,550)	(45,167)
Compuware Corp.	(10,000)	(99,100)
ConocoPhillips	(3,500)	(200,130)
Consolidated Edison, Inc.	(3,800)	(227,582)
CSX Corp.	(5,800)	(120,350)
Dell, Inc.	(9,200)	(90,712)
DexCom, Inc.	(3,400)	(51,102)
Dollar General Corp.	(2,300)	(118,542)
Ecolab, Inc.	(1,600)	(103,696)
Eli Lilly & Co.	(4,100)	(194,381)
Equity Residential	(800)	(46,024)
Exxon Mobil Corp.	(2,000)	(182,900)
Fastenal Co.	(4,300)	(184,857)
Fiserv, Inc.	(1,300)	(96,239)
Gannett Co., Inc.	(5,800)	(102,950)
Gap, Inc.	(3,200)	(114,496)
Genuine Parts Co.	(1,200)	(73,236)
Haemonetics Corp.	(550)	(44,110)
Hawaiian Electric Industries, Inc.	(2,600)	(68,406)
Healthcare Services Group, Inc.	(3,700)	(84,619)
Hyatt Hotels Corp., Class A	(3,200)	(128,480)
IDEXX Laboratories, Inc.	(1,050)	(104,317)
Illumina, Inc.	(1,200)	(57,840)
Integrys Energy Group, Inc.	(3,300)	(172,260)
Intel Corp.	(6,300)	(142,884)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
International Business Machines Corp.	(500)	$(103,725)
Intuitive Surgical, Inc.	(400)	(198,252)
JC Penney Co., Inc.	(5,100)	(123,879)
Kansas City Southern	(1,100)	(83,358)
KLA-Tencor Corp.	(1,900)	(90,639)
Lamar Advertising Co., Class A	(4,400)	(163,064)
MDU Resources Group, Inc.	(2,900)	(63,916)
Mettler-Toledo International, Inc.	(760)	(129,762)
Nordstrom, Inc.	(900)	(49,662)
Northern Trust Corp.	(1,000)	(46,415)
NuVasive, Inc.	(1,850)	(42,384)
Occidental Petroleum Corp.	(1,000)	(86,060)
Owens & Minor, Inc.	(1,700)	(50,796)
Owens Corning	(1,900)	(63,574)
Pepco Holdings, Inc.	(3,400)	(64,260)
Perrigo Co.	(800)	(92,936)
Pioneer Natural Resources Co.	(1,200)	(125,280)
Pitney Bowes, Inc.	(10,300)	(142,346)
Praxair, Inc.	(1,100)	(114,268)
Questar Corp.	(3,700)	(75,221)
Red Hat, Inc.	(3,400)	(193,596)
Rockwell Automation, Inc.	(2,200)	(153,010)
Schlumberger Ltd.	(1,200)	(86,796)
Sigma-Aldrich Corp.	(600)	(43,182)
Signature Bank	(700)	(46,956)
Southern Co.	(2,600)	(119,834)
Spectra Energy Corp.	(3,200)	(93,952)
Starwood Hotels & Resorts Worldwide, Inc.	(2,500)	(144,900)
STERIS Corp.	(1,250)	(44,337)
SVB Financial Group	(800)	(48,368)
Synopsys, Inc.	(1,200)	(39,624)
T. Rowe Price Group, Inc.	(1,100)	(69,630)
TCF Financial Corp.	(6,500)	(77,610)
TECO Energy, Inc.	(3,600)	(63,864)
Teradyne, Inc.	(5,900)	(83,898)
Thoratec Corp.	(1,150)	(39,790)
TJX Cos., Inc.	(3,400)	(152,286)
Volcano Corp.	(1,400)	(39,998)
Walt Disney Co.	(1,200)	(62,736)
Whole Foods Market, Inc.	(1,800)	(175,320)
Williams-Sonoma, Inc.	(1,900)	(83,543)
WW Grainger, Inc.	(1,000)	(208,370)
Xerox Corp.	(19,500)	(143,130)
Zions Bancorporation	(3,700)	(76,424)
Total United States common stocks		(9,097,958)
Total investments sold short (proceeds $8,819,253)		(9,419,212)
Total investments, net of investments sold short—48.98%		7,742,878
Cash and other assets, less liabilities—51.02%		8,064,840

Net assets—100.00%		$15,807,718

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2012 (Unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$612,385
Gross unrealized depreciation	(453,525)
Net unrealized appreciation of investments	$158,860

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$13,129,359	$—	$—	$13,129,359
Common stocks sold short	(9,419,212)	—	—	(9,419,212)
Short-term investment	—	4,032,731	—	4,032,731
Total	$3,710,147	$4,032,731	$—	$7,742,878

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Common stocks sold short	Total
Assets
Beginning balance	$(1,296)	$(1,296)
Purchases	0	0
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain	0	0
Change in net unrealized appreciation/depreciation	1,296	1,296
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$—	$—

Portfolio footnotes

*	Non-income producing security.
1	All or a portion of these securities have been delivered to cover open short positions.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$9,335,046	$7,722,389	$13,024,704	$4,032,731	$3,892

UBS Global Equity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Common stocks
Airlines	1.14%
Auto components	0.99
Automobiles	1.33
Beverages	2.61
Building products	1.04
Capital markets	1.83
Chemicals	2.46
Commercial banks	11.45
Commercial services & supplies	1.25
Computers & peripherals	2.82
Construction & engineering	1.48
Diversified consumer services	1.10
Diversified financial services	1.31
Diversified telecommunication services	1.27
Electric utilities	1.09
Electrical equipment	0.99
Electronic equipment, instruments & components	2.34
Food & staples retailing	1.76
Food products	3.19
Gas utilities	1.25
Health care equipment & supplies	2.17
Health care providers & services	3.94
Hotels, restaurants & leisure	1.22
Household products	1.90
Insurance	3.55
Internet software & services	2.72
IT services	1.66
Leisure equipment & products	0.96
Life sciences tools & services	0.88
Machinery	3.81
Media	2.48
Metals & mining	2.40
Multi-utilities	0.76
Oil, gas & consumable fuels	9.61
Personal products	1.34
Pharmaceuticals	4.46
Real estate investment trust (REIT)	0.80
Semiconductors & semiconductor equipment	2.37
Software	4.26
Tobacco	1.65
Trading companies & distributors	0.70
Wireless telecommunication services	2.13
Total common stocks	98.47%
Short-term investment	0.58
Investment of cash collateral from securities loaned	3.33
Total investments	102.38%
Liabilities, in excess of cash and other assets	(2.38)
Net assets	100.00%

1       Figures represent the direct investments of UBS Global Equity Fund. Figures would be different if a breakdown of the underlying affiliated investment company and derivatives exposure was included.

UBS Global Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks—98.47%
Australia—0.80%
Westfield Group	64,832	$683,262

Canada—5.07%
Canadian Oil Sands Ltd.	32,700	700,168
Petrobank Energy & Resources Ltd.*	57,200	802,348
Petrominerales Ltd.[1]	49,400	399,984
Shamaran Petroleum Corp.*	1,048,500	463,938
Suncor Energy, Inc.	29,900	983,589
Westjet Airlines Ltd., Class A	54,300	970,451
Total Canada common stocks		4,320,478

China—5.96%
AIA Group Ltd.	358,655	1,336,737
China Construction Bank Corp., H Shares	1,580,450	1,096,565
China Mobile Ltd.	78,500	870,136
Hollysys Automation Technologies Ltd.*	75,900	740,784
Ping An Insurance Group Co. of China Ltd., H Shares	137,000	1,035,356
Total China common stocks		5,079,578

Denmark—0.69%
FLSmidth & Co. A/S	10,202	591,739

France—2.75%
Carrefour SA	72,155	1,496,546
Schneider Electric SA	14,291	845,784
Total France common stocks		2,342,330

Germany—4.97%
Bayer AG	10,315	885,851
Beiersdorf AG1	15,552	1,141,149
Deutsche Bank AG	17,980	710,369
E.ON AG	39,236	931,009
Infineon Technologies AG	89,542	568,196
Total Germany common stocks		4,236,574

Indonesia—0.85%
Bank Rakyat Indonesia Persero Tbk PT	931,000	724,760

Ireland—3.39%
Accenture PLC, Class A	11,400	798,342
Covidien PLC	16,304	968,784
Ingersoll-Rand PLC	25,000	1,120,500
Total Ireland common stocks		2,887,626

Italy—1.17%
Fiat Industrial SpA	102,183	998,615

Japan—8.52%
Benesse Holdings, Inc.	19,300	934,828
Bridgestone Corp.	36,500	846,553
ITOCHU Corp.[1]	58,700	594,973
Mitsubishi UFJ Financial Group, Inc.	263,700	1,236,727
Sankyo Co., Ltd.[1]	17,500	815,127
THK Co., Ltd.	41,100	630,930
Tokyo Gas Co., Ltd.	194,000	1,068,939
Toyota Motor Corp.	29,100	1,133,573
Total Japan common stocks		7,261,650

UBS Global Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Netherlands—3.81%
Heineken NV	19,369	$1,154,653
Koninklijke DSM NV	18,289	911,888
LyondellBasell Industries NV, Class A	22,925	1,184,306
Total Netherlands common stocks		3,250,847

Norway—1.27%
Telenor ASA	55,548	1,083,055

Russia—1.58%
Gazprom OAO ADR	67,190	673,916
Sberbank of Russia[2]	231,495	675,895
Total Russia common stocks		1,349,811

South Africa—1.52%
Naspers Ltd., Class N	21,005	1,299,645

South Korea—1.93%
Samsung Electronics Co., Ltd.	827	1,001,545
Shinhan Financial Group Co., Ltd.	18,720	639,201
Total South Korea common stocks		1,640,746

Spain—0.79%
Obrascon Huarte Lain SA	29,301	675,876

Sweden—0.80%
Lundin Petroleum AB*	27,904	680,098

Switzerland—3.50%
Nestle SA	26,335	1,660,463
Novartis AG	21,596	1,321,478
Total Switzerland common stocks		2,981,941

Taiwan—1.47%
HON HAI Precision Industry Co., Ltd.	400,326	1,256,417

Thailand—1.49%
Kasikornbank PCL	214,300	1,270,622

United Kingdom—11.99%
Aberdeen Asset Management PLC	169,926	853,648
Admiral Group PLC[1]	38,558	655,634
BP PLC	250,579	1,766,232
HSBC Holdings PLC	159,763	1,479,030
Imperial Tobacco Group PLC	37,897	1,402,614
Rio Tinto PLC	21,221	988,622
SABMiller PLC	24,384	1,071,008
Vodafone Group PLC	333,848	947,464
Xstrata PLC	68,509	1,059,266
Total United Kingdom common stocks		10,223,518

United States—34.15%
Abbott Laboratories	23,300	1,597,448
Apple, Inc.	3,610	2,408,809
Atmel Corp.*	84,200	442,892
Colgate-Palmolive Co.	15,150	1,624,383
Facebook, Inc., Class A*1	23,591	510,745
Google, Inc., Class A*	2,400	1,810,800
Herman Miller, Inc.	54,800	1,065,312
Hess Corp.	18,700	1,004,564
Hormel Foods Corp.	36,100	1,055,564
JPMorgan Chase & Co.	27,700	1,121,296
McKesson Corp.	10,300	886,109
MDU Resources Group, Inc.	29,400	647,976
Microsoft Corp.	55,600	1,655,768
Occidental Petroleum Corp.	8,300	714,298

UBS Global Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Oracle Corp.	40,200	$1,265,898
Owens Corning*	26,400	883,344
PNC Financial Services Group, Inc.	15,900	1,003,290
Royal Caribbean Cruises Ltd.	34,400	1,039,224
St. Jude Medical, Inc.	20,800	876,304
Symantec Corp.*	39,600	712,800
Thermo Fisher Scientific, Inc.	12,700	747,141
Timken Co.	13,500	501,660
UnitedHealth Group, Inc.	24,200	1,340,922
VeriFone Systems, Inc.*	22,200	618,270
Viacom, Inc., Class B	15,200	814,568
WellPoint, Inc.	19,500	1,131,195
Wells Fargo & Co.	47,300	1,633,269
Total United States common stocks		29,113,849
Total common stocks (cost $80,363,826)		83,953,037

Short-term investment—0.58%
Investment company—0.58%
UBS Cash Management Prime Relationship Fund[3] (cost $498,322)	498,322	498,322

Investment of cash collateral from securities loaned—3.33%
UBS Private Money Market Fund LLC[3] (cost $2,835,601)	2,835,601	2,835,601

Total investments—102.38% (cost $83,697,749)		87,286,960
Liabilities, in excess of cash and other assets—(2.38)%		(2,033,012)
Net assets—100.00%		$85,253,948

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,597,232
Gross unrealized depreciation	(6,008,021)
Net unrealized appreciation of investments	$3,589,211

UBS Global Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	CHF	1,025,000	USD	1,096,114	11/07/12	$5,538
JPMCB	CNY	18,330,000	USD	2,888,379	11/07/12	(18,195)
JPMCB	EUR	485,000	USD	626,353	11/07/12	2,872
JPMCB	GBP	210,000	USD	341,094	11/07/12	2,023
JPMCB	GBP	2,305,000	USD	3,712,140	11/07/12	(9,559)
JPMCB	HKD	1,660,000	USD	214,075	11/07/12	(8)
JPMCB	JPY	33,400,000	USD	429,585	11/07/12	1,470
JPMCB	KRW	600,000,000	USD	530,560	11/07/12	(8,260)
JPMCB	NOK	5,270,000	USD	915,886	11/07/12	(2,748)
JPMCB	THB	31,630,000	USD	1,017,205	11/07/12	(7,641)
JPMCB	TWD	50,900,000	USD	1,724,138	11/07/12	(12,370)
JPMCB	USD	1,582,077	EUR	1,220,000	11/07/12	(13,732)
JPMCB	USD	847,256	INR	47,620,000	12/05/12	44,327
JPMCB	USD	424,923	JPY	33,400,000	11/07/12	3,192
JPMCB	USD	1,894,268	MXN	24,670,000	11/07/12	14,834
JPMCB	USD	866,259	PHP	36,000,000	11/07/12	(3,920)
JPMCB	USD	558,188	SEK	3,670,000	11/07/12	(95)
JPMCB	USD	647,494	SGD	795,000	11/07/12	290
JPMCB	USD	310,263	TWD	9,100,000	11/07/12	194
JPMCB	ZAR	9,440,000	USD	1,139,569	11/07/12	11,141
MSCI	MXN	13,170,000	USD	1,028,179	11/07/12	9,011
Net unrealized appreciation on forward foreign currency contracts						$18,364

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$83,277,142	$675,895	$—	$83,953,037
Short-term investment	—	498,322	—	498,322
Investment of cash collateral from securities loaned	—	2,835,601	—	2,835,601
Forward foreign currency contracts	—	18,364	—	18,364
Total	$83,277,142	$4,028,182	$—	$87,305,324

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2012.
2	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2012, the value of this security amounted to $675,895 or 0.79% of net assets.
3	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

UBS Global Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$491,601	$4,407,156	$4,400,435	$498,322	$272
UBS Private Money Market Fund LLC[a]	4,262,492	11,637,302	13,064,193	2,835,601	386
	$4,754,093	$16,044,458	$17,464,628	$3,333,923	$658

a                                          The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS International Equity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	0.27%
Airlines	0.98
Auto components	1.28
Automobiles	2.78
Beverages	2.86
Building products	0.42
Capital markets	1.60
Chemicals	4.36
Commercial banks	12.21
Commercial services & supplies	0.43
Computers & peripherals	0.74
Construction & engineering	0.65
Construction materials	0.81
Consumer finance	0.39
Diversified financial services	1.18
Diversified telecommunication services	1.85
Electric utilities	1.71
Electrical equipment	0.61
Electronic equipment, instruments & components	1.46
Energy equipment & services	1.68
Food & staples retailing	1.76
Food products	3.40
Gas utilities	0.83
Health care equipment & supplies	0.31
Health care providers & services	0.23
Hotels, restaurants & leisure	0.71
Household durables	0.47
Household products	0.32
Industrial conglomerates	0.44
Insurance	4.81
Internet & catalog retail	0.80
Internet software & services	0.68
Leisure equipment & products	0.71
Life sciences tools & services	0.71
Machinery	3.15
Media	1.75
Metals & mining	4.30
Multiline retail	0.75
Office electronics	0.22
Oil, gas & consumable fuels	8.56
Personal products	0.82
Pharmaceuticals	6.30
Real estate investment trust (REIT)	1.04
Real estate management & development	0.90
Semiconductors & semiconductor equipment	3.20
Software	1.52
Specialty retail	0.91
Textiles, apparel & luxury goods	0.69
Tobacco	2.08
Trading companies & distributors	1.34
Wireless telecommunication services	4.08
Total common stocks	96.06%

Preferred stock	0.77
Short-term investment	2.42
Investment of cash collateral from securities loaned	4.23
Total investments	103.48%
Liabilities, in excess of cash and other assets	(3.48)
Net assets	100.00%

1                      Figures represent the direct investments of UBS International Equity Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS International Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks—96.06%
Australia—4.04%
Atlas Iron Ltd.*	19,427	$28,414
Australia & New Zealand Banking Group Ltd.	1,995	51,218
BHP Billiton Ltd.	2,317	79,409
Commonwealth Bank of Australia	1,233	71,329
Fortescue Metals Group Ltd.	5,489	19,871
Incitec Pivot Ltd.	21,020	64,976
National Australia Bank Ltd.	3,017	79,772
Orica Ltd.	6,337	163,480
Treasury Wine Estates Ltd.	7,302	38,099
Westfield Group	11,035	116,298
Westpac Banking Corp.	2,378	61,297
Total Australia common stocks		774,163

Belgium—0.95%
Anheuser-Busch InBev NV	1,085	92,259
Telenet Group Holding NV	2,015	90,240
Total Belgium common stocks		182,499

Brazil—0.54%
Vale SA ADR	5,800	103,820

Canada—4.15%
Bombardier, Inc., Class B1	13,600	51,047
Canadian Oil Sands Ltd.	4,900	104,918
Dollarama, Inc.	1,100	70,212
Petrobank Energy & Resources Ltd.*	7,700	108,008
Petrominerales Ltd.[1]	6,900	55,868
Royal Bank of Canada	3,300	189,790
Suncor Energy, Inc.	5,900	194,086
Teck Resources Ltd., Class B	700	20,656
Total Canada common stocks		794,585

China—4.69%
AIA Group Ltd.	49,638	185,005
Baidu, Inc. ADR*	300	35,046
China Construction Bank Corp., H Shares	282,280	195,854
China Merchants Bank Co., Ltd., H Shares	45,259	76,229
China Mobile Ltd.	12,500	138,557
New World Development Co., Ltd.	82,000	127,113
Ping An Insurance Group Co. of China Ltd., H Shares	18,500	139,811
Total China common stocks		897,615

Denmark—1.69%
FLSmidth & Co. A/S	2,163	125,459
Novo Nordisk A/S, Class B	1,259	198,892
Total Denmark common stocks		324,351

Finland—1.07%
Sampo Oyj, Class A	6,576	204,586

France—3.01%
BNP Paribas SA	1,993	94,710
Carrefour SA	9,931	205,976
Schneider Electric SA	1,984	117,419
Technip SA	402	44,690
Total SA1	1,582	78,472
Valeo SA	757	35,020
Total France common stocks		576,287

UBS International Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Germany—9.67%
Allianz SE	237	$28,199
BASF SE	840	70,865
Bayer AG	2,430	208,688
Bayerische Motoren Werke AG	479	35,030
Beiersdorf AG NPV	2,132	156,438
Deutsche Bank AG	4,425	174,827
Dialog Semiconductor PLC*	4,900	95,459
E.ON AG	6,515	154,591
Fresenius SE & Co. KGaA	377	43,767
GEA Group AG	1,657	50,135
Gerresheimer AG*	2,597	135,727
HeidelbergCement AG	2,964	155,288
Hugo Boss AG	414	36,443
Infineon Technologies AG	16,051	101,853
Kabel Deutschland Holding AG*	1,907	136,032
Lanxess AG	502	41,628
MAN SE	901	82,495
SAP AG	2,041	144,542
Total Germany common stocks		1,852,007

Hong Kong—0.68%
Cheung Kong Infrastructure Holdings Ltd.	6,000	36,329
Shangri-La Asia Ltd.	26,000	50,431
Sun Hung Kai Properties Ltd.	3,000	43,951
Total Hong Kong common stocks		130,711

Indonesia—1.31%
Astra International Tbk PT	182,500	141,118
Bank Rakyat Indonesia PT	141,500	110,154
Total Indonesia common stocks		251,272

Ireland—0.52%
Ryanair Holdings PLC ADR*	3,100	99,975

Israel—1.11%
Mellanox Technologies Ltd.*1	700	71,071
Teva Pharmaceutical Industries Ltd.	3,435	141,252
Total Israel common stocks		212,323

Italy—1.34%
Fiat Industrial SpA	17,577	171,777
Saipem SpA	1,765	84,759
Total Italy common stocks		256,536

Japan—14.56%
Asahi Glass Co., Ltd.	12,000	79,959
Bridgestone Corp.	6,100	141,479
Canon, Inc.	1,300	41,562
Cosmos Pharmaceutical Corp.	600	55,126
Credit Saison Co., Ltd.	3,100	74,958
Don Quijote Co., Ltd.	1,900	73,161
FANUC Corp.	900	145,079
Isuzu Motors Ltd.	12,000	57,970
ITOCHU Corp.[1]	20,000	202,716
Japan Petroleum Exploration Co.	2,600	104,280
KDDI Corp.[1]	1,700	132,009
Komatsu Ltd.	900	17,725
Mitsubishi Corp.	3,000	54,549
Mitsubishi UFJ Financial Group, Inc.	48,300	226,522
Murata Manufacturing Co., Ltd.	900	47,918
Nissan Motor Co., Ltd.	10,400	88,621
NTT DOCOMO, Inc.[1]	20	32,445
ORIX Corp.	1,350	135,623
Rakuten, Inc.	6,600	67,235
Sankyo Co., Ltd.[1]	2,900	135,078
Seven & I Holdings Co., Ltd.	2,400	73,716
Shin-Etsu Chemical Co., Ltd.	3,000	168,760

UBS International Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
THK Co., Ltd.	5,500	$84,431
Tokio Marine Holdings, Inc.	7,000	178,857
Tokyo Gas Co., Ltd.	29,000	159,790
Toyota Motor Corp.	5,400	210,354
Total Japan common stocks		2,789,923

Luxembourg—0.46%
ArcelorMittal	6,074	87,108

Macau—0.45%
Sands China Ltd.	23,200	86,618

Malaysia—0.47%
Petronas Chemicals Group Bhd	43,400	90,875

Netherlands—3.04%
ASML Holding NV	290	15,499
Gemalto NV	1,623	142,762
Heineken NV	2,956	176,217
ING Groep NV CVA*	11,347	89,661
Koninklijke DSM NV	1,642	81,870
Unilever NV CVA	2,161	76,451
Total Netherlands common stocks		582,460

Norway—2.19%
Aker Solutions ASA	2,138	40,492
Subsea 7 SA	1,586	36,598
Telenor ASA	13,519	263,589
Yara International ASA	1,561	78,201
Total Norway common stocks		418,880

Russia—2.08%
Gazprom OAO ADR	12,990	130,290
Mobile Telesystems OJSC ADR	7,650	134,028
Sberbank of Russia Federation[2]	45,988	134,271
Total Russia common stocks		398,589

Singapore—0.86%
Biosensors International Group Ltd.*1	59,000	58,654
Golden Agri-Resources Ltd.	39,000	20,974
Keppel Corp. Ltd.	9,200	85,463
Total Singapore common stocks		165,091

South Africa—1.51%
Naspers Ltd., Class N	3,224	199,479
Steinhoff International Holdings Ltd.*	28,764	90,132
Total South Africa common stocks		289,611

South Korea—2.63%
Hyundai Mobis	246	68,725
Samsung Electronics Co., Ltd.	272	329,408
Shinhan Financial Group Co., Ltd.	3,080	105,168
Total South Korea common stocks		503,301

Spain—1.41%
Banco Bilbao Vizcaya Argentaria SA1	3,926	30,841
Banco Santander SA	7,544	56,179
Inditex SA	893	110,888
Viscofan SA	1,572	71,956
Total Spain common stocks		269,864

UBS International Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Sweden—2.38%
Lundin Petroleum AB*	4,607	$112,285
Meda AB, Class A	7,083	71,652
Skandinaviska Enskilda Banken AB, Class A	10,155	85,027
Swedish Match AB	3,885	157,084
Trelleborg AB, Class B	713	8,016
Volvo AB, Class B	1,524	21,368
Total Sweden common stocks		455,432

Switzerland—6.20%
Cie Financiere Richemont SA, Class A	1,244	74,600
Credit Suisse Group AG*	2,800	59,334
GAM Holding AG*	5,627	73,292
Nestle SA	7,643	481,903
Novartis AG	7,816	478,268
Swatch Group AG	293	20,359
Total Switzerland common stocks		1,187,756

Taiwan—1.21%
HON HAI Precision Industry Co., Ltd.	74,124	232,637

Thailand—1.37%
Home Product Center PCL	149,400	63,585
Kasikornbank PCL	33,600	199,220
Total Thailand common stocks		262,805

Turkey—0.46%
Turk Hava Yollari*	42,407	88,719

United Kingdom—20.01%
Afren PLC*	11,047	24,992
Aggreko PLC	2,189	81,760
Anglo American PLC	1,386	40,666
ASOS PLC*1	2,450	86,919
Barclays PLC	39,999	138,772
BG Group PLC	8,693	175,468
BP PLC	44,746	315,397
Croda International PLC	1,904	74,559
Derwent London PLC	1,238	39,103
Diageo PLC	2,928	82,246
Great Portland Estates PLC	5,926	43,148
HSBC Holdings PLC	36,576	338,608
Imperial Tobacco Group PLC	6,499	240,536
Jardine Lloyd Thompson Group PLC	3,149	38,926
John Wood Group PLC	2,821	36,602
Petrofac Ltd.	3,114	80,204
Prudential PLC	11,189	144,815
Reckitt Benckiser Group PLC	1,081	62,231
Rio Tinto PLC	5,900	274,863
Royal Dutch Shell PLC, Class A	5,848	202,277
SABMiller PLC	3,600	158,121
Sage Group PLC	29,222	147,886
Shire PLC	3,585	105,013
SSE PLC	6,027	135,475
Standard Chartered PLC	4,208	95,131
Telecity Group PLC	6,683	96,640
Tullow Oil PLC	1,495	33,074
Vodafone Group PLC	121,553	344,969
Weir Group PLC	838	23,925
Xstrata PLC	10,999	170,063
Total United Kingdom common stocks		3,832,389
Total common stocks (cost $17,241,530)		18,402,788

Preferred stock—0.77%
Germany—0.77%
Volkswagen AG, Preference shares(cost $145,517)	815	148,667

UBS International Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Short-term investment—2.42%
Investment company—2.42%
UBS Cash Management Prime Relationship Fund[3] (cost $463,686)	463,686	$463,686

Investment of cash collateral from securities loaned—4.23%
UBS Private Money Market Fund LLC[3] (cost $809,808)	809,808	809,808

Total investments—103.48% (cost $18,660,541)		19,824,949
Liabilities, in excess of cash and other assets—(3.48)%		(667,176)
Net assets—100.00%		$19,157,773

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,431,264
Gross unrealized depreciation	(1,266,856)
Net unrealized appreciation	$1,164,408

UBS International Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	201,600	USD	209,915	12/05/12	$1,972
JPMCB	BRL	140,000	USD	68,507	12/05/12	1
JPMCB	CHF	109,200	USD	116,285	12/05/12	39
JPMCB	CNY	2,800,000	USD	440,744	12/05/12	(2,229)
JPMCB	HKD	1,240,000	USD	159,922	12/05/12	2
JPMCB	ILS	377,500	USD	96,010	12/05/12	(53)
JPMCB	KRW	467,000,000	USD	412,428	12/05/12	(6,390)
JPMCB	MYR	458,000	USD	148,225	12/05/12	(907)
JPMCB	NOK	1,310,000	USD	227,427	12/05/12	(676)
JPMCB	THB	7,880,000	USD	253,034	12/06/12	(1,751)
JPMCB	TWD	7,800,000	USD	264,667	12/05/12	(1,472)
JPMCB	USD	748,346	CAD	730,000	12/05/12	(6,891)
JPMCB	USD	470,530	EUR	363,900	12/05/12	(2,581)
JPMCB	USD	111,663	INR	6,276,000	12/05/12	5,841
JPMCB	USD	364,079	JPY	28,299,100	12/05/12	(1,251)
JPMCB	USD	371,714	MXN	4,852,800	12/05/12	2,847
JPMCB	USD	161,040	PLN	515,000	12/05/12	(1,529)
JPMCB	USD	173,912	SEK	1,144,400	12/05/12	(34)
JPMCB	USD	407,249	SGD	500,000	12/05/12	153
JPMCB	ZAR	2,140,000	USD	257,405	12/05/12	2,614
MSCI	MXN	1,785,300	USD	139,022	12/05/12	1,224
RBS	AUD	119,100	USD	124,532	12/05/12	1,685
Net unrealized depreciation on forward foreign currency contracts						$(9,386)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$18,268,517	$134,271	$—	$18,402,788
Preferred stock	148,667	—	—	148,667
Short-term investment	—	463,686	—	463,686
Investment of cash collateral from securities loaned	—	809,808	—	809,808
Forward foreign currency contracts, net	—	(9,386)	—	(9,386)
Total	$18,417,184	$1,398,379	$—	$19,815,563

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Common stock	Total
Assets
Beginning balance	$223	$223
Purchases	—	—
Issuances	—	—
Sales	0	0
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	(223)	(223)
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$—	$—

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2012.
2	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2012, the value of these securities amounted to $134,271 or 0.70% of net assets.
3	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

UBS International Equity Fund

Portfolio of investments – September 30, 2012 (unaudited)

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$325,319	$1,376,316	$1,237,949	$463,686	$159
UBS Private Money Market Fund LLC[a]	781,222	2,895,445	2,866,859	809,808	76
	$1,106,541	$4,271,761	$4,104,808	$1,273,494	$235

a    The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	4.14%
Airlines	0.98
Biotechnology	4.73
Capital markets	3.36
Chemicals	2.67
Commercial banks	5.27
Commercial services & supplies	0.95
Communications equipment	1.40
Computers & peripherals	9.15
Diversified financial services	5.67
Electric utilities	5.50
Energy equipment & services	5.75
Food & staples retailing	1.45
Food products	2.92
Health care equipment & supplies	3.35
Health care providers & services	2.45
Hotels, restaurants & leisure	0.90
Household products	2.70
Insurance	3.06
Internet & catalog retail	5.39
IT services	1.47
Life sciences tools & services	1.51
Machinery	3.43
Media	9.41
Multiline retail	1.43
Multi-utilities	1.96
Oil, gas & consumable fuels	7.15
Paper & forest products	0.69
Pharmaceuticals	6.32
Real estate investment trust (REIT)	2.72
Road & rail	5.43
Semiconductors & semiconductor equipment	5.04
Software	5.20
Textiles, apparel & luxury goods	2.40
Tobacco	2.26
Wireless telecommunication services	2.27
Total common stocks	130.48%

Investment company
SPDR S&P 500 ETF Trust	1.94
Short-term investment	0.86
Total investments before investments sold short	133.28%

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Investments sold short
Common stocks
Biotechnology	(0.60)%
Capital markets	(1.42)
Chemicals	(0.54)
Commercial banks	(1.33)
Commercial services & supplies	(1.05)
Computers & peripherals	(1.24)
Consumer finance	(0.28)
Diversified financial services	(0.33)
Electric utilities	(0.95)
Gas utilities	(0.45)
Health care equipment & supplies	(1.87)
Health care providers & services	(0.62)
Hotels, restaurants & leisure	(3.21)
Insurance	(0.81)
IT services	(0.47)
Life sciences tools & services	(0.85)
Machinery	(0.99)
Media	(2.81)
Multiline retail	(1.91)
Multi-utilities	(1.88)
Office electronics	(0.52)
Oil, gas & consumable fuels	(1.14)
Pharmaceuticals	(2.32)
Real estate investment trust (REIT)	(0.50)
Road & rail	(0.79)
Semiconductors & semiconductor equipment	(1.07)
Software	(1.71)
Specialty retail	(0.38)
Trading companies & distributors	(0.40)
Water utilities	(1.40)
Total investments sold short	(33.84)%
Total investments, net of investments sold short	99.44
Cash and other assets, less liabilities	0.56
Net assets	100.00%

1 Figures represent the direct investments of UBS U.S. Equity Alpha Fund. Figures would be different if a breakdown of the underlying investment company was included.

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks—130.48%
Aerospace & defense—4.14%
Boeing Co.[1]	2,000	$139,240
General Dynamics Corp.[1]	8,100	535,572
		674,812
Airlines—0.98%
Spirit Airlines, Inc.*	9,300	158,844

Biotechnology—4.73%
Acorda Therapeutics, Inc.*1	5,700	145,977
Alexion Pharmaceuticals, Inc.*1	1,500	171,600
Alnylam Pharmaceuticals, Inc.*	3,900	73,281
Cubist Pharmaceuticals, Inc.*1	1,700	81,056
Gilead Sciences, Inc.*1	4,500	298,485
		770,399
Capital markets—3.36%
Goldman Sachs Group, Inc.[1]	1,200	136,416
Invesco Ltd.[1]	6,900	172,431
Morgan Stanley[1]	14,200	237,708
		546,555
Chemicals—2.67%
Celanese Corp., Series A1	6,800	257,788
Dow Chemical Co.[1]	6,100	176,656
		434,444
Commercial banks—5.27%
US Bancorp[1]	8,600	294,980
Wells Fargo & Co.[1]	16,300	562,839
		857,819
Commercial services & supplies—0.95%
Republic Services, Inc.[1]	5,600	154,056

Communications equipment—1.40%
Juniper Networks, Inc.*1	13,300	227,563

Computers & peripherals—9.15%
Apple, Inc.[1]	1,660	1,107,652
NetApp, Inc.*1	4,000	131,520
SanDisk Corp.*1	5,800	251,894
		1,491,066
Diversified financial services—5.67%
Citigroup, Inc.[1]	12,219	399,806
CME Group, Inc.[1]	2,300	131,790
JPMorgan Chase & Co.[1]	9,700	392,656
		924,252
Electric utilities—5.50%
Edison International[1]	9,000	411,210
NextEra Energy, Inc.[1]	6,900	485,277
		896,487
Energy equipment & services—5.75%
Baker Hughes, Inc.[1]	3,000	135,690
Ensco PLC, Class A1	3,800	207,328
Halliburton Co.[1]	3,600	121,284
McDermott International, Inc.*1	5,000	61,100
Noble Corp.*1	11,500	411,470
		936,872
Food & staples retailing—1.45%
Kroger Co.[1]	10,000	235,400

Food products—2.92%
Kraft Foods, Inc., Class A1	11,500	475,525

Health care equipment & supplies—3.35%
Baxter International, Inc.[1]	3,700	222,962
Hill-Rom Holdings, Inc.[1]	2,500	72,650
Medtronic, Inc.[1]	5,800	250,096
		545,708

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Health care providers & services—2.45%
Centene Corp.*1	1,900	$71,079
UnitedHealth Group, Inc.[1]	3,100	171,771
WellPoint, Inc.[1]	2,700	156,627
		399,477
Hotels, restaurants & leisure—0.90%
Starbucks Corp.[1]	2,900	147,175

Household products—2.70%
Colgate-Palmolive Co.[1]	4,100	439,602

Insurance—3.06%
Aflac, Inc.[1]	4,000	191,520
MetLife, Inc.[1]	8,900	306,694
		498,214
Internet & catalog retail—5.39%
Amazon.com, Inc.*1	3,450	877,404

IT services—1.47%
ServiceSource International, Inc.*1	23,400	240,084

Life sciences tools & services—1.51%
Bio-Rad Laboratories, Inc., Class A*1	1,600	170,752
Bruker Corp.*1	5,700	74,613
		245,365
Machinery—3.43%
Illinois Tool Works, Inc.[1]	9,400	559,018

Media—9.41%
Comcast Corp., Class A1	13,000	465,010
Time Warner, Inc.[1]	16,000	725,280
Viacom, Inc., Class B1	6,400	342,976
		1,533,266
Multiline retail—1.43%
Macy’s, Inc.[1]	6,200	233,244

Multi-utilities—1.96%
PG&E Corp.[1]	7,500	320,025

Oil, gas & consumable fuels—7.15%
Cabot Oil & Gas Corp.[1]	3,900	175,110
EOG Resources, Inc.[1]	2,100	235,305
EQT Corp.[1]	4,600	271,400
Hess Corp.[1]	4,600	247,112
Peabody Energy Corp.[1]	2,900	64,641
Ultra Petroleum Corp.*1	7,800	171,444
		1,165,012
Paper & forest products—0.69%
International Paper Co.[1]	3,100	112,592

Pharmaceuticals—6.32%
Allergan, Inc.[1]	1,400	128,212
Hospira, Inc.*1	3,500	114,870
Johnson & Johnson[1]	1,700	117,147
Merck & Co., Inc.[1]	9,800	441,980
Teva Pharmaceutical Industries Ltd. ADR	5,500	227,755
		1,029,964
Real estate investment trust (REIT)—2.72%
American Campus Communities, Inc.[1]	2,800	122,864
American Capital Agency Corp.[1]	5,600	193,704
Digital Realty Trust, Inc.[1]	1,800	125,730
		442,298
Road & rail—5.43%
Hertz Global Holdings, Inc.*1	29,500	405,035

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Norfolk Southern Corp.[1]	4,900	$311,787
Ryder System, Inc.[1]	4,300	167,958
		884,780
Semiconductors & semiconductor equipment—5.04%
Atmel Corp.*1	34,700	182,522
Avago Technologies Ltd.[1]	4,600	160,379
Freescale Semiconductor Ltd.*1	4,700	44,697
Intersil Corp., Class A1	14,600	127,750
Micron Technology, Inc.*1	10,100	60,448
Skyworks Solutions, Inc.*1	10,400	245,076
		820,872
Software—5.20%
Adobe Systems, Inc.*1	16,100	522,606
Symantec Corp.*1	18,000	324,000
		846,606
Textiles, apparel & luxury goods—2.40%
Coach, Inc.[1]	2,400	134,448
Ralph Lauren Corp.[1]	1,700	257,091
		391,539
Tobacco—2.26%
Philip Morris International, Inc.[1]	4,100	368,754

Wireless telecommunication services—2.27%
MetroPCS Communications, Inc.*1	15,100	176,821
NII Holdings, Inc.*1	24,600	193,110
		369,931
Total common stocks (cost $18,951,644)		21,255,024

Investment company—1.94%
SPDR S&P 500 ETF Trust (cost $322,894)	2,200	316,646

Short-term investment—0.86%
Investment company—0.86%
UBS Cash Management Prime Relationship Fund[2] (cost $140,079)	140,079	140,079
Total investments before investments sold short—133.28% (cost $19,414,617)		21,711,749

Investments sold short—(33.84)%
Common stocks—(33.84)%
Biotechnology—(0.60)%
Celgene Corp.	(700)	(53,480)
Cepheid, Inc.	(1,300)	(44,863)
		(98,343)
Capital markets—(1.42)%
Charles Schwab Corp.	(10,200)	(130,458)
Northern Trust Corp.	(1,100)	(51,057)
T. Rowe Price Group, Inc.	(800)	(50,640)
		(232,155)
Chemicals—(0.54)%
Praxair, Inc.	(500)	(51,940)
Sigma-Aldrich Corp.	(500)	(35,985)
		(87,925)
Commercial banks—(1.33)%
Associated Banc-Corp.	(3,900)	(51,363)
M&T Bank Corp.	(700)	(66,612)

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
TCF Financial Corp.	(3,900)	$(46,566)
Zions Bancorporation	(2,500)	(51,637)
		(216,178)
Commercial services & supplies—(1.05)%
Healthcare Services Group, Inc.	(3,300)	(75,471)
Pitney Bowes, Inc.	(6,900)	(95,358)
		(170,829)
Computers & peripherals—(1.24)%
Dell, Inc.	(6,100)	(60,146)
Seagate Technology PLC	(4,600)	(142,600)
		(202,746)
Consumer finance—(0.28)%
American Express Co.	(800)	(45,488)

Diversified financial services—(0.33)%
Bank of America Corp.	(6,000)	(52,980)

Electric utilities—(0.95)%
Hawaiian Electric Industries, Inc.	(3,000)	(78,930)
Pepco Holdings, Inc.	(4,000)	(75,600)
		(154,530)
Gas utilities—(0.45)%
Questar Corp.	(3,600)	(73,188)

Health care equipment & supplies—(1.87)%
Haemonetics Corp.	(500)	(40,100)
IDEXX Laboratories, Inc.	(700)	(69,545)
Intuitive Surgical, Inc.	(150)	(74,345)
STERIS Corp.	(1,200)	(42,564)
Thoratec Corp.	(1,100)	(38,060)
Volcano Corp.	(1,400)	(39,998)
		(304,612)
Health care providers & services—(0.62)%
Community Health Systems, Inc.	(1,700)	(49,538)
Owens & Minor, Inc.	(1,700)	(50,796)
		(100,334)
Hotels, restaurants & leisure—(3.21)%
Choice Hotels International, Inc.	(6,100)	(195,139)
Hyatt Hotels Corp., Class A	(2,400)	(96,360)
Starwood Hotels & Resorts Worldwide, Inc.	(4,000)	(231,840)
		(523,339)
Insurance—(0.81)%
American International Group, Inc.	(4,000)	(131,160)

IT services—(0.47)%
Cognizant Technology Solutions Corp., Class A	(1,100)	(76,912)

Life sciences tools & services—(0.85)%
Illumina, Inc.	(1,100)	(53,020)
Mettler-Toledo International, Inc.	(500)	(85,370)
		(138,390)
Machinery—(0.99)%
AGCO Corp.	(3,400)	(161,432)

Media—(2.81)%
Discovery Communications, Inc., Class A	(1,900)	(113,297)
Gannett Co., Inc.	(9,800)	(173,950)

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Lamar Advertising Co., Class A	(4,600)	$(170,476)
		(457,723)
Multiline retail—(1.91)%
Dollar General Corp.	(2,600)	(134,004)
JC Penney Co., Inc.	(7,300)	(177,317)
		(311,321)
Multi-utilities—(1.88)%
Consolidated Edison, Inc.	(1,400)	(83,846)
Integrys Energy Group, Inc.	(1,400)	(73,080)
MDU Resources Group, Inc.	(3,300)	(72,732)
TECO Energy, Inc.	(4,300)	(76,282)
		(305,940)
Office electronics—(0.52)%
Xerox Corp.	(11,600)	(85,144)

Oil, gas & consumable fuels—(1.14)%
ConocoPhillips	(500)	(28,590)
Pioneer Natural Resources Co.	(1,500)	(156,600)
		(185,190)
Pharmaceuticals—(2.32)%
Auxilium Pharmaceuticals, Inc.	(1,500)	(36,690)
Eli Lilly & Co.	(4,500)	(213,345)
Perrigo Co.	(1,100)	(127,787)
		(377,822)
Real estate investment trust (REIT)—(0.50)%
AvalonBay Communities, Inc.	(300)	(40,797)
Equity Residential	(700)	(40,271)
		(81,068)
Road & rail—(0.79)%
CSX Corp.	(3,300)	(68,475)
Kansas City Southern	(800)	(60,624)
		(129,099)
Semiconductors & semiconductor equipment—(1.07)%
Intel Corp.	(1,500)	(34,020)
KLA-Tencor Corp.	(1,600)	(76,328)
Teradyne, Inc.	(4,500)	(63,990)
		(174,338)
Software—(1.71)%
BMC Software, Inc.	(2,600)	(107,874)
Compuware Corp.	(6,700)	(66,397)
Red Hat, Inc.	(800)	(45,552)
Synopsys, Inc.	(1,800)	(59,436)
		(279,259)
Specialty retail—(0.38)%
Williams-Sonoma, Inc.	(1,400)	(61,558)

Trading companies & distributors—(0.40)%
Fastenal Co.	(1,500)	(64,485)

Water utilities—(1.40)%
American Water Works Co., Inc.	(3,500)	(129,710)
Aqua America, Inc.	(4,000)	(99,040)
		(228,750)
Total investments sold short (proceeds $4,821,546)		(5,512,238)
Total investments, net of investments sold short—99.44%		16,199,511
Cash and other assets, less liabilities—0.56%		90,683
Net assets—100.00%		$16,290,194

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,349,908
Gross unrealized depreciation	(1,052,776)
Net unrealized appreciation of investments	$2,297,132

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$21,255,024	$—	$—	$21,255,024
Common stocks sold short	(5,512,238)	—	—	(5,512,238)
Investment company	316,646	—	—	316,646
Short-term investment	—	140,079	—	140,079
Total	$16,059,432	$140,079	$—	$16,199,511

Portfolio footnotes

*	Non-income producing security.
1	All or a portion of these securities have been delivered to cover open short positions.
2	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$106,349	$1,224,368	$1,190,638	$140,079	$10

UBS U.S. Equity Opportunity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	2.21%
Biotechnology	4.70
Capital markets	4.94
Commercial banks	2.39
Communications equipment	2.01
Computers & peripherals	11.86
Diversified consumer services	2.17
Diversified financial services	5.39
Diversified telecommunication services	3.17
Electric utilities	1.84
Electronic equipment, instruments & components	2.01
Energy equipment & services	1.87
Health care equipment & supplies	2.03
Health care providers & services	0.64
Insurance	4.50
Internet & catalog retail	5.30
IT services	1.72
Life sciences tools & services	1.78
Media	5.47
Oil, gas & consumable fuels	6.47
Real estate investment trust (REIT)	3.41
Road & rail	2.85
Semiconductors & semiconductor equipment	6.18
Software	3.40
Textiles, apparel & luxury goods	6.14
Wireless telecommunication services	1.47
Total common stocks	95.92%

Investment company
SPDR S&P 500 ETF Trust	0.66
Short-term investment	3.50
Investment of cash collateral from securities loaned	0.99
Total investments	101 .07%

Liabilities, in excess of cash and other assets	(1.07)
Net assets	100.00%

1 Figures represent the direct investments of U.S. Equity Opportunity Fund. Figures would be different if a breakdown of the underlying investment company was included.

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks—95.92%
Aerospace & defense—2.21%
General Dynamics Corp.	13,800	$912,456

Biotechnology—4.70%
Acorda Therapeutics, Inc.*	46,000	1,178,060
Aegerion Pharmaceuticals, Inc.*	12,300	182,286
Alnylam Pharmaceuticals, Inc.*	18,300	343,857
Ligand Pharmaceuticals, Inc., Class B*	13,900	238,385
		1,942,588
Capital markets—4.94%
Invesco Ltd.	35,700	892,143
Morgan Stanley	68,600	1,148,364
		2,040,507
Commercial banks—2.39%
Wells Fargo & Co.	28,600	987,558

Communications equipment—2.01%
Juniper Networks, Inc.*	48,500	829,835

Computers & peripherals—11.86%
Apple, Inc.	6,125	4,086,967
NetApp, Inc.*	24,700	812,136
		4,899,103
Diversified consumer services—2.17%
Regis Corp.	48,800	896,944

Diversified financial services—5.39%
Citigroup, Inc.	35,854	1,173,143
JPMorgan Chase & Co.	25,970	1,051,265
		2,224,408
Diversified telecommunication services—3.17%
Telenor ASA	67,129	1,308,857

Electric utilities—1.84%
NextEra Energy, Inc.	10,800	759,564

Electronic equipment, instruments & components—2.01%
Hollysys Automation Technologies Ltd.*,1	85,200	831,552

Energy equipment & services—1.87%
Baker Hughes, Inc.	17,100	773,433

Health care equipment & supplies—2.03%
Baxter International, Inc.	13,900	837,614

Health care providers & services—0.64%
Centene Corp.*	7,100	265,611

Insurance—4.50%
MetLife, Inc.	27,100	933,866
Ping An Insurance Group Co. of China Ltd., H Shares	122,500	925,774
		1,859,640
Internet & catalog retail—5.30%
Amazon.com, Inc.*	8,600	2,187,152

IT services—1.72%
ServiceSource International, Inc.*	69,100	708,966

Life sciences tools & services—1.78%
Bio-Rad Laboratories, Inc., Class A*	6,900	736,368

Media—5.47%
Comcast Corp., Class A	23,200	829,864
Time Warner, Inc.	31,500	1,427,895
		2,257,759

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Oil, gas & consumable fuels—6.47%
Cabot Oil & Gas Corp.	18,800	$844,120
EQT Corp.	15,400	908,600
Hess Corp.	12,000	644,640
Peabody Energy Corp.	12,400	276,396
		2,673,756
Real estate investment trust (REIT)—3.41%
American Capital Agency Corp.	40,700	1,407,813

Road & rail—2.85%
Hertz Global Holdings, Inc.*	85,600	1,175,288

Semiconductors & semiconductor equipment—6.18%
Atmel Corp.*	122,800	645,928
Avago Technologies Ltd.	22,400	780,976
Skyworks Solutions, Inc.*	47,700	1,124,051
		2,550,955
Software—3.40%
Adobe Systems, Inc.*	43,300	1,405,518

Textiles, apparel & luxury goods—6.14%
Coach, Inc.	11,700	655,434
Lululemon Athletica, Inc.*	13,600	1,005,584
Ralph Lauren Corp.	5,800	877,134
		2,538,152
Wireless telecommunication services—1.47%
NII Holdings, Inc.*	77,400	607,590
Total common stocks (cost $36,350,881)		39,618,987

Investment company—0.66%
SPDR S&P 500 ETF Trust (cost $270,275)	1,900	273,467

Short-term investment—3.50%
Investment company—3.50%
UBS Cash Management Prime Relationship Fund [2] (cost $1,444,574)	1,444,574	1,444,574

Investment of cash collateral from securities loaned—0.99%
UBS Private Money Market Fund LLC[2] (cost $408,975)	408,975	408,975
Total investments—101.07% (cost $38,474,705)		41,746,003
Liabilities, in excess of cash and other assets—(1.07)%		(440,784)
Net assets—100.00%		$41,305,219

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,142,324
Gross unrealized depreciation	(1,871,026)
Net unrealized appreciation of investments	$3,271,298

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$39,618,987	$—	$—	$39,618,987
Investment company	273,467	—	—	273,467
Short-term investment	—	1,444,574	—	1,444,574
Investment of cash collateral from securities loaned	—	408,975	—	408,975
Total	$39,892,454	$1,853,549	$—	$41,746,003

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2012.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2012 (unaudited)

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$577,073	$4,236,221	$3,368,720	$1,444,574	$392
UBS Private Money Market Fund LLC[a]	1,201,460	7,569,499	8,361,984	408,975	147
	$1,778,533	$11,805,720	$(11,730,704)	$1,853,549	$539

a The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	3.42%
Airlines	0.80
Biotechnology	3.34
Capital markets	3.11
Chemicals	1.95
Commercial banks	4.43
Communications equipment	1.10
Computers & peripherals	7.96
Diversified financial services	5.77
Electric utilities	2.18
Energy equipment & services	5.15
Health care equipment & supplies	2.79
Health care providers & services	2.29
Hotels, restaurants & leisure	0.92
Household products	1.43
Insurance	2.37
Internet & catalog retail	1.80
IT services	1.46
Life sciences tools & services	1.22
Machinery	1.21
Media	4.50
Multiline retail	1.57
Multi-utilities	0.98
Oil, gas & consumable fuels	7.73
Paper & forest products	0.70
Pharmaceuticals	4.30
Real estate investment trust (REIT)	2.47
Road & rail	4.58
Semiconductors & semiconductor equipment	4.92
Software	3.80
Textiles, apparel & luxury goods	2.33
Tobacco	2.70
Wireless telecommunication services	2.03
Total common stocks	97.31%
Short-term investment	2.41
Investment of cash collateral from securities loaned	2.05
Total investments	101.77%
Liabilities, in excess of cash and other assets	(1.77)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund
Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks—97.31%
Aerospace & defense—3.42%
Boeing Co.	43,400	$3,021,508
General Dynamics Corp.	59,400	3,927,528
		6,949,036
Airlines—0.80%
Spirit Airlines, Inc.*	94,600	1,615,768

Biotechnology—3.34%
Acorda Therapeutics, Inc.*	61,500	1,575,015
Alnylam Pharmaceuticals, Inc.*	47,200	886,888
Cubist Pharmaceuticals, Inc.*	28,000	1,335,040
Gilead Sciences, Inc.*	45,000	2,984,850
		6,781,793
Capital markets—3.11%
Invesco Ltd.	103,400	2,583,966
Morgan Stanley	223,000	3,733,020
		6,316,986
Chemicals—1.95%
Celanese Corp., Series A	32,700	1,239,657
Dow Chemical Co.	94,100	2,725,136
		3,964,793
Commercial banks—4.43%
US Bancorp	102,900	3,529,470
Wells Fargo & Co.	158,600	5,476,458
		9,005,928
Communications equipment—1.10%
Juniper Networks, Inc.*	130,700	2,236,277

Computers & peripherals—7.96%
Apple, Inc.	17,100	11,410,146
NetApp, Inc.*	64,300	2,114,184
SanDisk Corp.*	60,700	2,636,201
		16,160,531
Diversified financial services—5.77%
Citigroup, Inc.	150,430	4,922,070
CME Group, Inc.	38,700	2,217,510
JPMorgan Chase & Co.	113,200	4,582,336
		11,721,916
Electric utilities—2.18%
Edison International	46,300	2,115,447
NextEra Energy, Inc.	32,800	2,306,824
		4,422,271
Energy equipment & services—5.15%
Baker Hughes, Inc.	50,500	2,284,115
Halliburton Co.	107,900	3,635,151
McDermott International, Inc.*	111,200	1,358,864
Noble Corp.*	89,100	3,187,998
		10,466,128
Health care equipment & supplies—2.79%
Baxter International, Inc.	46,100	2,777,986
Medtronic, Inc.	67,200	2,897,664
		5,675,650
Health care providers & services—2.29%
Centene Corp.*	35,300	1,320,573
UnitedHealth Group, Inc.	34,900	1,933,809
WellPoint, Inc.	23,900	1,386,439
		4,640,821
Hotels, restaurants & leisure—0.92%
Starbucks Corp.	36,900	1,872,675

UBS U.S. Large Cap Equity Fund
Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Household products—1.43%
Colgate-Palmolive Co.	27,100	$2,905,662

Insurance—2.37%
Lincoln National Corp.	95,800	2,317,402
MetLife, Inc.	72,500	2,498,350
		4,815,752
Internet & catalog retail—1.80%
Amazon.com, Inc.*	14,400	3,662,208

IT services—1.46%
ServiceSource International, Inc.*	289,500	2,970,270

Life sciences tools & services—1.22%
Bio-Rad Laboratories, Inc., Class A*	15,300	1,632,816
Bruker Corp.*	64,000	837,760
		2,470,576
Machinery—1.21%
Illinois Tool Works, Inc.	41,200	2,450,164

Media—4.50%
Comcast Corp., Class A	89,100	3,187,107
Time Warner, Inc.	89,300	4,047,969
Viacom, Inc., Class B	35,500	1,902,445
		9,137,521
Multiline retail—1.57%
Macy’s, Inc.	84,600	3,182,652

Multi-utilities—0.98%
PG&E Corp.	46,600	1,988,422

Oil, gas & consumable fuels—7.73%
Cabot Oil & Gas Corp.	56,300	2,527,870
EOG Resources, Inc.	28,000	3,137,400
EQT Corp.	34,700	2,047,300
Exxon Mobil Corp.	20,000	1,829,000
Hess Corp.	70,000	3,760,400
Peabody Energy Corp.	46,300	1,032,027
Ultra Petroleum Corp.*1	61,877	1,360,056
		15,694,053
Paper & forest products—0.70%
International Paper Co.	39,000	1,416,480

Pharmaceuticals—4.30%
Allergan, Inc.	19,500	1,785,810
Hospira, Inc.*	51,500	1,690,230
Merck & Co., Inc.	65,900	2,972,090
Teva Pharmaceutical Industries Ltd. ADR	55,300	2,289,973
		8,738,103
Real estate investment trust (REIT)—2.47%
American Capital Agency Corp.	87,400	3,023,166
Digital Realty Trust, Inc.	28,400	1,983,740
		5,006,906
Road & rail—4.58%
Hertz Global Holdings, Inc.*	349,600	4,800,008
Norfolk Southern Corp.	50,500	3,213,315
Ryder System, Inc.	33,100	1,292,886
		9,306,209
Semiconductors & semiconductor equipment—4.92%
Atmel Corp.*	342,500	1,801,550
Avago Technologies Ltd.	68,800	2,398,712
Freescale Semiconductor Ltd.*1	62,200	591,522
Intersil Corp., Class A	152,300	1,332,625

UBS U.S. Large Cap Equity Fund
Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Micron Technology, Inc.*	291,200	$1,742,832
Skyworks Solutions, Inc.*	90,500	2,132,633
		9,999,874
Software—3.80%
Adobe Systems, Inc.*	131,600	4,271,736
Symantec Corp.*	191,300	3,443,400
		7,715,136
Textiles, apparel & luxury goods—2.33%
Coach, Inc.	40,800	2,285,616
Ralph Lauren Corp.	16,200	2,449,926
		4,735,542
Tobacco—2.70%
Philip Morris International, Inc.	60,900	5,477,346

Wireless telecommunication services—2.03%
MetroPCS Communications, Inc.*	153,600	1,798,656
NII Holdings, Inc.*1	294,900	2,314,965
		4,113,621
Total common stocks (cost $177,160,481)		197,617,070

Short-term investment—2.41%
Investment company—2.41%
UBS Cash Management Prime Relationship Fund[2] (cost $4,899,758)	4,899,758	4,899,758

Investment of cash collateral from securities loaned—2.05%
UBS Private Money Market Fund LLC[2] (cost $4,153,260)	4,153,260	4,153,260
Total investments—101.77% (cost $186,213,499)		206,670,088
Liabilities, in excess of cash and other assets—(1.77)%		(3,598,950)
Net assets—100.00%		$203,071,138

UBS U.S. Large Cap Equity Fund
Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$31,960,499
Gross unrealized depreciation	(11,503,910)
Net unrealized appreciation of investments	$20,456,589

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$197,617,070	$—	$—	$197,617,070
Short-term investment	—	4,899,758	—	4,899,758
Investment of cash collateral from securities loaned	—	4,153,260	—	4,153,260
Total	$197,617,070	$9,053,018	$—	$206,670,088

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2012.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$2,622,278	$18,771,282	$16,493,802	$4,899,758	$1,005
UBS Private Money Market Fund LLC[a]	6,091,464	14,967,334	16,905,538	4,153,260	689
	$8,713,742	$33,738,616	$33,399,340	$9,053,018	$1,694

a      The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Common stocks
Air freight & logistics	0.96%
Airlines	1.11
Auto components	0.90
Biotechnology	7.13
Chemicals	1.09
Commercial banks	2.22
Commercial services & supplies	0.68
Communications equipment	4.03
Computers & peripherals	1.01
Construction & engineering	1.13
Containers & packaging	1.60
Distributors	1.40
Electrical equipment	2.32
Electronic equipment, instruments & components	5.40
Energy equipment & services	2.71
Food & staples retailing	2.52
Food products	0.65
Health care equipment & supplies	3.35
Health care providers & services	5.58
Hotels, restaurants & leisure	4.17
Household durables	2.19
Internet & catalog retail	1.98
Internet software & services	0.72
Machinery	5.18
Media	1.36
Metals & mining	0.33
Oil, gas & consumable fuels	5.94
Pharmaceuticals	4.41
Real estate investment trust (REIT)	1.30
Road & rail	1.80
Semiconductors & semiconductor equipment	6.81
Software	8.62
Specialty retail	4.84
Textiles, apparel & luxury goods	1.31
Thrifts & mortgage finance	0.94
Total common stocks	97.69%
Investment company
iShares Russell 2000 Growth Index Fund	0.75
Short-term investment	1.15
Investment of cash collateral from securities loaned	14.23
Total investments	113.82%
Liabilities, in excess of cash and other assets	(13.82)
Net assets	100.00%

1      Figures represent the direct investments of UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company was included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks—97.69%
Air freight & logistics—0.96%
Hub Group, Inc., Class A*	48,700	$1,445,416

Airlines—1.11%
Spirit Airlines, Inc.*	97,800	1,670,424

Auto components—0.90%
Tenneco, Inc.*	48,400	1,355,200

Biotechnology—7.13%
Amarin Corp. PLC ADR*1	59,800	753,480
Ariad Pharmaceuticals, Inc.*	47,700	1,155,533
Cepheid, Inc.*	61,400	2,118,914
Exact Sciences Corp.*	116,900	1,287,069
Halozyme Therapeutics, Inc.*	80,400	607,824
Incyte Corp. Ltd.*1	44,500	803,225
Ironwood Pharmaceuticals, Inc.*	61,100	780,858
Medivation, Inc.*	33,000	1,859,880
Seattle Genetics, Inc.*1	51,400	1,385,230
		10,752,013
Chemicals—1.09%
LSB Industries, Inc.*	37,600	1,649,512

Commercial banks—2.22%
Columbia Banking System, Inc.	34,400	637,776
National Bank Holdings Corp., Class A*	81,200	1,580,152
Webster Financial Corp.	47,700	1,130,490
		3,348,418
Commercial services & supplies—0.68%
Clean Harbors, Inc.*	20,900	1,020,965

Communications equipment—4.03%
Acme Packet, Inc.*	26,400	451,440
Aruba Networks, Inc.*	82,800	1,861,758
Finisar Corp.*	87,721	1,254,410
Procera Networks, Inc.*	65,600	1,541,600
Riverbed Technology, Inc.*	41,900	975,013
		6,084,221
Computers & peripherals—1.01%
Fusion-io, Inc.*1	32,500	983,775
OCZ Technology Group, Inc.*1	156,700	543,749
		1,527,524
Construction & engineering—1.13%
EMCOR Group, Inc.	59,500	1,698,130

Containers & packaging—1.60%
Rock-Tenn Co., Class A	33,356	2,407,636

Distributors—1.40%
LKQ Corp.*	114,400	2,116,400

Electrical equipment—2.32%
EnerSys*	51,700	1,824,493
Regal-Beloit Corp.	23,700	1,670,376
		3,494,869
Electronic equipment, instruments & components—5.40%
FARO Technologies, Inc.*	19,600	809,872
InvenSense, Inc.*1	83,000	991,850
OSI Systems, Inc.*	51,400	4,000,976
Tech Data Corp.*	27,200	1,232,160
Universal Display Corp.*1	32,200	1,107,036
		8,141,894
Energy equipment & services—2.71%
Hornbeck Offshore Services, Inc.*	49,600	1,817,840
Key Energy Services, Inc.*	131,400	919,800
Pioneer Energy Services Corp.*	173,600	1,352,344
		4,089,984

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Food & staples retailing—2.52%
Susser Holdings Corp.*	38,800	$1,403,396
United Natural Foods, Inc.*	41,000	2,396,450
		3,799,846
Food products—0.65%
TreeHouse Foods, Inc.*	18,600	976,500

Health care equipment & supplies—3.35%
HeartWare International, Inc.*1	9,700	916,553
Insulet Corp.*	67,700	1,460,966
ResMed, Inc.	37,500	1,517,625
Thoratec Corp.*	33,600	1,162,560
		5,057,704
Health care providers & services—5.58%
Air Methods Corp.*	18,900	2,256,093
HMS Holdings Corp.*	64,235	2,147,376
IPC The Hospitalist Co., Inc.*	35,200	1,608,640
Mednax, Inc.*	12,500	930,625
PSS World Medical, Inc.*	64,700	1,473,866
		8,416,600
Hotels, restaurants & leisure—4.17%
AFC Enterprises, Inc.*	62,600	1,539,960
BJ’s Restaurants, Inc.*	28,100	1,274,335
Bloomin’ Brands, Inc.*	100,200	1,648,290
Buffalo Wild Wings, Inc.*	21,200	1,817,688
		6,280,273
Household durables—2.19%
Meritage Homes Corp.*	41,400	1,574,442
Ryland Group, Inc.	57,400	1,722,000
		3,296,442
Internet & catalog retail—1.98%
HomeAway, Inc.*	86,600	2,030,770
Shutterfly, Inc.*1	30,600	952,272
		2,983,042
Internet software & services—0.72%
Yelp, Inc.*1	40,100	1,084,705

Machinery—5.18%
Chart Industries, Inc.*	37,900	2,798,915
Robbins & Myers, Inc.	42,100	2,509,160
Wabash National Corp.*	151,549	1,080,544
Woodward, Inc.	41,900	1,423,762
		7,812,381
Media—1.36%
Imax Corp.*1	103,000	2,050,730

Metals & mining—0.33%
Steel Dynamics, Inc.	44,700	501,981

Oil, gas & consumable fuels—5.94%
Approach Resources, Inc.*	57,300	1,726,449
Bonanza Creek Energy, Inc.*	66,300	1,562,028
Gulfport Energy Corp.*	76,200	2,382,012
Midstates Petroleum Co., Inc.*	111,500	964,475
Solazyme, Inc.*1	109,700	1,259,356
Whiting Petroleum Corp.*	22,400	1,061,312
		8,955,632
Pharmaceuticals—4.41%
Auxilium Pharmaceuticals, Inc.*	39,300	961,278
Catamaran Corp.*	21,032	2,060,505
Nektar Therapeutics*1	62,900	671,772
Questcor Pharmaceuticals, Inc.*1	47,500	878,750
ViroPharma, Inc.*	68,600	2,073,092
		6,645,397
Real estate investment trust (REIT)—1.30%
BioMed Realty Trust, Inc.	30,400	569,088

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
DuPont Fabros Technology, Inc.	31,400	$792,850
Franklin Street Properties Corp.	54,200	599,994
		1,961,932
Road & rail—1.80%
Knight Transportation, Inc.	66,000	943,800
Landstar System, Inc.	37,500	1,773,000
		2,716,800
Semiconductors & semiconductor equipment—6.81%
Cavium, Inc.*1	67,800	2,259,774
Cirrus Logic, Inc.*	52,600	2,019,314
Cymer, Inc.*	25,500	1,302,030
Mellanox Technologies Ltd.*1	35,792	3,633,962
Skyworks Solutions, Inc.*	44,700	1,053,355
		10,268,435
Software—8.62%
Eloqua, Inc.*	55,600	1,098,100
FactSet Research Systems, Inc.	18,600	1,793,412
Infoblox, Inc.*1	29,700	690,525
NICE Systems Ltd. ADR*	45,400	1,508,188
Proofpoint, Inc.*	40,400	599,940
QLIK Technologies, Inc.*	67,900	1,521,639
Splunk, Inc.*	43,900	1,612,008
Synchronoss Technologies, Inc.*	51,700	1,183,930
Ultimate Software Group, Inc.*	29,304	2,991,938
		12,999,680
Specialty retail—4.84%
Asbury Automotive Group, Inc.*	68,500	1,914,575
Children’s Place Retail Stores, Inc.*	16,400	984,000
Francesca’s Holdings Corp.*1	43,917	1,349,570
The Men’s Wearhouse, Inc.	67,500	2,324,025
Wet Seal, Inc., Class A*	231,200	728,280
		7,300,450
Textiles, apparel & luxury goods—1.31%
PVH Corp.	21,000	1,968,120

Thrifts & mortgage finance—0.94%
EverBank Financial Corp.	102,700	1,414,179
Total common stocks (cost $108,617,428)		147,293,435

Investment company—0.75%
iShares Russell 2000 Growth Index Fund (cost $1,081,714)[1]	11,800	1,128,198

Short-term investment—1.15%
Investment company—1.15%
UBS Cash Management Prime Relationship Fund[2] (cost $1,738,670)	1,738,670	1,738,670

Investment of cash collateral from securities loaned—14.23%
UBS Private Money Market Fund LLC[2] (cost $21,461,054)	21,461,054	21,461,054
Total investments—113.82% (cost $132,898,866)		171,621,357
Liabilities, in excess of cash and other assets—(13.82)%		(20,843,523)
Net assets—100.00%		$150,777,834

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$45,505,481
Gross unrealized depreciation	(6,782,990)
Net unrealized appreciation of investments	$38,722,491

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$147,293,435	$—	$—	$147,293,435
Investment company	1,128,198	—	—	1,128,198
Short-term investment	—	1,738,670	—	1,738,670
Investment of cash collateral from securities loaned	—	21,461,054	—	21,461,054
Total	$148,421,633	$23,199,724	$—	$171,621,357

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2012.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$1,394,321	$6,994,401	$6,650,052	$1,738,670	$1,003
UBS Private Money Market Fund LLC[a]	19,982,605	38,469,014	36,990,565	21,461,054	2,869
	$21,376,926	$45,463,415	$43,640,617	$23,199,724	$3,872

a      The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Dynamic Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Bonds
Corporate bonds
Air freight & logistics	0.04%
Automobiles	0.26
Beverages	1.32
Building materials	0.16
Cable TV	0.36
Capital markets	3.21
Chemicals	0.19
Commercial banks	12.98
Commercial services & supplies	1.12
Communications equipment	0.50
Computers & peripherals	0.46
Construction & engineering	0.28
Consumer finance	0.48
Diversified financial services	8.31
Diversified operations	0.45
Diversified telecommunication services	3.35
Electric utilities	5.08
Energy equipment & services	0.88
Engineering & construction	0.51
Food & staples retailing	0.71
Food products	0.76
Gas utilities	0.61
Health care equipment & supplies	0.31
Insurance	3.74
Leisure equipment & products	0.22
Media	2.78
Metals & mining	2.33
Multi-utilities	0.87
Oil, gas & consumable fuels	5.54
Pharmaceuticals	1.07
Real estate investment trust (REIT)	0.19
Real estate management & development	0.16
Road & rail	0.45
Thrifts & mortgage finance	0.35
Tobacco	2.20
Transportation	0.19
Water utilities	0.31
Wireless telecommunication services	0.96
Total corporate bonds	63.69%
Collateralized debt obligation	0.00
Mortgage & agency debt securities	0.01
US government obligations	4.82
Non-US government obligation	0.35
Total bonds	68.87%
Short-term investment	24.23
Options purchased	1.56
Investment of cash collateral from securities loaned	0.13
Total investments	94.79%
Cash and other assets, less liabilities	5.21
Net assets	100.00%

1           Figures represent the industry breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification and derivatives exposure was included.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Bonds—68.87%
Corporate bonds—63.69%
Australia—2.33%
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1]	$1,490,000		$1,549,749
3.500%, due 03/19/15[1]	750,000		789,450
National Australia Bank,
2.750%, due 03/09/17	1,300,000		1,363,193
Rio Tinto Finance USA Ltd.,
4.125%, due 05/20/21	1,250,000		1,382,533
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]	300,000		343,053
Westpac Banking Corp.,
4.125%, due 05/25/18	EUR	600,000	867,250
Total Australia corporate bonds			6,295,228

Brazil—0.24%
Vale SA,
5.625%, due 09/11/42	$650,000		661,259

Canada—2.40%
Bank of Montreal,
6.020%, due 05/02/18	CAD	500,000	606,159
Bank of Nova Scotia,
4.100%, due 06/08/17	700,000		770,555
Barrick Gold Corp.,
2.900%, due 05/30/16	$565,000		593,214
Canadian Imperial Bank of Commerce,
3.400%, due 01/14/16	CAD	600,000	637,876
Greater Toronto Airports Authority,
6.980%, due 10/15/32	350,000		513,978
Hydro One, Inc.,
5.360%, due 05/20/36	375,000		480,680
Royal Bank of Canada,
3.360%, due 01/11/16	250,000		265,563
3.660%, due 01/25/17	600,000		648,172
Suncor Energy, Inc.,
6.500%, due 06/15/38	$700,000		928,011
Teck Resources Ltd.,
5.400%, due 02/01/43	350,000		341,514
Toronto-Dominion Bank,
3.367%, due 11/02/20[2]	CAD	650,000	684,130
Total Canada corporate bonds			6,469,852

Cayman Islands—1.73%
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19[1]	$950,000		1,218,890
New York Life Funding,
5.125%, due 02/03/15	GBP	350,000	613,243
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	400,000	552,644
Transocean, Inc.,
2.500%, due 10/15/17	$570,000		573,159
6.000%, due 03/15/18	800,000		934,185
6.800%, due 03/15/38	310,000		372,774
Vale Overseas Ltd.,
5.625%, due 09/15/19	355,000		399,381
Total Cayman Islands corporate bonds			4,664,276

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Curacao—0.17%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	$430,000		$466,126

Denmark—0.33%
DONG Energy A/S,
4.875%, due 01/12/32	GBP	500,000	891,213

Finland—0.24%
Teollisuuden Voima Oyj,
4.625%, due 02/04/19	EUR	460,000	653,606

France—2.67%
Autoroutes du Sud de la France SA,
5.625%, due 07/04/22	450,000		703,804
AXA SA,
5.250%, due 04/16/40[2]	1,000,000		1,176,489
Banque PSA Finance SA,
3.875%, due 01/18/13	730,000		941,100
Credit Agricole SA,
3.000%, due 10/01/17[1]	$1,050,000		1,046,522
Danone SA,
3.000%, due 06/15/22[1]	260,000		265,783
EDF SA,
6.950%, due 01/26/39[1]	350,000		464,554
Societe Generale SA,
2.200%, due 09/14/13[1]	880,000		885,338
Total Capital International SA,
1.550%, due 06/28/17	650,000		662,189
Veolia Environnement SA,
6.750%, due 04/24/19	EUR	250,000	403,894
Vivendi SA,
3.450%, due 01/12/18[1]	$650,000		662,480
Total France corporate bonds			7,212,153

Germany—0.68%
Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[2]	EUR	1,100,000	1,527,261
RWE AG,
4.625%, due 09/28/15[2,3]	250,000		314,839
Total Germany corporate bonds			1,842,100

Ireland—0.60%
CRH Finance Ltd.,
7.375%, due 05/28/14	300,000		423,831
GE Capital European Funding,
6.025%, due 03/01/38	650,000		1,066,592
GE Capital UK Funding,
6.000%, due 04/11/13	GBP	80,000	132,407
Total Ireland corporate bonds			1,622,830

Italy—0.23%
Telecom Italia SpA,
6.125%, due 12/14/18	450,000		621,510

Japan—0.35%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.350%, due 02/23/17[1]	$700,000		726,933

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17	$210,000		$212,912
Total Japan corporate bonds			939,845

Jersey, Channel Islands—0.51%
ASIF III Jersey Ltd.,
4.750%, due 09/11/13	EUR	715,000	947,110
Gatwick Funding Ltd.,
5.250%, due 01/23/24	GBP	250,000	443,037
Total Jersey, Channel Islands corporate bonds			1,390,147

Luxembourg—0.99%
ArcelorMittal,
9.000%, due 02/15/15	$800,000		880,000
Enel Finance International SA,
6.000%, due 10/07/39[1]	450,000		404,644
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	500,000	840,705
Merck Finanz AG,
3.750%, due 12/07/12	EUR	415,000	536,499
Total Luxembourg corporate bonds			2,661,848

Mexico—0.56%
America Movil SAB de CV,
3.625%, due 03/30/15	$700,000		744,964
5.000%, due 03/30/20	650,000		761,020
Total Mexico corporate bonds			1,505,984

Netherlands—3.72%
ABN Amro Bank NV,
4.875%, due 01/16/19	GBP	580,000	1,021,507
Alliander NV,
5.500%, due 04/20/16	EUR	240,000	357,288
Allianz Finance II BV,
5.750%, due 07/08/41[2]	700,000		909,331
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.875%, due 02/08/22	$1,880,000		1,995,225
Deutsche Telekom International Finance BV,
6.500%, due 04/08/22	GBP	350,000	712,918
E.ON International Finance BV,
5.125%, due 05/07/13	EUR	237,000	312,653
6.000%, due 10/30/19	GBP	300,000	598,138
ING Bank NV,
2.000%, due 09/25/15[1]	$300,000		300,448
3.750%, due 03/07/17[1]	330,000		347,723
4.000%, due 03/15/16[1]	300,000		317,235
6.125%, due 05/29/23[2]	EUR	270,000	353,903
Koninklijke KPN NV,
4.250%, due 03/01/22	250,000		346,421
Repsol International Finance BV,
4.250%, due 02/12/16	500,000		655,672
4.750%, due 02/16/17	350,000		465,202
RWE Finance BV,
4.750%, due 01/31/34	GBP	200,000	348,125
Scotland International Finance BV,
4.250%, due 05/23/13[1]	$580,000		583,340
TenneT Holding BV,
6.655%, due 06/01/17[2,3]	EUR	300,000	405,758
Total Netherlands corporate bonds			10,030,887

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Norway—0.17%
DNB Bank ASA,
3.200%, due 04/03/17[1]		$450,000	$469,980

Portugal—0.38%
EDP Finance BV,
3.250%, due 03/16/15	EUR	450,000	558,611
5.375%, due 11/02/12[1]		$457,000	458,113
Total Portugal corporate bonds			1,016,724

Qatar—0.28%
Qtel International Finance Ltd.,
6.500%, due 06/10/14[1]	700,000		758,450

South Korea—0.29%
GS Caltex Corp.,
5.500%, due 10/15/15[4]	700,000		773,780

Spain—1.63%
Banco Santander SA,
4.375%, due 03/16/15	EUR	600,000	794,506
BBVA US Senior SAU,
3.250%, due 05/16/14		$600,000	595,392
Gas Natural Capital Markets SA,
5.250%, due 07/09/14	EUR	250,000	334,705
Santander International Debt SAU,
3.381%, due 12/01/15	700,000		878,039
Santander US Debt SAU,
2.991%, due 10/07/13[1]		$200,000	199,682
2.991%, due 10/07/13[4]	200,000		199,682
Telefonica Emisiones SAU,
4.797%, due 02/21/18	EUR	1,000,000	1,283,534
5.375%, due 02/02/18	GBP	68,000	109,973
Total Spain corporate bonds			4,395,513

Sweden—1.50%
Nordea Bank AB,
3.125%, due 03/20/17[1]		$760,000	794,808
6.250%, due 09/10/18[2]	EUR	300,000	400,271
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$800,000	929,784
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]	890,000		931,919
Telefonaktiebolaget LM Ericsson,
4.125%, due 05/15/22	690,000		711,435
Vattenfall AB,
4.125%, due 03/18/13	EUR	220,000	287,263
Total Sweden corporate bonds			4,055,480

Switzerland—0.21%
Credit Suisse AG,
1.625%, due 03/06/15[1]		$570,000	579,856

United Kingdom—11.00%
Abbey National Treasury Services PLC,
3.875%, due 11/10/14[1]	650,000		663,390
Anglo American Capital PLC,
2.625%, due 09/27/17[1]	450,000		451,530
Aviva PLC,
5.250%, due 10/02/23[2]	EUR	1,400,000	1,785,577

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
B.A.T. International Finance PLC,
3.250%, due 06/07/22[1]	$825,000		$846,593
9.500%, due 11/15/18[1]	425,000		592,398
BAA Funding Ltd.,
4.375%, due 01/25/17	EUR	300,000	423,517
6.750%, due 12/03/26	GBP	450,000	951,621
Barclays Bank PLC,
2.250%, due 05/10/17[1]	$660,000		680,174
5.750%, due 08/17/21	GBP	450,000	875,139
BG Energy Capital PLC,
5.125%, due 12/07/17	150,000		281,027
BP Capital Markets PLC,
3.245%, due 05/06/22	$155,000		164,017
3.561%, due 11/01/21	280,000		302,878
3.875%, due 03/10/15	450,000		483,678
Brambles Finance PLC,
4.625%, due 04/20/18	EUR	200,000	291,989
British Telecommunications PLC,
8.500%, due 12/07/16	GBP	475,000	960,731
Everything Everywhere Finance PLC,
4.375%, due 03/28/19	180,000		298,995
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17	$370,000		376,416
HSBC Capital Funding LP,
5.369%, due 03/24/14[2,3]	EUR	200,000	247,372
HSBC Holdings PLC,
5.100%, due 04/05/21	$350,000		404,333
6.250%, due 03/19/18	EUR	600,000	884,664
6.500%, due 09/15/37	$1,650,000		1,951,467
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18	EUR	800,000	1,153,975
9.000%, due 02/17/22	GBP	250,000	574,664
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	200,000	268,784
Lloyds TSB Bank PLC,
6.500%, due 03/24/20	550,000		711,972
National Express Group PLC,
6.250%, due 01/13/17	GBP	150,000	264,298
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27	330,000		545,577
Royal Bank of Scotland PLC,
3.400%, due 08/23/13	$950,000		968,152
4.875%, due 03/16/15	550,000		589,875
5.375%, due 09/30/19	EUR	350,000	525,468
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[2,3]	GBP	222,000	361,597
SSE PLC,
6.125%, due 07/29/13	EUR	755,000	1,012,902
Standard Chartered PLC,
3.850%, due 04/27/15[1]	$500,000		527,425
3.850%, due 04/27/15[4]	320,000		337,552
4.125%, due 01/18/19	EUR	480,000	685,094
Tesco PLC,
6.125%, due 02/24/22	GBP	580,000	1,133,117
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[4]	248,675		441,784
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37	450,000		835,594

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Virgin Media Secured Finance PLC,
7.000%, due 01/15/18	GBP	560,000	$981,153
Vodafone Group PLC,
5.750%, due 03/15/16	$400,000		463,356
6.150%, due 02/27/37	230,000		309,382
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16	GBP	725,000	1,313,298
Western Power Distribution East Midlands PLC,
5.250%, due 01/17/23	350,000		665,968
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32	200,000		385,539
WPP PLC,
6.625%, due 05/12/16	EUR	475,000	718,511
Total United Kingdom corporate bonds			29,692,543

United States—30.48%
ABB Finance USA, Inc.,
2.875%, due 05/08/22	$725,000		749,503
Abbott Laboratories,
6.000%, due 04/01/39	255,000		357,519
Alcoa, Inc.,
6.150%, due 08/15/20[5]	1,415,000		1,561,547
Alltel Corp.,
7.875%, due 07/01/32	375,000		592,510
Altria Group, Inc.,
4.250%, due 08/09/42	1,265,000		1,257,311
4.750%, due 05/05/21	810,000		926,696
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	250,000	341,357
Anadarko Petroleum Corp.,
6.375%, due 09/15/17	$1,000,000		1,205,618
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22	950,000		963,456
3.750%, due 07/15/42	525,000		526,292
Apache Corp.,
4.750%, due 04/15/43	590,000		674,162
AT&T, Inc.,
5.350%, due 09/01/40	315,000		379,137
5.550%, due 08/15/41	1,045,000		1,300,815
Bank of America Corp.,
5.650%, due 05/01/18	2,000,000		2,280,352
5.875%, due 02/07/42	320,000		374,051
7.375%, due 05/15/14	1,550,000		1,696,709
BB&T Corp.,
1.600%, due 08/15/17	310,000		315,570
Boston Scientific Corp.,
6.000%, due 01/15/20	710,000		843,943
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21	875,000		936,320
Cameron International Corp.,
6.375%, due 07/15/18	400,000		485,797
Cargill, Inc.,
3.250%, due 11/15/21[1]	200,000		206,428
Citigroup, Inc.,
0.857%, due 05/31/17[2]	EUR	550,000	623,731
5.500%, due 02/15/17	$480,000		531,612
6.000%, due 08/15/17	1,560,000		1,817,076

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description		Face amount	Value
Comcast Corp.,
5.700%, due 07/01/19		$1,950,000	$2,386,907
ConocoPhillips,
4.600%, due 01/15/15		690,000	753,185
Daimler Finance North America LLC,
2.250%, due 07/31/19[1]		700,000	697,044
Dell, Inc.,
5.400%, due 09/10/40[5]		465,000	504,942
DirecTV Holdings LLC,
2.400%, due 03/15/17		1,380,000	1,416,920
5.000%, due 03/01/21		660,000	739,385
Dow Chemical Co.,
5.900%, due 02/15/15		450,000	501,349
Duke Energy Corp.,
3.050%, due 08/15/22		700,000	706,719
Energy Transfer Partners LP,
6.050%, due 06/01/41		300,000	330,771
9.700%, due 03/15/19		354,000	467,777
Enterprise Products Operating LLC,
3.200%, due 02/01/16		920,000	969,896
4.850%, due 08/15/42		450,000	463,246
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		475,000	507,791
ERP Operating LP, REIT,
5.750%, due 06/15/17		420,000	499,826
FedEx Corp.,
3.875%, due 08/01/42		110,000	107,687
FirstEnergy Solutions Corp.,
6.050%, due 08/15/21		255,000	286,057
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		1,450,000	1,475,943
General Electric Capital Corp.,
Series A, 3.750%, due 11/14/14		2,450,000	2,596,926
6.000%, due 08/07/19		800,000	973,033
Series A, 6.750%, due 03/15/32		1,550,000	1,985,587
Georgia Power Co.,
0.750%, due 08/10/15		375,000	375,973
5.400%, due 06/01/40		385,000	473,486
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38		260,000	370,847
Goldman Sachs Group, Inc.,
3.300%, due 05/03/15		880,000	915,703
4.375%, due 03/16/17	EUR	1,500,000	2,054,024
5.125%, due 04/24/13		60,000	78,905
5.750%, due 01/24/22		$650,000	748,719
Hartford Financial Services Group, Inc.,
4.000%, due 10/15/17		470,000	505,173
Hasbro, Inc.,
6.350%, due 03/15/40		500,000	594,613
Hewlett-Packard Co.,
2.625%, due 12/09/14		710,000	728,785
Indiana Michigan Power Co.,
7.000%, due 03/15/19		350,000	436,493
Jersey Central Power & Light Co.,
6.150%, due 06/01/37		215,000	268,777
JPMorgan Chase & Co.,
2.000%, due 08/15/17		415,000	418,616
3.250%, due 09/23/22		2,955,000	2,996,057

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description		Face amount	Value
Kellogg Co.,
1.875%, due 11/17/16		$375,000	$387,263
Kinder Morgan Energy Partners LP,
6.950%, due 01/15/38		595,000	760,819
Kraft Foods Group, Inc.,
5.000%, due 06/04/42[1]		500,000	557,788
Kraft Foods, Inc.,
5.375%, due 02/10/20		504,000	608,008
Lorillard Tobacco Co.,
2.300%, due 08/21/17		160,000	161,313
MassMutual Global Funding II,
2.000%, due 04/05/17[1]		450,000	462,107
Merck & Co., Inc.,
6.550%, due 09/15/37		370,000	547,429
MetLife, Inc.,
5.250%, due 06/29/20	GBP	620,000	1,164,133
Morgan Stanley,
4.750%, due 03/22/17		$2,500,000	2,680,402
6.375%, due 07/24/42		290,000	319,396
Motorola Solutions, Inc.,
6.000%, due 11/15/17		550,000	656,420
News America, Inc.,
6.200%, due 12/15/34		280,000	337,215
Novartis Capital Corp.,
3.700%, due 09/21/42		95,000	98,221
NuStar Logistics LP,
4.800%, due 09/01/20		900,000	875,318
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		146,000	177,705
ONEOK Partners LP,
8.625%, due 03/01/19		200,000	262,607
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		240,000	315,431
PacifiCorp,
6.000%, due 01/15/39		580,000	783,089
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[4]	EUR	700,000	1,011,640
PepsiCo, Inc.,
1.250%, due 08/13/17		$1,070,000	1,079,503
Philip Morris International, Inc.,
4.500%, due 03/20/42		690,000	760,068
Phillips 66,
4.300%, due 04/01/22[1]		795,000	870,411
Principal Financial Group, Inc.,
3.300%, due 09/15/22		210,000	212,364
Prudential Financial, Inc.,
4.500%, due 11/15/20		1,200,000	1,334,543
Qwest Corp.,
6.750%, due 12/01/21		250,000	300,431
Republic Services, Inc.,
5.250%, due 11/15/21		1,055,000	1,248,897
Reynolds American, Inc.,
6.750%, due 06/15/17		700,000	847,300
SABMiller Holdings, Inc.,
2.450%, due 01/15/17[1]		950,000	993,663
Sempra Energy,
6.000%, due 10/15/39		500,000	647,901
SLM Corp.,
6.250%, due 01/25/16		880,000	954,800

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Southwestern Electric Power Co.,
6.200%, due 03/15/40	$510,000	$651,011
Time Warner Cable, Inc.,
4.000%, due 09/01/21	1,370,000	1,510,538
6.750%, due 06/15/39	295,000	384,472
US Bancorp,
2.950%, due 07/15/22	700,000	706,660
Valero Energy Corp.,
6.625%, due 06/15/37	895,000	1,080,234
Verizon Communications, Inc.,
4.750%, due 11/01/41	530,000	609,341
6.350%, due 04/01/19	440,000	564,146
Virginia Electric and Power Co.,
6.000%, due 05/15/37	270,000	363,577
Wachovia Corp.,
5.750%, due 02/01/18	1,955,000	2,360,827
Walgreen Co.,
3.100%, due 09/15/22	350,000	355,190
Waste Management, Inc.,
6.125%, due 11/30/39	185,000	233,001
7.375%, due 03/11/19	430,000	551,383
Watson Pharmaceuticals, Inc.,
3.250%, due 10/01/22	125,000	126,601
WEA Finance LLC,
5.750%, due 09/02/15[1]	400,000	443,951
Xcel Energy, Inc.,
4.700%, due 05/15/20	240,000	281,180
4.800%, due 09/15/41	315,000	362,964
Total United States corporate bonds		82,285,935
Total corporate bonds (cost $164,066,494)		171,957,125

Collateralized debt obligation—0.00%
Cayman Islands—0.00%
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[6,7] (cost $8,115,774)	8,000,000	0

Mortgage & agency debt securities—0.01%
United States—0.01%
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
4.632%, due 05/25/36[2]	115,785	1
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.980%, due 04/25/35[2]	1,246,814	31,530
Total mortgage & agency debt securities (cost $183,337)		31,531

US government obligation—4.82%
US Treasury Bill,
0.000%, due 12/13/12[8]	7,110,000	7,108,813
0.117%, due 10/18/12[8,9]	5,900,000	5,899,772
Total US government obligations (cost $13,008,657)		13,008,585

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Non-US government obligation—0.35%
Germany—0.35%
Kreditanstalt fuer Wiederaufbau,
2.050%, due 02/16/26(cost $946,059)	JPY	67,000,000	$956,935
Total bonds (cost $186,320,321)			185,954,176

	Shares
Short-term investment—24.23%
Investment company—24.23%
UBS Cash Management Prime Relationship Fund[10] (cost $65,422,024)	65,422,024		65,422,024

	Number of contracts
Options purchased*—1.56%
Call options—1.56%
DAX Index, strike @ EUR 7,600.00, expires December 2012	1,162		766,026
EURO STOXX 50 Index, strike @ EUR 2,500.00, expires December 2012	884		897,428
EURO STOXX 50 Index, strike @ EUR 2,700.00, expires March 2013	817		486,097
FTSE 100 Index, strike @ GBP 6,000.00, expires December 2012	582		441,712
NIKKEI 225 Index, strike @ JPY 9,500.00, expires December 2012	232		208,098
S&P 500 Index, strike @ USD 1,425.00, expires December 2012	189		869,400
S&P 500 Index, strike @ USD 1,500.00, expires March 2013	188		537,680
Total options purchased (cost $5,720,779)			4,206,441

	Shares
Investment of cash collateral from securities loaned—0.13%
UBS Private Money Market Fund LLC[10] (cost $338,250)	338,250		338,250
Total investments—94.79% (cost $257,801,374)			255,920,891
Cash and other assets, less liabilities—5.21%			14,060,951
Net assets—100.00%			$269,981,842

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$8,474,136
Gross unrealized depreciation	(10,354,619)
Net unrealized depreciation of investments	$(1,880,483)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	ZAR	45,868,685	USD	5,400,000	12/10/12	$(57,128)
CSI	GBP	5,048,748	EUR	6,315,000	12/10/12	(29,908)
GS	EUR	29,445,000	USD	37,038,866	12/10/12	(827,654)
HSBC	AUD	5,175,000	USD	5,446,755	12/10/12	111,167
HSBC	EUR	1,040,000	USD	1,367,184	12/10/12	29,735
JPMCB	AUD	29,140,000	USD	29,606,240	12/10/12	(438,017)
JPMCB	CAD	4,485,000	USD	4,536,576	12/10/12	(18,259)
JPMCB	CZK	108,850,000	USD	5,493,599	12/10/12	(71,280)
JPMCB	EUR	1,055,000	USD	1,371,615	12/10/12	14,876
JPMCB	GBP	845,000	USD	1,372,276	12/10/12	8,049
JPMCB	HUF	93,300,000	USD	405,491	12/10/12	(11,201)
JPMCB	JPY	242,900,000	USD	3,101,878	12/10/12	(12,640)
JPMCB	MXN	69,523,099	USD	5,410,000	12/10/12	46,454
JPMCB	SEK	17,940,359	EUR	2,105,000	12/10/12	(18,378)
JPMCB	TRY	9,710,000	USD	5,257,436	12/10/12	(93,144)
JPMCB	USD	5,122,880	AUD	5,070,000	12/10/12	104,449
JPMCB	USD	5,351,813	ILS	21,590,000	12/10/12	141,512
JPMCB	USD	10,643,301	INR	599,318,000	12/10/12	567,617
JPMCB	USD	5,752,702	KRW	6,546,000,000	12/10/12	116,467
JPMCB	USD	6,833,488	MYR	21,369,000	12/10/12	122,278
JPMCB	USD	5,303,264	PHP	223,050,000	12/10/12	35,319
JPMCB	USD	5,522,579	PLN	18,635,000	12/10/12	246,382
JPMCB	USD	5,057,284	ZAR	43,140,000	12/10/12	75,204
RBS	CHF	5,092,264	EUR	4,210,000	12/10/12	(7,294)
SSB	GBP	11,800,000	USD	18,730,435	12/10/12	(320,311)
SSB	NZD	29,020,000	USD	23,041,880	12/10/12	(897,630)
SSB	USD	16,021,143	MXN	213,690,000	12/10/12	464,545
Net unrealized depreciation on forward foreign currency contracts						$(718,790)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond Futures, 2 contracts (USD)	December 2012	$334,206	$330,438	$(3,768)
5 Year US Treasury Notes, 25 contracts (USD)	December 2012	3,104,329	3,115,820	11,491
US Treasury futures sell contracts:
10 Year US Treasury Notes, 297 contracts (USD)	December 2012	(39,365,457)	(39,644,859)	(279,402)
Index futures buy contracts:
NIKKEI 225 Index, 47 contracts (JPY)	December 2012	5,284,849	5,348,026	63,177
SPI 200 Index, 59 contracts (AUD)	December 2012	6,739,711	6,707,596	(32,115)
Index futures sell contracts:
MSCI Taiwan Index, 379 contracts (USD)	October 2012	(10,496,481)	(10,437,660)	58,821
Interest rate futures buy contracts:
Euro-Bobl, 44 contracts (EUR)	December 2012	7,115,706	7,106,789	(8,917)
Euro-BTP, 147 contracts (EUR)	December 2012	20,164,443	19,910,308	(254,135)
Euro-Bund, 24 contracts (EUR)	December 2012	4,366,547	4,372,357	5,810
Interest rate futures sell contracts:
Euro-Buxl, 5 contracts (EUR)	December 2012	(863,831)	(855,714)	8,117
Long Gilt, 10 contracts (GBP)	December 2012	(1,953,215)	(1,947,771)	5,444
Net unrealized depreciation on futures contracts				$(425,477)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Upfront payments made	Value	Unrealized appreciation/ (depreciation)
DB	EUR	32,600,000	11/01/21	2.698%	6 month EURIBOR	$—	$(4,707,519)	$(4,707,519)
DB	PLN	207,650,000	05/21/14	6 month WIBOR	4.940%	—	580,688	580,688
DB	PLN	41,570,000	05/21/22	4.880	6 month WIBOR	—	(531,992)	(531,992)
GSI	EUR	31,200,000	06/21/21	6 month EURIBOR	3.325	—	6,013,019	6,013,019
						$—	$1,354,196	$1,354,196

Credit default swaps on credit indices—buy protection12

Counterparty	Referenced Index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments	Value	Unrealized appreciation
CITI	iTraxx Europe Series 18 Index	EUR	5,900,000	12/20/17	1.000%	$(102,094)	$133,509	$31,415

Credit default swaps on corporate issues—buy protection12

Counterparty	Referenced Obligation[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments received/ (made)	Value	Unrealized appreciation/ (depreciation)
BB	Solvay SA bond, 4.625%, due 06/27/18	EUR	565,000	06/20/17	1.000%	$(12,276)	$6,974	$(5,302)
BB	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	710,000	03/20/17	1.000	12,233	(3,993)	8,240
BB	Quest Diagnostics, Inc. bond, 6.950%, due 07/01/37	USD	640,000	03/20/17	1.000	4,612	(9,377)	(4,765)
CSI	Cox Communication, Inc. bond, 6.800%, due 08/01/28	USD	630,000	06/20/17	1.000	16,094	(16,921)	(827)
DB	Quest Diagnostics, Inc. bond, 6.950%, due 07/01/37	USD	610,000	03/20/17	1.000	4,133	(8,937)	(4,804)
DB	Morgan Stanley & Co., Inc. bond, 6.600%, due 03/20/2017	USD	1,400,000	03/20/17	1.000	(136,553)	76,703	(59,850)
GSI	Solvay SA bond, 4.625%, due 06/27/18	EUR	390,000	06/20/17	1.000	(8,693)	4,814	(3,879)
GSI	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	560,000	03/20/17	1.000	10,140	(3,150)	6,990
GSI	Cox Communication, Inc. bond, 6.800%, due 08/01/28	USD	630,000	06/20/17	1.000	13,533	(15,949)	(2,416)
JPMCB	Banco Santander SA bond, 3.000%, 08/09/13	EUR	800,000	12/20/16	3.000	(32,274)	17,945	(14,329)
						$(129,051)	$48,109	$(80,942)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Credit default swaps on credit indices—sell protection14

Counterparty	Referenced Index[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments	Value	Unrealized appreciation	Credit spread[15]
GSI	CDX.NA.HY.Series 16 Index	USD	32,300,000	06/20/16	5.000%	$(856,847)	$1,150,107	$293,260	3.937%

Credit default swaps on corporate issues—sell protection14

Counterparty	Referenced Obligation[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments received/ (made)	Value	Unrealized appreciation/ (depreciation)	Credit spread[15]
BB	RWE AG bond, 5.750%, due 02/14/33	EUR	950,000	06/20/17	1.000%	$3,964	$2,822	$6,786	0.956%
BB	Procter & Gamble Co. bond, 4.950%, due 08/15/14	USD	710,000	03/20/17	1.000	(13,792)	18,050	4,258	0.433
BB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	640,000	03/20/17	1.000	(4,612)	14,030	9,418	0.511
DB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	610,000	03/20/17	1.000	(4,133)	13,373	9,240	0.511
GSI	Procter & Gamble Co. bond, 4.950% due 08/15/14	USD	560,000	03/20/17	1.000	(11,372)	14,236	2,864	0.433
GSI	Xerox Corp. bond, 6.350%, due 05/15/18	USD	630,000	06/20/17	1.000	32,065	(39,819)	(7,754)	2.436
JPMCB	Xerox Corp. bond, 6.350%, due 05/15/18	USD	630,000	06/20/17	1.000	31,557	(39,819)	(8,262)	2.436
						$33,677	$(17,127)	$16,550

Options written

	Expiration date	Premiums received	Value
Call options
EURO STOXX 50 Index, 884 contracts, strike @ EUR 2,650.00	December 2012	$489,754	$(304,444)
S&P 500 Index, 189 contracts, strike @ USD 1,500.00	December 2012	283,028	(226,800)
Total options written		$772,782	$(531,244)

Written option activity for the period ended September 30, 2012 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2012	—	—
Options written	1,073	$772,782
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options outstanding at September 30, 2012	1,073	$772,782

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$171,957,125	$—	$171,957,125
Collateralized debt obligations	—	—	0	0
US government obligations	—	13,008,585	—	13,008,585
Non-US government obligation	—	956,935	—	956,935
Mortgage and Agency debt securities	—	31,531	—	31,531
Short-term investment	—	65,422,024	—	65,422,024
Options purchased	4,206,441	—	—	4,206,441
Investment of cash collateral from securities loaned	—	338,250	—	338,250
Forward foreign currency contracts, net	—	(718,790)	—	(718,790)
Futures contracts, net	(425,477)	—	—	(425,477)
Swap agreements, net	—	2,668,794	—	2,668,794
Total	$3,780,964	$253,664,454	$0	$257,445,418

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Collateralized debt obligations	Total
Assets
Beginning balance	$0	$0
Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	—	—
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$0	$0

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $23,529,427 or 8.72% of net assets.

2	Variable or floating rate security—The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
3	Perpetual bond security. The maturity date reflects the next call date.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2012, the value of these securities amounted to $2,764,438 or 1.02% of net assets.

5	Security, or portion thereof, was on loan at September 30, 2012.
6	Security is illiquid. At September 30, 2012, the value of this security amounted to $0 or 0.00% of net assets.
7	This security, which represents 0.00% of net assets as of September 30, 2012, is considered restricted. (See restricted security table below for more information.)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2012 (unaudited)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 09/30/12	Value as a percentage of net assets
LNR CDO Ltd., Series 2006-1A, Class FFX, 7.592%, due 05/28/43	11/03/06	$8,138,056	3.01%	$0	0.00%

8	Interest rates shown are the discount rate at the date of purchase.
9	All or a portion of these securities have been designated as collateral for open swap agreements.
10	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$60,522,059	$28,106,952	$23,206,987	$65,422,024	$30,023
UBS Private Money Market Fund LLC[a]	1,319,990	1,282,025	2,263,765	338,250	95
	$61,842,049	$29,388,977	$25,470,752	$65,760,274	$30,118

a	The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

11	Payments made or received are based on the notional amount.
12

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
14

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

15

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	0.64%
Airlines	0.22
Auto components	0.23
Automobiles	0.46
Beverages	0.85
Biotechnology	0.74
Building products	0.16
Capital markets	0.51
Chemicals	1.13
Commercial banks	2.01
Communications equipment	0.54
Computers & peripherals	1.88
Construction & engineering	0.21
Construction materials	0.28
Distributors	0.00	[2]
Diversified financial services	0.53
Diversified telecommunication services	0.45
Electric utilities	0.70
Electrical equipment	0.34
Electronic equipment, instruments & components	0.11
Energy equipment & services	0.89
Food & staples retailing	0.67
Food products	0.78
Gas utilities	0.27
Health care equipment & supplies	0.24
Health care providers & services	0.68
Hotels, restaurants & leisure	0.50
Household durables	0.03
Household products	0.14
Industrial conglomerates	0.62
Insurance	1.50
Internet & catalog retail	0.93
Internet software & services	1.47
IT services	1.20
Leisure equipment & products	0.19
Life sciences tools & services	0.34
Machinery	0.92
Marine	0.02
Media	0.80
Metals & mining	0.98
Multiline retail	0.39
Multi-utilities	0.06
Oil, gas & consumable fuels	2.80
Paper & forest products	0.07
Personal products	0.68
Pharmaceuticals	1.77
Professional services	0.31
Real estate investment trust (REIT)	0.27
Real estate management & development	0.35
Road & rail	0.45
Semiconductors & semiconductor equipment	0.61
Software	1.34
Specialty retail	0.13
Textiles, apparel & luxury goods	1.08
Tobacco	0.61
Trading companies & distributors	0.47
Transportation infrastructure	0.00	[2]
Wireless telecommunication services	1.12
Total common stocks	37.67%
Preferred stock	0.19

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Bonds
Mortgage & agency debt securities	0.14%
US government obligations	4.77
Non-US government obligations	9.45
Total bonds	14.36%
Investment companies
iShares JPMorgan USD Emerging Markets Bond Fund	2.17
UBS Credit Bond Relationship Fund	8.37
UBS Emerging Markets Equity Relationship Fund	6.29
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	2.20
UBS Global Corporate Bond Relationship Fund	6.14
UBS High Yield Relationship Fund	5.01
UBS Small-Cap Equity Relationship Fund	2.52
Vanguard MSCI EAFE ETF	2.60
Total investment companies	35.30%
Warrant	0.07
Short-term investment	7.73
Options purchased	0.06
Investment of cash collateral from securities loaned	1.21
Total investments	96.59%
Cash and other assets, less liabilities	3.41
Net assets	100.00%

1	Figures represent the direct investments of UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment company and derivatives exposure was included.
2	Amount represents less than 0.005%.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks—37.67%
Argentina—0.11%
MercadoLibre, Inc.	11,500	$949,325

Australia—0.73%
Australia & New Zealand Banking Group Ltd.	93,607	2,403,189
Orica Ltd.	78,381	2,022,046
Westfield Group	166,376	1,753,431
Total Australia common stocks		6,178,666

Brazil—0.23%
Banco Bradesco SA ADR[1]	10,264	164,942
CETIP SA - Mercados Organizados	12,400	162,703
Cia de Bebidas das Americas ADR[1]	2,300	88,021
Cosan Ltd., Class A	11,300	179,218
Gafisa SA*	78,200	172,042
Gerdau SA ADR	9,700	92,247
Itau Unibanco Holding SA ADR[1]	26,900	411,032
Minerva SA	8,900	49,346
Odontoprev SA	3,700	20,715
PDG Realty SA Empreendimentos e Participacoes	48,300	91,013
Petroleo Brasileiro SA ADR	8,200	188,108
Vale SA ADR	19,100	341,890
Total Brazil common stocks		1,961,277

Canada—1.49%
Canadian Oil Sands Ltd.	73,300	1,569,489
Lululemon Athletica, Inc.*	24,600	1,818,924
Petrobank Energy & Resources Ltd.*	101,000	1,416,733
Petrominerales Ltd.[1]	73,158	592,348
Royal Bank of Canada	54,800	3,151,655
Suncor Energy, Inc.	79,900	2,628,386
Teck Resources Ltd., Class B	45,100	1,330,842
Total Canada common stocks		12,508,377

Chile—0.03%
Sociedad Quimica y Minera de Chile SA ADR	3,900	240,396

China—1.57%
AIA Group Ltd.	769,917	2,869,546
Angang Steel Co., Ltd., H Shares*	262,000	135,155
Anhui Conch Cement Co., Ltd., H Shares	98,500	306,778
Baidu, Inc. ADR*	20,800	2,429,856
Brilliance China Automotive Holdings Ltd.*	146,000	160,987
China Liansu Group Holdings Ltd.	252,000	131,297
China Life Insurance Co., Ltd., H Shares	68,000	196,439
China Overseas Land & Investment Ltd.	80,000	203,455
China Shenhua Energy Co., Ltd., H Shares	46,000	178,565
China Shipping Container Lines Co., Ltd., H Shares*	749,000	152,620
CNOOC Ltd.	152,000	311,682
Dongfang Electric Corp. Ltd., H Shares	35,200	47,938
Harbin Electric Co., Ltd., H Shares	72,000	55,341

UBS Global Allocation Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Industrial & Commercial Bank of China, H Shares	255,000	$150,618
Jardine Matheson Holdings Ltd.	41,200	2,344,280
Lee & Man Paper Manufacturing Ltd.	230,000	100,851
Maanshan Iron & Steel, H Shares*	390,000	91,539
New World Development Co., Ltd.	1,289,000	1,998,153
Nine Dragons Paper Holdings Ltd.	193,000	97,072
PetroChina Co., Ltd., H Shares	240,000	314,468
Ping An Insurance Group Co. of China Ltd., H Shares	18,000	136,032
Shanghai Electric Group Co., Ltd., H Shares	146,000	51,968
Shimao Property Holdings Ltd.	118,000	203,006
Sina Corp.*1	4,400	284,592
Tencent Holdings Ltd.	7,600	258,951
Total China common stocks		13,211,189

Cyprus—0.01%
Globaltrans Investment PLC GDR[2]	5,936	123,350

Denmark—0.21%
FLSmidth & Co. A/S	31,034	1,800,042

Finland—0.34%
Sampo Oyj, Class A	91,798	2,855,933

France—0.52%
Carrefour SA	129,897	2,694,156
Schneider Electric SA	27,801	1,645,346
Total France common stocks		4,339,502

Germany—2.03%
Bayer AG	26,545	2,279,682
Beiersdorf AG	32,972	2,419,365
Deutsche Bank AG	62,287	2,460,889
E.ON AG	94,494	2,242,196
Fresenius Medical Care AG & Co. KGaA	16,691	1,223,867
HeidelbergCement AG	33,062	1,732,167
Infineon Technologies AG	212,457	1,348,162
MAN SE	10,978	1,005,144
SAP AG	32,934	2,332,356
Total Germany common stocks		17,043,828

India—0.03%
Mahindra & Mahindra Ltd. GDR	6,013	96,509
Tata Motors Ltd. ADR[1]	7,000	179,760
Total India common stocks		276,269

Indonesia—0.09%
Alam Sutera Realty Tbk PT	2,230,000	115,345
Astra International Tbk PT	105,000	81,191
Bank Rakyat Indonesia Persero Tbk PT	271,000	210,967
Harum Energy Tbk PT	281,000	173,239
Media Nusantara Citra Tbk PT	368,000	99,979
United Tractors Tbk PT	38,000	82,194
Total Indonesia common stocks		762,915

Ireland—0.16%
Ryanair Holdings PLC ADR*	42,100	1,357,725

Israel—0.31%
Teva Pharmaceutical Industries Ltd. ADR	62,016	2,568,083

UBS Global Allocation Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Italy—0.26%
Fiat Industrial SpA	224,323	$2,192,265

Japan—2.99%
Asahi Glass Co., Ltd.	185,000	1,232,701
Bridgestone Corp.	81,200	1,883,290
ITOCHU Corp.	255,200	2,586,663
KDDI Corp.[1]	24,900	1,933,547
Mitsubishi Corp.	73,000	1,327,358
Mitsubishi UFJ Financial Group, Inc.	503,500	2,361,366
ORIX Corp.	14,680	1,474,772
Sankyo Co., Ltd.	35,000	1,630,254
Shin-Etsu Chemical Co., Ltd.	40,200	2,261,379
THK Co., Ltd.	71,200	1,092,998
Tokio Marine Holdings, Inc.	88,900	2,271,484
Tokyo Gas Co., Ltd.	410,000	2,259,098
Toyota Motor Corp.	71,400	2,781,343
Total Japan common stocks		25,096,253

Luxembourg—0.11%
ArcelorMittal	64,006	917,920

Macau—0.09%
Melco Crown Entertainment Ltd. ADR*1	50,400	679,392
Wynn Macau Ltd.[1]	34,800	94,023
Total Macau		773,415

Malaysia—0.06%
Axiata Group Bhd	185,100	393,637
Sapurakencana Petroleum Bhd*	117,000	88,807
Total Malaysia common stocks		482,444

Mexico—0.07%
Cemex SAB de CV ADR*	33,400	278,222
Grupo Financiero Banorte SAB de CV, Class O	16,000	90,443
Grupo Televisa SAB ADR	8,700	204,537
Total Mexico common stocks		573,202

Netherlands—0.62%
Heineken NV	37,479	2,234,253
Koninklijke DSM NV	29,651	1,478,397
Wolters Kluwer NV	81,431	1,530,926
Total Netherlands common stocks		5,243,576

Norway—0.63%
Statoil ASA	59,549	1,537,345
Telenor ASA	190,826	3,720,656
Total Norway common stocks		5,258,001

Philippines—0.13%
Alliance Global Group, Inc.	861,000	303,409
Bloomberry Resorts Corp.*	387,200	103,959
Megaworld Corp.	2,866,800	153,253
Metropolitan Bank & Trust	157,312	348,828
Philippine Long Distance Telephone Co.	3,245	216,567
Total Philippines common stocks		1,126,016

Poland—0.02%
Powszechna Kasa Oszczednosci Bank Polski SA	16,094	178,842

Russia—0.17%
Gazprom OAO ADR	42,330	425,118
Lukoil OAO ADR	3,159	194,405
NovaTek OAO GDR[2]	1,490	176,267
Uralkali OJSC GDR[2]	6,756	279,496
Yandex NV, Class A*1	14,100	339,951
Total Russia common stocks		1,415,237

UBS Global Allocation Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Singapore—0.06%
Avago Technologies Ltd.	13,300	$463,704

South Africa—0.08%
Imperial Holdings Ltd.	1,134	25,548
Life Healthcare Group Holdings Ltd.	62,198	237,268
Mr. Price Group Ltd.	8,699	131,682
Shoprite Holdings Ltd.	13,015	263,240
Total South Africa common stocks		657,738

South Korea—0.40%
Able C&C Co., Ltd.	1,306	105,991
Cheil Industries, Inc.	2,139	195,342
Hyundai Heavy Industries Co., Ltd.	864	196,289
Hyundai Motor Co.	2,739	621,030
LG Chem Ltd.	1,570	468,277
NHN Corp.	854	223,215
Samsung Electro-Mechanics Co., Ltd.	2,319	201,140
Samsung Electronics Co., Ltd.	737	892,550
SK Hynix, Inc.*	20,550	420,642
Total South Korea common stocks		3,324,476

Spain—0.11%
Acciona SA	15,929	906,597

Sweden—0.17%
Lundin Petroleum AB*	58,543	1,426,856

Switzerland—1.33%
Nestle SA	73,005	4,603,080
Novartis AG	75,743	4,634,779
SGS SA	950	1,951,515
Total Switzerland common stocks		11,189,374

Taiwan—0.17%
HON HAI Precision Industry Co., Ltd.	84,700	265,830
Largan Precision Co., Ltd.	18,000	372,729
Shin Zu Shing Co., Ltd.	29,000	104,866
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,300	384,426
Uni-President Enterprises Corp.	146,778	260,374
Total Taiwan common stocks		1,388,225

Thailand—0.11%
Airports of Thailand PCL	9,800	25,312
Bangkok Bank PCL	31,000	202,437
Jasmine International PCL	763,000	96,181
Land and Houses PCL NVDR	534,000	157,875
LPN Development PCL	167,500	102,307
LPN Development PCL NVDR	80,400	49,107
Sri Trang Agro-Industry PCL	208,500	104,995
Tisco Financial Group PCL	134,900	202,700
Total Thailand common stocks		940,914

Turkey—0.03%
Turk Hava Yollari*	117,262	245,322

United Kingdom—3.96%
Admiral Group PLC[1]	82,893	1,409,500
Barclays PLC	496,991	1,724,259
BP PLC	657,458	4,634,160
HSBC Holdings PLC	415,258	3,844,313
Imperial Tobacco Group PLC	97,559	3,610,777
Prudential PLC	155,597	2,013,833
Rio Tinto PLC	59,703	2,781,382
SABMiller PLC	81,230	3,567,830
Sage Group PLC	448,269	2,268,592

UBS Global Allocation Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
SSE PLC	81,109	$1,823,169
Vodafone Group PLC	1,218,318	3,457,600
Xstrata PLC	141,552	2,188,636
Total United Kingdom common stocks		33,324,051

United States—18.24%
Acorda Therapeutics, Inc.*	19,500	499,395
Adobe Systems, Inc.*	31,300	1,015,998
Aegerion Pharmaceuticals, Inc.*	8,100	120,042
Agilent Technologies, Inc.	60,500	2,326,225
Alexion Pharmaceuticals, Inc.*	1,500	171,600
Allergan, Inc.	46,200	4,230,996
Alnylam Pharmaceuticals, Inc.*1	12,500	234,875
Amazon.com, Inc.*	19,800	5,035,536
American Capital Agency Corp.	15,300	529,227
Apple, Inc.	18,900	12,611,214
Atmel Corp.*	70,900	372,934
Baker Hughes, Inc.	26,000	1,175,980
Baxter International, Inc.	11,300	680,938
Biogen Idec, Inc.*	9,100	1,357,993
Bio-Rad Laboratories, Inc., Class A*	2,900	309,488
Boeing Co.	16,100	1,120,882
Bruker Corp.*	11,000	143,990
Bunge Ltd.	5,800	388,890
Cabot Oil & Gas Corp.	35,500	1,593,950
Celanese Corp., Series A	8,100	307,071
Centene Corp.*	10,800	404,028
Citigroup, Inc.	39,820	1,302,910
CME Group, Inc.	10,000	573,000
Coach, Inc.	14,700	823,494
Colgate-Palmolive Co.	10,600	1,136,532
Comcast Corp., Class A	32,100	1,148,217
Concho Resources, Inc.*	26,100	2,472,975
Crown Castle International Corp.*	21,100	1,352,510
Cubist Pharmaceuticals, Inc.*	10,100	481,568
Cummins, Inc.	15,900	1,466,139
CVS Caremark Corp.	54,800	2,653,416
Danaher Corp.	46,300	2,553,445
DIRECTV*	41,500	2,177,090
Discovery Communications, Inc., Class A*	3,200	190,816
Dollar General Corp.*	51,500	2,654,310
Dow Chemical Co.	17,800	515,488
eBay, Inc.*	29,500	1,428,095
Edison International	9,900	452,331
EOG Resources, Inc.	13,600	1,523,880
EQT Corp.	12,900	761,100
Estee Lauder Cos., Inc., Class A	52,200	3,213,954
Facebook, Inc., Class A*1	75,500	1,634,575
Fidelity National Information Services, Inc.	18,600	580,692
FMC Technologies, Inc.*	59,000	2,731,700
Freescale Semiconductor Ltd.*1	16,600	157,866
General Dynamics Corp.	22,700	1,500,924
Gilead Sciences, Inc.*	47,400	3,144,042
Google, Inc., Class A*	5,200	3,923,400
Halliburton Co.	21,500	724,335
Hertz Global Holdings, Inc.*	59,100	811,443
Hess Corp.	13,700	735,964
Home Depot, Inc.	15,900	959,883
Hospira, Inc.*	10,100	331,482
IHS, Inc., Class A*	6,900	671,715

UBS Global Allocation Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Illinois Tool Works, Inc.	28,500	$1,694,895
International Paper Co.	11,900	432,208
Intersil Corp., Class A	31,500	275,625
Intuitive Surgical, Inc.*	1,700	842,571
Invesco Ltd.	18,800	469,812
JPMorgan Chase & Co.	26,900	1,088,912
Juniper Networks, Inc.*	25,700	439,727
Kraft Foods, Inc., Class A	23,600	975,860
Las Vegas Sands Corp.	60,600	2,810,022
Ligand Pharmaceuticals, Inc., Class B*	15,900	272,685
Lincoln National Corp.	19,100	462,029
Macy’s, Inc.	16,700	628,254
MasterCard, Inc., Class A	4,800	2,167,104
McDermott International, Inc.*	32,100	392,262
Medtronic, Inc.	12,500	539,000
Merck & Co., Inc.	18,700	843,370
MetLife, Inc.	12,800	441,088
MetroPCS Communications, Inc.*	108,400	1,269,364
Michael Kors Holdings Ltd.*	16,100	856,198
Micron Technology, Inc.*	49,200	294,462
Monster Beverage Corp.*	24,600	1,332,336
Morgan Stanley	68,400	1,145,016
NetApp, Inc.*	86,700	2,850,696
NextEra Energy, Inc.	5,900	414,947
NII Holdings, Inc.*1	104,300	818,755
NIKE, Inc., Class B	22,500	2,135,475
Noble Corp.*	23,900	855,142
Norfolk Southern Corp.	7,800	496,314
Peabody Energy Corp.	11,200	249,648
PG&E Corp.	11,700	499,239
Philip Morris International, Inc.	16,400	1,475,016
Priceline.com, Inc.*	4,500	2,784,285
QUALCOMM, Inc.	61,700	3,855,633
Ralph Lauren Corp.	22,600	3,417,798
Riverbed Technology, Inc.*	11,300	262,951
Roper Industries, Inc.	9,500	1,043,955
Ryder System, Inc.	5,800	226,548
Salesforce.com, Inc.*	14,700	2,244,543
SanDisk Corp.*	8,100	351,783
Schlumberger Ltd.	21,100	1,526,163
ServiceSource International, Inc.*	78,400	804,384
Sherwin-Williams Co.	10,900	1,623,119
Skyworks Solutions, Inc.*	17,600	414,744
Spirit Airlines, Inc.*	14,800	252,784
Starbucks Corp.	11,500	583,625
Steel Dynamics, Inc.	29,000	325,670
Symantec Corp.*	50,600	910,800
Teradata Corp.*	21,600	1,628,856
Time Warner, Inc.	16,300	738,879
Ultra Petroleum Corp.*1	20,600	452,788
Union Pacific Corp.	17,900	2,124,730
United Technologies Corp.	35,000	2,740,150
UnitedHealth Group, Inc.	62,000	3,435,420
US Bancorp	14,700	504,210
VeriSign, Inc.*	18,400	895,896
Viacom, Inc., Class B	10,700	573,413
Visa, Inc., Class A	36,300	4,874,364
VMware, Inc., Class A*	25,600	2,476,544
WellPoint, Inc.	6,800	394,468

UBS Global Allocation Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description		Shares	Value
Wells Fargo & Co.		28,300	$977,199
Total United States common stocks			153,334,277
Total common stocks (cost $293,159,308)			316,635,582

Preferred stock—0.19%
Germany—0.19%
Volkswagen AG, Preference shares		8,728	1,592,099
Total preferred stocks (cost $1,475,483)			1,592,099

		Face amount
Bonds—14.36%
Mortgage & agency debt securities—0.14%
United States—0.14%
Federal Home Loan Mortgage Corp.
Gold Pools,[3] #G00194,
7.500%, due 02/01/24	$50,780		60,088
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31		961,814	1,137,532
Total mortgage & agency debt securities (cost $1,056,710)			1,197,620

US government obligations—4.77%
US Treasury Bonds,
3.000%, due 05/15/42[4]		2,285,000	2,369,259
3.125%, due 11/15/41[4]		1,470,000	1,566,009
5.375%, due 02/15/31[4]		2,000,000	2,892,812
6.250%, due 08/15/23[4]		1,500,000	2,176,641
8.000%, due 11/15/21[4]		1,960,000	3,070,003
US Treasury Notes,
0.250%, due 08/31/14[1,4]		11,475,000	11,477,238
0.500%, due 07/31/17[4]		3,525,000	3,507,650
0.750%, due 06/30/17[4]		2,025,000	2,040,345
1.625%, due 08/15/22[1,4]		955,000	953,955
2.500%, due 04/30/15[4]		4,225,000	4,465,297
3.125%, due 04/30/17[4]		5,000,000	5,579,295
Total US government obligations (cost $38,122,346)			40,098,504

Non-US government obligations—9.45%
Australia—0.93%
Government of Australia,
5.750%, due 05/15/21	AUD	6,140,000	7,783,263

Finland—0.53%
Government of Finland,
4.375%, due 07/04/19	EUR	2,877,000	4,469,721

France—0.73%
Government of France,
3.750%, due 04/25/21		2,230,000	3,269,525
4.500%, due 04/25/41		1,780,000	2,853,060
			6,122,585

UBS Global Allocation Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
Germany—2.91%
Bundesrepublik Deutschland,
1.500%, due 04/15/16	EUR	4,518,581	$6,369,495
3.250%, due 07/04/21	5,355,000		8,035,942
4.000%, due 07/04/16	2,525,000		3,702,294
4.000%, due 01/04/37	3,705,000		6,367,985
			24,475,716
Italy—1.58%
Buoni Poliennali Del Tesoro,
3.000%, due 04/15/15	5,015,000		6,466,953
4.250%, due 02/01/19	5,285,000		6,781,166
			13,248,119
Netherlands—0.24%
Government of the Netherlands,
3.250%, due 07/15/21[5]	1,380,000		2,017,899

Spain—0.67%
Kingdom of Spain,
3.150%, due 01/31/16	1,965,000		2,431,946
4.800%, due 01/31/24	2,870,000		3,244,342
			5,676,288
Sweden—0.46%
Kingdom of Sweden,
4.250%, due 03/12/19	SEK	21,355,000	3,870,610

United Kingdom—1.40%
UK Gilts,
3.750%, due 09/07/21	GBP	4,085,000	7,867,398
4.250%, due 12/07/49	950,000		1,896,328
4.750%, due 12/07/38	940,000		2,017,943
			11,781,669
Total Non-US government obligations (cost $76,002,848)			79,445,870
Total bonds (cost $115,181,904)			120,741,994

	Shares
Investment companies—35.30%
iShares JPMorgan USD Emerging Markets Bond Fund[1]	150,500	18,249,630
UBS Credit Bond Relationship Fund*6	4,231,766	70,368,339
UBS Emerging Markets Equity Relationship Fund*6	1,412,979	52,916,915
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*6	1,448,724	18,483,396
UBS Global Corporate Bond Relationship Fund*6	4,188,999	51,636,958
UBS High Yield Relationship Fund*6	1,393,116	42,119,897
UBS Small-Cap Equity Relationship Fund*6	344,151	21,145,141
Vanguard MSCI EAFE ETF	664,760	21,850,661
Total investment companies (cost $242,371,384)		296,770,937

UBS Global Allocation Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Number of warrants	Value
Warrant—0.07%
Russia—0.07%
Sberbank of Russia,strike @ USD $0.00001, expires 11/05/12* (cost $566,874)	198,843	$580,562

	Shares
Short-term investment—7.73%
Investment company—7.73%
UBS Cash Management Prime Relationship Fund[6] (cost $64,949,995)	64,949,995	64,949,995

	Number of contracts
Options purchased*—0.06%
Call options—0.06%
FTSE 100 Index, strike @ GBP 6,000.00, expires December 2012	465	352,915
NIKKEI 225 Index, strike @ JPY 9,500.00, expires December 2012	186	166,837
Total options purchased (cost $1,438,793)		519,752

	Shares
Investment of cash collateral from securities loaned—1.21%
UBS Private Money Market Fund LLC[6] (cost $10,176,585)	10,176,585	10,176,585
Total investments—96.59% (cost $729,320,326)		811,967,506
Cash and other assets, less liabilities—3.41%		28,681,774
Net assets—100.00%		$840,649,280

UBS Global Allocation Fund

Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$97,835,195
Gross unrealized depreciation	(15,188,015)
Net unrealized appreciation of investments	$82,647,180

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	AUD	33,840,000	USD	35,227,440	12/05/12	$322,700
BB	GBP	8,530,000	USD	13,735,450	12/05/12	(36,122)
BB	USD	8,756,379	ILS	34,675,000	12/05/12	67,487
BB	USD	71,740,150	JPY	5,583,500,000	12/05/12	(153,103)
BB	USD	8,390,800	ZAR	69,720,000	12/05/12	(89,849)
BB	ZAR	69,720,000	USD	8,213,498	12/05/12	(87,453)
CSI	CZK	175,890,000	USD	9,331,777	12/05/12	340,273
CSI	USD	13,155,338	PLN	41,980,000	12/05/12	(152,883)
GS	NZD	41,915,000	USD	34,244,136	12/05/12	(344,706)
GS	TRY	15,615,000	USD	8,578,610	12/05/12	(31,511)
JPMCB	CHF	4,760,000	USD	5,092,598	12/05/12	25,438
JPMCB	HKD	2,210,000	USD	285,014	10/04/12	2
JPMCB	HKD	43,660,000	USD	5,630,795	12/05/12	62
JPMCB	HUF	370,650,000	USD	1,676,672	12/05/12	20,461
JPMCB	NOK	28,590,000	USD	4,963,468	12/05/12	(14,753)
JPMCB	USD	14,708,701	INR	826,740,000	12/05/12	770,232
JPMCB	USD	13,249,788	KRW	15,003,000,000	12/05/12	205,277
JPMCB	USD	30,773,944	MXN	401,760,000	12/05/12	235,736
JPMCB	USD	13,923,752	MYR	43,023,000	12/05/12	85,181
JPMCB	USD	8,671,542	PHP	360,450,000	12/05/12	(43,417)
MSCI	MXN	122,510,000	USD	9,539,903	12/05/12	84,019
MSCI	USD	29,046,744	EUR	22,470,000	12/05/12	(151,987)
RBS	AUD	9,185,000	USD	9,603,946	12/05/12	129,950
RBS	USD	17,964,201	CAD	17,520,000	12/05/12	(169,262)
Net unrealized appreciation on forward foreign currency contracts						$1,011,772

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 130 contracts (USD)	December 2012	(17,269,803)	(17,352,969)	(83,166)
Index futures buy contracts:
DAX Index, 18 contracts (EUR)	December 2012	4,237,425	4,185,825	(51,600)
E-mini S&P 500 Index, 478 contracts (USD)	December 2012	34,758,845	34,277,380	(481,465)
OMX Stockholm 30 Index, 627 contracts (SEK)	October 2012	10,526,440	10,261,007	(265,433)
TOPIX Index, 159 contracts (JPY)	December 2012	14,731,919	14,975,013	243,094
Index futures sell contracts:
FTSE 100 Index, 115 contracts (GBP)	December 2012	(10,779,082)	(10,609,155)	169,927
Net unrealized depreciation on futures contracts				$(468,643)

UBS Global Allocation Fund

Portfolio of investments – September 30, 2012 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$316,635,582	$—	$—	$316,635,582
Preferred stock	1,592,099	—	—	1,592,099
Mortgage & agency debt securities	—	1,197,620	—	1,197,620
US government obligations	—	40,098,504	—	40,098,504
Non-US government obligations	—	79,445,870	—	79,445,870
Investment companies	40,100,291	256,670,646	—	296,770,937
Warrant	—	580,562	—	580,562
Short-term investment	—	64,949,995	—	64,949,995
Options purchased	519,752	—	—	519,752
Investment of cash collateral from securities loaned	—	10,176,585	—	10,176,585
Forward foreign currency contracts, net	—	1,011,772	—	1,011,772
Futures contracts, net	(468,643)	—	—	(468,643)
Total	$358,379,081	$454,131,554	$—	$812,510,635

Portfolio foonotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2012.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2012, the value of this security amounted to $579,113 or 0.07% of net assets.

3

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

4	Security linked to closed-end fund or structured investment vehicle.
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of this security amounted to $2,017,899 or 0.24% of net assets.

6	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$106,415,060	$48,228,710	$89,693,775	$—	$—	$64,949,995	$35,296
UBS Private Money Market Fund LLC[a]	14,940,198	60,105,796	64,869,409	—	—	10,176,585	1,960
UBS Credit Bond Relationship Fund	67,654,084	—	—	—	2,714,255	70,368,339	—
UBS Emerging Markets Equity Relationship Fund	54,873,562	—	6,000,000	3,094,044	949,309	52,916,915	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	20,337,854	—	3,500,000	603,926	1,041,616	18,483,396	—
UBS Global Corporate Bond Relationship Fund	53,293,279	—	4,000,000	565,035	1,778,644	51,636,958	—
UBS High Yield Relationship Fund	44,465,802	7,500,000	11,950,000	5,126,264	(3,022,168)	42,119,898	—
UBS Small-Cap Equity Relationship Fund	20,206,469	—	—	—	938,672	21,145,141	—
	$382,186,308	$115,834,506	$180,013,184	$9,389,269	$4,400,328	$331,797,227	$37,256

a	The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Global Frontier Fund – Portfolio of investments

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	0.58%
Airlines	0.03
Beverages	0.14
Biotechnology	0.70
Capital markets	0.18
Chemicals	0.27
Commercial banks	0.17
Communications equipment	0.46
Computers & peripherals	1.68
Diversified financial services	0.34
Electric utilities	0.11
Electrical equipment	0.11
Energy equipment & services	0.80
Food & staples retailing	0.28
Food products	0.16
Health care equipment & supplies	0.27
Health care providers & services	0.46
Hotels, restaurants & leisure	0.35
Household products	0.13
Industrial conglomerates	0.27
Insurance	0.11
Internet & catalog retail	0.81
Internet software & services	1.15
IT services	1.07
Life sciences tools & services	0.30
Machinery	0.34
Media	0.51
Metals & mining	0.04
Multiline retail	0.35
Multi-utilities	0.05
Oil, gas & consumable fuels	0.87
Paper & forest products	0.05
Personal products	0.34
Pharmaceuticals	0.67
Professional services	0.12
Real estate investment trust (REIT)	0.06
Road & rail	0.40
Semiconductors & semiconductor equipment	0.24
Software	0.71
Specialty retail	0.11
Textiles, apparel & luxury goods	0.98
Tobacco	0.18
Wireless telecommunication services	0.38
Total common stocks	17.33%
Bonds
US government obligations	6.50
Non-US government obligations	11.33
Total bonds	17.83%
Investment companies
iShares JPMorgan USD Emerging Markets Bond Fund	2.89
UBS Credit Bond Relationship Fund	9.88
UBS Emerging Markets Equity Relationship Fund	11.39
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	1.18
UBS Global Corporate Bond Relationship Fund	8.08
UBS High Yield Relationship Fund	6.09
UBS International Equity Relationship Fund	12.95
Total investment companies	52.46%
Short-term investment	7.96
Options purchased	0.08
Investment of cash collateral from securities loaned	1.31%
Total investments	96.97%
Cash and other assets, less liabilities	3.03
Net assets	100.00%

1	Figures represent the direct investments of UBS Global Frontier Fund. Figures would be different if a breakdown of the underlying investment company and derivatives exposure was included.

UBS Global Frontier Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks—17.33%
Argentina—0.10%
MercadoLibre, Inc.	482	$39,789

Canada—0.19%
Lululemon Athletica, Inc.*	1,031	76,232

China—0.23%
Baidu, Inc. ADR*	776	90,653

Israel—0.09%
Teva Pharmaceutical Industries Ltd. ADR	900	37,269

Singapore—0.06%
Avago Technologies Ltd.	650	22,662

United States—16.66%
Acorda Therapeutics, Inc.*	900	23,049
Adobe Systems, Inc.*	1,400	45,444
Aegerion Pharmaceuticals, Inc.*	400	5,928
Agilent Technologies, Inc.	2,538	97,586
Alexion Pharmaceuticals, Inc.*	75	8,580
Allergan, Inc.	1,924	176,200
Alnylam Pharmaceuticals, Inc.*	500	9,395
Amazon.com, Inc.*	795	202,184
American Capital Agency Corp.	700	24,213
Apple, Inc.	804	536,477
Atmel Corp.*	3,300	17,358
Baker Hughes, Inc.	1,200	54,276
Baxter International, Inc.	500	30,130
Biogen Idec, Inc.*	390	58,200
Bio-Rad Laboratories, Inc., Class A*	100	10,672
Boeing Co.	700	48,734
Bruker Corp.*	500	6,545
Bunge Ltd.	275	18,439
Cabot Oil & Gas Corp.	1,573	70,628
Celanese Corp., Series A	375	14,216
Centene Corp.*	500	18,705
Citigroup, Inc.	1,800	58,896
CME Group, Inc.	500	28,650
Coach, Inc.	700	39,214
Colgate-Palmolive Co.	500	53,610
Comcast Corp., Class A	1,500	53,655
Concho Resources, Inc.*	1,112	105,362
Crown Castle International Corp.*	884	56,664
Cubist Pharmaceuticals, Inc.*	500	23,840
Cummins, Inc.	665	61,320
CVS Caremark Corp.	2,308	111,753
Danaher Corp.	1,944	107,212
DIRECTV*	1,773	93,012
Dollar General Corp.*	2,104	108,440
Dow Chemical Co.	800	23,168
eBay, Inc.*	1,216	58,867
Edison International	500	22,845
EOG Resources, Inc.	633	70,928
EQT Corp.	600	35,400
Estee Lauder Cos., Inc., Class A	2,189	134,777
Facebook, Inc., Class A*1	3,165	68,522
Fidelity National Information Services, Inc.	900	28,098
FMC Technologies, Inc.*	2,311	106,999
Freescale Semiconductor Ltd.*1	800	7,608
General Dynamics Corp.	1,000	66,120
Gilead Sciences, Inc.*	2,057	136,441
Google, Inc., Class A*	218	164,481
Halliburton Co.	1,000	33,690

UBS Global Frontier Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Hertz Global Holdings, Inc.*	2,700	$37,071
Hess Corp.	600	32,232
Home Depot, Inc.	700	42,259
Hospira, Inc.*	500	16,410
IHS, Inc., Class A*	500	48,675
Illinois Tool Works, Inc.	1,300	77,311
International Paper Co.	500	18,160
Intersil Corp., Class A	1,400	12,250
Intuitive Surgical, Inc.*	100	49,563
Invesco Ltd.	800	19,992
JPMorgan Chase & Co.	1,200	48,576
Juniper Networks, Inc.*	1,200	20,532
Kraft Foods, Inc., Class A	1,100	45,485
Las Vegas Sands Corp.	2,485	115,229
Ligand Pharmaceuticals, Inc., Class B*	700	12,005
Lincoln National Corp.	900	21,771
Macy’s, Inc.	800	30,096
MasterCard, Inc., Class A	201	90,747
McDermott International, Inc.*	1,500	18,330
Medtronic, Inc.	600	25,872
Merck & Co., Inc.	900	40,590
MetLife, Inc.	600	20,676
MetroPCS Communications, Inc.*	5,000	58,550
Michael Kors Holdings Ltd.*	700	37,226
Micron Technology, Inc.*	2,300	13,765
Monster Beverage Corp.*	1,056	57,193
Morgan Stanley	3,100	51,894
NetApp, Inc.*	3,691	121,360
NextEra Energy, Inc.	300	21,099
NII Holdings, Inc.*1	4,800	37,680
NIKE, Inc., Class B	944	89,595
Noble Corp.*	1,100	39,358
Norfolk Southern Corp.	400	25,452
Peabody Energy Corp.	500	11,145
PG&E Corp.	500	21,335
Philip Morris International, Inc.	800	71,952
Priceline.com, Inc.*	191	118,177
QUALCOMM, Inc.	2,592	161,974
Ralph Lauren Corp.	1,009	152,591
Roper Industries, Inc.	399	43,846
Ryder System, Inc.	300	11,718
Salesforce.com, Inc.*	616	94,057
SanDisk Corp.*	400	17,372
Schlumberger Ltd.	884	63,940
ServiceSource International, Inc.*	3,600	36,936
Sherwin-Williams Co.	459	68,350
Skyworks Solutions, Inc.*	800	18,852
Spirit Airlines, Inc.*	700	11,956
Starbucks Corp.	500	25,375
Steel Dynamics, Inc.	1,325	14,880
Symantec Corp.*	2,300	41,400
Teradata Corp.*	905	68,246
Time Warner, Inc.	700	31,731
Ultra Petroleum Corp.*1	900	19,782
Union Pacific Corp.	751	89,144
United Technologies Corp.	1,468	114,930
UnitedHealth Group, Inc.	2,673	148,111
US Bancorp	700	24,010
VeriSign, Inc.*	770	37,491
Viacom, Inc., Class B	500	26,795
Visa, Inc., Class A	1,526	204,911
VMware, Inc., Class A*	1,073	103,802
WellPoint, Inc.	300	17,403

UBS Global Frontier Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description		Shares	Value
Wells Fargo & Co.		1,300	$44,889
Total United States common stocks			6,650,636
Total common stocks (cost $ 6,662,668)			6,917,241

		Face amount
Bonds—17.83%
US government obligations—6.50%
US Treasury Bonds,
3.000%, due 05/15/42	$230,000		238,481
3.125%, due 11/15/41		160,000	170,450
6.625%, due 02/15/27		105,000	163,537
US Treasury Notes,
0.250%, due 08/31/14		1,280,000	1,280,250
0.875%, due 12/31/16		600,000	609,375
1.625%, due 08/15/22		80,000	79,912
2.500%, due 04/30/15		50,000	52,844
Total US government obligations (cost $2,538,681)			2,594,849

Non-US government obligations—11.33%
Australia—1.14%
Government of Australia,
5.750%, due 05/15/21	AUD	360,000	456,348

Finland—0.68%
Government of Finland,
4.375%, due 07/04/19	EUR	175,000	271,881

France—0.92%
Government of France,
3.750%, due 04/25/21		130,000	190,600
4.500%, due 04/25/41		110,000	176,313
			366,913
Germany—3.38%
Bundesrepublik Deutschland,
1.705%, due 04/15/16		255,769	360,537
3.250%, due 07/04/21		245,000	367,657
4.000%, due 07/04/16		155,000	227,270
4.000%, due 01/04/37		230,000	395,314
			1,350,778
Italy—1.81%
Buoni Poliennali Del Tesoro,
3.000%, due 04/15/15		280,000	361,066
4.250%, due 02/01/19		280,000	359,267
			720,333
Netherlands—0.31%
Government of the Netherlands,
3.250%, due 07/15/21[2]		85,000	124,291

Spain—0.78%
Kingdom of Spain,
4.800%, due 01/31/24		170,000	192,173
Spain Government Bond,
3.150%, due 01/31/16		95,000	117,575
			309,748
Sweden—0.61%
Kingdom of Sweden,
4.250%, due 03/12/19	SEK	1,335,000	241,970

UBS Global Frontier Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
United Kingdom—1.70%
UK Gilts,
3.750%, due 09/07/21	GBP	240,000	$462,222
4.250%, due 12/07/49	55,000		109,787
4.750%, due 12/07/38	50,000		107,337
			679,346
Total Non-US government obligations (cost $4,328,066)			4,521,608
Total bonds (cost $6,866,747)			7,116,457

	Shares
Investment companies—52.46%
iShares JPMorgan USD Emerging Markets Bond Fund[1]	9,500		1,151,970
UBS Credit Bond Relationship Fund*3	237,072		3,942,171
UBS Emerging Markets Equity Relationship Fund*3	121,414		4,547,009
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*3	36,842		470,051
UBS Global Corporate Bond Relationship Fund*3	261,485		3,223,278
UBS High Yield Relationship Fund*3	80,385		2,430,389
UBS International Equity Relationship Fund*3	296,824		5,174,002
Total investment companies (cost $18,556,296)			20,938,870

Short-term investment—7.96%
Investment company—7.96%
UBS Cash Management Prime Relationship Fund[3] (cost $3,178,651)	3,178,651		3,178,651

	Number of contracts
Options purchased—0.08%
Call options—0.08%
FTSE 100 Index, strike @ GBP 6,000.00, expires December 2012	28		21,251
NIKKEI 225 Index, strike @ JPY 9,500.00, expires December 2012	11		9,867
Total options purchased (cost $86,114)			31,118

	Shares
Investment of cash collateral from securities loaned—1.31%
UBS Private Money Market Fund LLC[3] (cost $521,548)	521,548		521,548
Total investments—96.97% (cost $35,872,024)			38,703,885
Cash and other assets, less liabilities—3.03%			1,208,288
Net assets—100.00%			$39,912,173

UBS Global Frontier Fund

Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,224,646
Gross unrealized depreciation	(392,785)
Net unrealized appreciation of investments	$2,831,861

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	ZAR	4,220,000	USD	497,145	12/05/12	$(5,293)
JPMCB	AUD	2,005,000	USD	2,086,303	12/05/12	18,218
JPMCB	BRL	460,000	USD	225,093	12/05/12	1
JPMCB	CZK	12,310,000	USD	652,161	12/05/12	22,873
JPMCB	EUR	240,000	USD	314,456	12/05/12	5,834
JPMCB	GBP	185,000	USD	297,908	12/05/12	(772)
JPMCB	JPY	23,200,000	USD	297,892	12/05/12	440
JPMCB	NZD	2,605,000	USD	2,127,087	12/05/12	(22,596)
JPMCB	SEK	850,000	USD	129,173	12/05/12	25
JPMCB	TRY	965,000	USD	530,048	12/05/12	(2,054)
JPMCB	TWD	5,100,000	USD	173,051	12/05/12	(963)
JPMCB	USD	722,718	CAD	705,000	12/05/12	(6,655)
JPMCB	USD	1,698,789	EUR	1,310,000	12/05/12	(14,226)
JPMCB	USD	540,159	ILS	2,140,000	12/05/12	4,415
JPMCB	USD	658,439	INR	37,010,000	12/05/12	34,494
JPMCB	USD	4,105,342	JPY	319,100,000	12/05/12	(14,104)
JPMCB	USD	665,006	KRW	753,000,000	12/05/12	10,303
JPMCB	USD	1,698,940	MXN	22,180,000	12/05/12	13,014
JPMCB	USD	705,524	MYR	2,180,000	12/05/12	4,316
JPMCB	USD	571,367	PHP	23,750,000	12/05/12	(2,861)
JPMCB	USD	734,844	PLN	2,350,000	12/05/12	(6,979)
JPMCB	USD	366,862	ZAR	3,050,000	12/05/12	(3,726)
MSCI	MXN	6,570,000	USD	511,609	12/05/12	4,506
RBS	AUD	530,000	USD	554,174	12/05/12	7,499
Net unrealized appreciation on forward foreign currency contracts						$45,709

UBS Global Frontier Fund

Portfolio of investments – September 30, 2012 (unaudited)

Futures contracts

	Expiration date	Cost	Value	Unrealized appreciation/ (depreciation)
Index futures buy contracts:
Amsterdam Exchange Index, 2 contracts (EUR)	October 2012	$172,651	$166,645	$(6,006)
DAX Index, 2 contracts (EUR)	December 2012	470,825	465,092	(5,733)
Dow Jones Euro STOXX 50 Index, 28 contracts (EUR)	December 2012	916,465	883,343	(33,122)
E-mini S&P 500 Index, 65 contracts (USD)	December 2012	4,726,621	4,661,150	(65,471)
FTSE 100 Index, 6 contracts (GBP)	December 2012	563,110	553,521	(9,589)
Hang Seng Stock Index, 1 contract (HKD)	October 2012	133,442	134,607	1,165
OMX Stockholm 30 Index, 67 contracts (SEK)	October 2012	1,124,835	1,096,471	(28,364)
Russell 2000 Mini Index, 13 contracts (USD)	December 2012	1,112,376	1,084,720	(27,656)
S&P Toronto Stock Exchange 60 Index, 4 contracts (CAD)	December 2012	577,657	570,196	(7,461)
SPI 200 Index, 5 contracts (AUD)	December 2012	571,032	568,441	(2,591)
TOPIX Index, 21 contracts (JPY)	December 2012	1,945,725	1,977,832	32,107
Net unrealized depreciation on futures contracts				$(152,721)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$6,917,241	$—	$—	$6,917,241
US government obligations	—	2,594,849	—	2,594,849
Non-US government obligations	—	4,521,608	—	4,521,608
Investment companies	1,151,970	19,786,900	—	20,938,870
Short-term investment	—	3,178,651	—	3,178,651
Options purchased	31,118	—	—	31,118
Investment of cash collateral from securities loaned	—	521,548	—	521,548
Forward foreign currency contracts, net	—	45,709	—	45,709
Futures contracts, net	(152,721)	—	—	(152,721)
Total	$7,947,608	$30,649,265	$—	$38,596,873

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2012.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of this security amounted to $124,291 or 0.31% of net assets.

3	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$5,571,539	$5,142,240	$7,535,128	$—	$—	$3,178,651	$1,654
UBS Private Money Market Fund LLC[a]	148,247	1,767,320	1,394,019	—	—	521,548	52
UBS Credit Bond Relationship Fund	4,180,252	—	400,000	34,474	127,445	3,942,171	—
UBS Emerging Markets Equity Relationship Fund	4,545,790	—	325,000	72,202	254,017	4,547,009	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	435,824	—	—	—	34,227	470,051	—
UBS Global Corporate Bond Relationship Fund	3,303,785	—	225,000	31,729	112,764	3,223,278	—
UBS High Yield Relationship Fund	2,681,692	500,000	880,000	226,124	(97,427)	2,430,389	—
UBS International Equity Relationship Fund	5,528,400	—	750,000	237,815	157,787	5,174,002	—
	$26,395,529	$7,409,560	$11,509,147	$602,344	$588,813	$23,487,099	$1,706

a          The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Multi Asset Income Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2012

Common stocks
Capital markets	0.02%
Commercial services & supplies	0.01
Health care providers & services	0.01
Real estate investment trust (REIT)	11.44
Real estate management & development	3.90
Total common stocks	15.38%
Bonds
Commercial mortgage-backed securities	1.59
Mortgage & agency debt securities	6.84
US government obligations	11.86
Total bonds	20.29%
Investment companies
HICL Infrastructure Co., Ltd.	2.52
iShares Emerging Markets Local Currency Bond Fund	12.38
iShares iBoxx $ High Yield Corporate Bond Fund	23.10
iShares iBoxx Investment Grade Corporate Bond Fund	20.30
iShares MSCI EAFE Index Fund	4.93
Total investment companies	63.23%
Right	0.00 [2]
Short-term investment	4.77
Total investments	103.67%
Liabilities, in excess of cash and other assets	(3.67)
Net assets	100.00%

1                                          Figures represent the direct investments of UBS Multi Asset Income Fund. Figures would be different if a breakdown of the underlying investment companies and derivatives exposure was included.

2                                          Amount represents less than 0.005%.

UBS Multi Asset Income Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks—15.38%
Australia—1.27%
BWP Trust	4,644	$9,586
Centro Retail Australia	8,616	18,679
CFS Retail Property Trust Group	14,632	29,293
Charter Hall Retail REIT	2,073	7,376
Commonwealth Property Office Fund	16,438	17,648
Dexus Property Group	32,219	31,750
FKP Property Group	15,169	3,934
Goodman Group	10,648	43,739
GPT Group	12,304	43,394
Investa Office Fund	3,574	10,714
Mirvac Group	23,039	34,175
Stockland	14,534	50,354
Westfield Group	15,727	165,746
Westfield Retail Trust	19,827	59,437
Total Australia common stocks		525,825

Austria—0.03%
CA Immobilien Anlagen AG*	625	6,878
Conwert Immobilien Invest SE	562	6,285
Total Austria common stocks		13,163

Belgium—0.05%
Befimmo SCA Sicafi	125	7,373
Cofinimmo	122	13,550
Total Belgium common stocks		20,923

Canada—0.79%
Allied Properties REIT	413	13,430
Artis REIT	730	12,163
Boardwalk REIT	315	20,824
Calloway REIT	766	23,274
Canadian Apartment Properties REIT	682	17,253
Canadian REIT	440	18,806
Chartwell Seniors Housing REIT	1,130	11,713
Cominar REIT	886	21,738
Crombie REIT	358	5,539
Dundee International REIT	300	3,357
Dundee REIT	686	26,279
Extendicare, Inc.	470	3,825
First Capital Realty, Inc.	578	11,047
Granite Real Estate, Inc.	300	10,748
H&R REIT	1,306	33,464
InnVest REIT	434	2,309
Killam Properties, Inc.	381	5,057
Morguard REIT	229	4,165
Northern Property REIT	234	7,469
NorthWest Healthcare Properties REIT	200	2,661
Primaris REIT Trust	595	14,755
RioCan REIT	1,972	55,503
Total Canada common stocks		325,379

China—1.32%
Agile Property Holdings Ltd.	10,000	11,272
Champion REIT	14,000	6,391
Country Garden Holdings Co., Ltd.*	24,540	9,558
Hang Lung Properties Ltd.	15,000	51,264
Henderson Land Development Co., Ltd.	8,000	57,570
Hongkong Land Holdings Ltd.	12,000	71,860
Hysan Development Co., Ltd.	6,030	27,451
Kerry Properties Ltd.	5,000	25,277
Link REIT	15,600	73,936

UBS Multi Asset Income Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
New World China Land Ltd.	14,000	$5,398
New World Development Co., Ltd.	31,000	48,055
Shimao Property Holdings Ltd.	9,000	15,483
Shui On Land Ltd.	16,500	6,235
Sino Land Co., Ltd.	20,000	37,400
Soho China Ltd.	16,000	9,904
Swire Properties Ltd.	6,000	18,571
Wharf Holdings Ltd.	10,000	69,448
Total China common stocks		545,073

Finland—0.03%
Citycon OYJ	1,243	3,722
Sponda OYJ	1,769	7,251
Total Finland common stocks		10,973

France—0.49%
Fonciere Des Regions	212	15,937
Gecina SA	126	12,898
ICADE	135	10,999
Klepierre	667	23,391
Mercialys SA	331	6,829
Societe de la Tour Eiffel	46	2,413
Societe Immobiliere de Location pour l’Industrie et le Commerce	72	7,448
Unibail-Rodamco SE	623	124,171
Total France common stocks		204,086

Germany—0.16%
Alstria Office REIT-AG	712	8,336
Deutsche Euroshop AG	345	12,857
Deutsche Wohnen AG	1,062	18,656
DIC Asset AG*	305	2,879
GSW Immobilien AG	334	12,387
Hamborner REIT AG	269	2,391
IVG Immobilien AG*	1,195	2,729
TAG Immobilien AG	758	8,068
Total Germany common stocks		68,303

Hong Kong—0.46%
Sun Hung Kai Properties Ltd.	13,000	190,455

Israel—0.01%
Azrieli Group	236	4,903

Italy—0.01%
Beni Stabili SpA	4,959	2,613

Japan—1.48%
Activia Properties, Inc.*	1	6,125
Advance Residence Investment Corp.	5	10,520
Aeon Mall Co., Ltd.	600	14,685
Industrial & Infrastructure Fund Investment Corp.	1	7,586
Japan Prime Realty Investment Corp.	6	18,083
Japan Real Estate Investment Corp.	4	40,287
Japan Retail Fund Investment Corp.	13	23,238
Kenedix Realty Investment Corp.	2	7,209
Mitsubishi Estate Co., Ltd.	7,000	134,008
Mitsui Fudosan Co., Ltd.	6,000	120,169
Mori Trust Sogo Reit, Inc.	1	8,957
Nippon Accommodations Fund, Inc.	1	6,881
Nippon Building Fund, Inc.	4	43,106
Nomura Real Estate Holdings, Inc.	500	8,790
Nomura Real Estate Office Fund, Inc.	2	12,545
NTT Urban Development Corp.	9	7,312
Orix JREIT, Inc.	2	9,790

UBS Multi Asset Income Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Premier Investment Corp.	1	$3,835
Sumitomo Realty & Development Co., Ltd.	3,000	79,651
Tokyo Tatemono Co., Ltd.*	2,000	7,817
Tokyu Land Corp.	3,000	16,069
Tokyu REIT, Inc.	1	5,151
Top REIT, Inc.	1	4,978
United Urban Investment Corp.	13	15,076
Total Japan common stocks		611,868

Luxembourg—0.01%
GAGFAH SA*	416	4,239

Netherlands—0.13%
Corio NV	561	23,851
Eurocommercial Properties NV	264	10,005
Nieuwe Steen Investments NV	726	5,945
Vastned Retail NV	146	6,199
Wereldhave NV	169	9,397
Total Netherlands common stocks		55,397

New Zealand—0.01%
Kiwi Income Property Trust	4,432	4,077

Norway—0.01%
Norwegian Property ASA	2,619	4,000

Singapore—0.77%
Ascendas REIT	14,000	27,493
CapitaCommercial Trust	14,000	17,055
CapitaLand Ltd.	21,000	54,417
CapitaMall Trust	16,000	26,336
CapitaMalls Asia Ltd.	11,000	14,790
CDL Hospitality Trusts	6,000	9,925
City Developments Ltd.	5,000	47,832
Global Logistic Properties Ltd.	15,000	30,680
Keppel Land Ltd.	5,000	14,464
Mapletree Commercial Trust	9,000	8,580
Mapletree Industrial Trust	8,000	9,192
Mapletree Logistics Trust	12,000	11,001
Suntec REIT	16,000	19,361
UOL Group Ltd.	4,000	18,677
Wing Tai Holdings Ltd.	4,550	6,340
Yanlord Land Group Ltd.*	3,000	2,921
Total Singapore common stocks		319,064

Sweden—0.16%
Castellum AB	1,100	14,879
Fabege AB	1,109	10,552
Fastighets AB Balder*	459	2,523
Hufvudstaden AB, Class A	997	12,362
Klovern AB*	633	2,486
Kungsleden AB	1,158	6,540
Wallenstam AB, Class B	699	7,619
Wihlborgs Fastigheter AB	545	8,131
Total Sweden common stocks		65,092

Switzerland—0.20%
Allreal Holding AG*	59	8,657
Mobimo Holding AG*	48	11,009
PSP Swiss Property AG*	327	29,710
Swiss Prime Site AG*	384	31,724
Total Switzerland common stocks		81,100

United Kingdom—0.78%
Big Yellow Group PLC	1,218	6,176
British Land Co., PLC	5,714	48,165

UBS Multi Asset Income Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Capital & Counties Properties PLC	4,969	$17,476
Capital Shopping Centres Group PLC	4,576	24,178
Derwent London PLC	687	21,699
Development Securities PLC	1,242	3,369
F&C Commercial Property Trust Ltd.	3,921	6,547
Grainger PLC	3,926	6,828
Great Portland Estates PLC	2,045	14,890
Hammerson PLC	4,853	35,343
Hansteen Holdings PLC	5,344	6,757
Helical Bar PLC	844	2,559
Land Securities Group PLC	5,163	63,488
London & Stamford Property PLC	3,692	6,850
Primary Health Properties PLC	672	3,711
Quintain Estates & Development PLC	3,243	2,762
Safestore Holdings PLC*	1,614	2,685
Segro PLC	4,746	17,382
Shaftesbury PLC	1,810	15,432
ST Modwen Properties PLC	851	2,733
UK Commercial Property Trust Ltd.	4,362	4,617
Unite Group PLC	871	3,708
Workspace Group PLC	804	3,492
Total United Kingdom common stocks		320,847

United States—7.20%
Acadia Realty Trust	267	6,627
Alexander’s, Inc.	10	4,275
Alexandria Real Estate Equities, Inc.	439	32,275
American Assets Trust, Inc.	250	6,698
American Campus Communities, Inc.	635	27,864
American Realty Capital Trust, Inc.	1,000	11,730
Apartment Investment & Management Co., Class A	1,022	26,562
Ashford Hospitality Trust, Inc.	515	4,326
Associated Estates Realty Corp.	438	6,640
AvalonBay Communities, Inc.	657	89,345
BioMed Realty Trust, Inc.	1,105	20,686
Boston Properties, Inc.	1,017	112,490
Brandywine Realty Trust	965	11,763
BRE Properties, Inc.	535	25,086
Brookfield Office Properties, Inc.	2,613	43,430
Camden Property Trust	572	36,888
Campus Crest Communities, Inc.	277	2,992
CapLease, Inc.	482	2,492
CBL & Associates Properties, Inc.	1,097	23,410
Cedar Realty Trust, Inc.	559	2,952
Chesapeake Lodging Trust	136	2,702
Colonial Properties Trust	540	11,367
CommonWealth REIT	514	7,484
Corporate Office Properties Trust	535	12,824
Cousins Properties, Inc.	501	3,978
CubeSmart	961	12,368
DCT Industrial Trust, Inc.	1,664	10,766
DDR Corp.	2,041	31,350
DiamondRock Hospitality Co.	1,342	12,924
Digital Realty Trust, Inc.	833	58,185
Douglas Emmett, Inc.	743	17,141
Duke Realty Corp.	1,864	27,401
DuPont Fabros Technology, Inc.	409	10,327
EastGroup Properties, Inc.	192	10,214
Education Realty Trust, Inc.	813	8,862
Entertainment Properties Trust	352	15,639
Equity Lifestyle Properties, Inc.	260	17,711
Equity One, Inc.	484	10,193

UBS Multi Asset Income Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Equity Residential	2,054	$118,167
Essex Property Trust, Inc.	235	34,836
Extra Space Storage, Inc.	731	24,306
Federal Realty Investment Trust	414	43,594
FelCor Lodging Trust, Inc.*	1,058	5,015
First Industrial Realty Trust, Inc.*	602	7,910
First Potomac Realty Trust	300	3,864
Forest City Enterprises, Inc., Class A*	1,031	16,341
Franklin Street Properties Corp.	676	7,483
General Growth Properties, Inc.	3,194	62,219
Getty Realty Corp.	225	4,039
Glimcher Realty Trust	999	10,559
Government Properties Income Trust	229	5,359
HCP, Inc.	2,933	130,460
Health Care REIT, Inc.	1,485	85,759
Healthcare Realty Trust, Inc.	507	11,686
Hersha Hospitality Trust	1,166	5,713
Highwoods Properties, Inc.	549	17,908
Home Properties, Inc.	355	21,751
Hospitality Properties Trust	795	18,905
Host Hotels & Resorts, Inc.	4,860	78,003
Hudson Pacific Properties, Inc.	120	2,220
Inland Real Estate Corp.	456	3,762
Investors Real Estate Trust	525	4,342
Kilroy Realty Corp.	495	22,166
Kimco Realty Corp.	2,754	55,824
Kite Realty Group Trust	498	2,540
LaSalle Hotel Properties	607	16,201
Lexington Realty Trust	941	9,090
Liberty Property Trust	810	29,354
LTC Properties, Inc.	198	6,306
Macerich Co.	908	51,965
Mack-Cali Realty Corp.	620	16,492
Medical Properties Trust, Inc.	958	10,011
Mid-America Apartment Communities, Inc.	277	18,091
National Health Investors, Inc.	144	7,407
National Retail Properties, Inc.	689	21,015
Omega Healthcare Investors, Inc.	771	17,525
Parkway Properties, Inc.	177	2,367
Pebblebrook Hotel Trust	343	8,023
Pennsylvania REIT	462	7,327
Piedmont Office Realty Trust, Inc., Class A	1,191	20,652
Post Properties, Inc.	376	18,033
Prologis, Inc.	3,123	109,399
PS Business Parks, Inc.	109	7,283
Public Storage	867	120,660
Ramco-Gershenson Properties Trust	165	2,067
Realty Income Corp.	894	36,556
Regency Centers Corp.	629	30,651
Retail Opportunity Investments Corp.	391	5,032
RLJ Lodging Trust	690	13,048
Rouse Properties, Inc.	233	3,344
Sabra Health Care REIT, Inc.	234	4,682
Saul Centers, Inc.	64	2,842
Senior Housing Properties Trust	1,216	26,485
Simon Property Group, Inc.	2,084	316,372
SL Green Realty Corp.	600	48,042
Sovran Self Storage, Inc.	172	9,950
STAG Industrial, Inc.	150	2,439
Strategic Hotels & Resorts, Inc.*	1,467	8,817

UBS Multi Asset Income Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Shares	Value
Sun Communities, Inc.	154	$6,795
Sunstone Hotel Investors, Inc.*	993	10,923
Tanger Factory Outlet Centers	669	21,629
Taubman Centers, Inc.	433	33,224
UDR, Inc.	1,666	41,350
Universal Health Realty Income Trust	49	2,253
Ventas, Inc.	2,009	125,060
Vornado Realty Trust	1,254	101,637
Washington REIT	483	12,954
Weingarten Realty Investors	847	23,809
Winthrop Realty Trust	289	3,115
Total United States common stocks		2,974,975

Venezuela—0.01%
Warehouses De Pauw SCA*	94	4,918
Total common stocks (cost $6,122,575)		6,357,273

	Face amount
Bonds—20.29%
Commercial mortgage-backed securities—1.59%
United States—1.59%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM,
5.987%, due 02/10/51[1]	$100,000	106,301
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB18, Class AM,
5.466%, due 06/12/47[1]	100,000	107,918
Series 2007-LD11, Class A4,
6.003%, due 06/15/49[1]	100,000	115,747
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.983%, due 08/12/45[1,2]	300,000	324,815
Total commercial mortgage-backed securities (cost $625,971)		654,781

Mortgage & agency debt securities—6.84%
United States—6.84%
Federal Home Loan Mortgage Corp.,[3]
Class QI, IO, 3.000%, due 05/15/27	165,171	18,827
Federal Home Loan Mortgage Corp. Gold Pools,[3]
#G05132, 5.000%, due 12/01/38	48,055	52,104
Government National Mortgage Association,
Series 2012-26, Class GI, IO,
3.500%, due 02/20/27	1,276,172	136,933
Series 2012-16, Class AI, IO,
3.500%, due 10/20/38	1,516,302	208,340
Government National Mortgage Association Pools,
3.000%, TBA	285,000	305,172
3.500%, TBA	525,000	574,219

UBS Multi Asset Income Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
3.500%, TBA	$475,000	$519,012
#G2 MA0022, 3.500%, due 04/20/42	445,948	488,473
#G2 779424, 4.000%, due 06/20/42	471,650	525,868
Total mortgage & agency debt securities (cost $2,834,036)		2,828,948

US government obligations—11.86%
US Treasury Bonds,
3.000%, due 05/15/42[4]	965,000	1,000,584
US Treasury Inflation Indexed Bonds (TIPS),
3.875%, due 04/15/29[4]	450,000	1,041,091
US Treasury Inflation Indexed Notes (TIPS),
2.000%, due 01/15/16[4]	1,075,000	1,390,953
2.625%, due 07/15/17[4]	1,100,000	1,469,306
Total US government obligations (cost $4,883,416)		4,901,934
Total bonds (cost $8,343,423)		8,385,663

	Shares
Investment companies—63.23%
HICL Infrastructure Co., Ltd.	530,600	1,040,171
iShares Emerging Markets Local Currency Bond Fund	97,760	5,115,507
iShares iBoxx $ High Yield Corporate Bond Fund	103,388	9,549,950
iShares iBoxx Investment Grade Corporate Bond Fund	68,920	8,392,388
iShares MSCI EAFE Index Fund	38,450	2,037,850
Total investment companies (cost $25,632,016)		26,135,866

	Number of rights
Right—0.00%[5]
Finland—0.00%[5]
Citycon OYJ, expires 10/01/12 (cost $0)	1,243	135

	Shares
Short-term investment—4.77%
Investment company—4.77%
UBS Cash Management Prime Relationship Fund[6] (cost $1,972,983)	1,972,983	1,972,983
Total investments—103.67% (cost $42,070,997)		42,851,920
Liabilities, in excess of cash and other assets—(3.67)%		(1,515,935)
Net assets—100.00%		$41,335,985

UBS Multi Asset Income Fund

Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,040,361
Gross unrealized depreciation	(259,438)
Net unrealized appreciation of investments	$780,923

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation
JPMCB	EUR	236,600	USD	309,265	10/25/12	$5,151
JPMCB	GBP	768,200	USD	1,249,083	10/25/12	8,684
Net unrealized appreciation on forward foreign currency contracts						$13,835

Options written

	Expiration date	Premiums received	Value
Call option
MSCI EAFE PR Index, 2,118,665 contracts, strike @ USD 1,601.41[7]	November 2012	$14,591	$(14,591)

Written option activity for the period ended September 30, 2012 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2012	3,087	9,560
Options written	2,121,982	19,591
Options terminated in closing purchase transactions	(6,404)	(14,560)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2012	2,118,665	14,591

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$6,357,273	$—	$—	$6,357,273
Commercial mortgage-backed securities	—	654,781	—	654,781
Mortgage & agency debt securities	—	2,620,608	208,340	2,828,948
US government obligations	—	4,901,934	—	4,901,934
Investment companies	26,135,866	—	—	26,135,866
Right	—	135	—	135
Short-term investment	—	1,972,983	—	1,972,983
Forward foreign currency contracts	—	13,835		13,835
Options written	—	(14,591)	—	(14,591)
Total	$32,493,139	$10,149,685	$208,340	$42,851,164

UBS Multi Asset Income Fund

Portfolio of investments – September 30, 2012 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Mortgage & agency debt securities	Total
Assets
Beginning balance	$225,897	$225,897
Purchases	—	—
Issuances	—	—
Sales	(13,095)	(13,095)
Settlements	—	—
Accrued discounts (premiums)	(115)	(115)
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	(4,347)	(4,347)
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$208,340	$208,340

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2012 was $20,353.

Portfolio Footnotes

*	Non-income producing security.
1	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of this security amounted to $324,815 or 0.79% of net assets.

3

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

4	Interest rates shown are the discount rate at date of purchase.
5	Amount represents less than 0.005%.
6	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/12	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$1,116,620	$6,050,127	$5,193,764	$1,972,983	$860

7	Security is illiquid at September 30, 2012 the value of this security amounted to $14,591 or 0.04% of net assets.

UBS Emerging Markets Debt Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2012

Bonds
Corporate bonds
Commercial banks	4.86%
Diversified financial services	8.23
Electric utilities	0.85
Oil, gas & consumable fuels	6.19
Road & rail	0.91
Total corporate bonds	21.04%
Non-US government obligations	63.83
Structured note	1.20
Total bonds	86.07%
Short-term investments	8.04
Total investments	94.11%
Cash and other assets, less liabilities	5.89
Net assets	100.00%

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description		Face amount	Value
Bonds—86.07%
Corporate bonds—21.04%
Brazil—1.67%
Banco do Brasil SA,
5.875%, due 01/26/22		$200,000	$213,500
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		200,000	222,000
Total Brazil corporate bonds			435,500

Cayman Islands—1.51%
IPIC GMTN Ltd.,
5.500%, due 03/01/22[1]		350,000	395,500

India—0.41%
ICICI Bank Ltd.,
5.750%, due 11/16/20		100,000	106,565

Indonesia—1.27%
Pertamina Persero PT,
5.250%, due 05/23/21[1]		300,000	331,125

Kazakhstan—0.91%
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[2]		200,000	238,000

Mexico—3.07%
Petroleos Mexicanos,
4.875%, due 03/15/15		200,000	215,000
4.875%, due 01/24/22		300,000	339,000
6.500%, due 06/02/41		200,000	248,000
Total Mexico corporate bonds			802,000

Peru—0.84%
Corp Financiera Desarrollo,
4.750%, due 02/08/22		200,000	219,500

Russia—7.72%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.175%, due 05/16/13[1]		250,000	257,500
7.750%, due 05/29/18[1]		250,000	294,688
8.625%, due 02/17/17[1]	RUB	21,000,000	691,697
Sberbank of Russia,
5.180%, due 06/28/19[1]		$250,000	262,800
5.717%, due 06/16/21[1]		200,000	215,800
VEB Finance Ltd.,
6.902%, due 07/09/20[1]		250,000	293,125
Total Russia corporate bonds			2,015,610

Turkey—0.78%
Turkiye Halk Bankasi AS,
4.875%, due 07/19/17[2]		200,000	204,000

United Kingdom—1.01%
VTB Capital SA,
6.315%, due 02/22/18[1]		250,000	263,437

Venezuela—1.85%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		250,000	225,625
9.000%, due 11/17/21[1]		300,000	256,500
Total Venezuela corporate bonds			482,125
Total corporate bonds (cost $5,319,434)			5,493,362

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount	Value
Non-US government obligations—63.83%
Argentina—3.12%
Republic of Argentina,
0.000%, due 12/15/35[3]	$1,400,000	$178,500
1.337%, due 12/15/35[4]	1,750,000	230,125
8.280%, due 12/31/33	270,110	207,985
8.750%, due 06/02/17	100,000	97,350
Series VII,
7.000%, due 09/12/13	100,000	99,900
813,860
Belarus—0.57%
Republic of Belarus,
8.950%, due 01/26/18[1]	150,000	147,750

Colombia—1.87%
Republic of Colombia,
6.125%, due 01/18/41	110,000	149,050
9.850%, due 06/28/27	COP	400,000,000	338,787
487,837
Croatia—0.43%
Republic of Croatia,
6.750%, due 11/05/19[1]	$100,000	112,880

Dominican Republic—0.43%
Republic of Dominica,
7.500%, due 05/06/21[1]	100,000	112,500

El Salvador—0.42%
Republic of El Salvador,
7.650%, due 06/15/35[1]	100,000	110,000

Hungary—3.30%
Government of Hungary,
6.250%, due 01/29/20	100,000	108,482
6.750%, due 02/12/13	HUF	67,000,000	302,140
6.750%, due 02/24/17	100,000,000	451,791
862,413
Indonesia—6.35%
Republic of Indonesia,
5.875%, due 03/13/20[1]	$100,000	120,250
6.625%, due 02/17/37[1]	200,000	264,500
7.000%, due 05/15/22	IDR	6,000,000,000	678,683
8.500%, due 10/12/35[1]	$375,000	592,969
1,656,402
Lithuania—0.43%
Republic of Lithuania,
5.125%, due 09/14/17[1]	100,000	111,711

Malaysia—5.46%
Government of Malaysia,
3.197%, due 10/15/15	MYR	700,000	229,295
3.434%, due 08/15/14	1,000,000	329,543
3.580%, due 09/28/18	2,200,000	725,536
4.392%, due 04/15/26	400,000	140,226
1,424,600
Mexico—6.76%
Mexican Udibonos,
4.000%, due 11/15/40	MXN	1,000,000	491,096
Series M,
6.500%, due 06/10/21	900,000	76,235
Mexico Cetes,
4.772%, due 04/04/13	97,000,000	737,009
7.026%, due 09/19/13	35,000,000	260,003

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description	Face amount		Value
United Mexican States,
6.050%, due 01/11/40	$150,000		$199,875
			1,764,218
Mongolia—0.80%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[1]	200,000		209,000

Montenegro—0.70%
Republic of Montenegro,
7.250%, due 04/08/16	EUR	150,000	183,120

Nigeria—1.94%
Nigeria Treasury Bills,
12.878%, due 09/05/13	NGN	12,000,000	67,141
12.689%, due 04/25/13	5,000,000		29,523
13.332%, due 03/21/13	23,500,000		140,964
15.351%, due 03/28/13	45,000,000		269,090
			506,718
Peru—3.25%
Peruvian Government International Bond,
5.625%, due 11/18/50	$120,000		155,400
7.840%, due 08/12/20[1]	PEN	1,450,000	691,974
			847,374
Philippines—1.05%
Republic of Philippines,
6.375%, due 10/23/34	$200,000		275,250

Poland—2.91%
Republic of Poland,
5.000%, due 03/23/22	100,000		115,746
5.750%, due 09/23/22	PLN	1,900,000	642,625
			758,371
Qatar—0.90%
State of Qatar,
5.250%, due 01/20/20[1]	$200,000		236,000

Romania—0.21%
Government of Romania,
6.750%, due 02/07/22[1]	50,000		56,063

Russia—1.32%
Federation of Russia,
5.000%, due 04/29/20[1]	300,000		345,750

Serbia—0.81%
Republic of Serbia,
7.250%, due 09/28/21[1]	200,000		211,500

South Africa—4.24%
Republic of South Africa,
4.665%, due 01/17/24	200,000		224,000
6.750%, due 03/31/21	ZAR	3,000,000	365,551
7.000%, due 02/28/31	4,750,000		516,683
			1,106,234
Sri Lanka—1.46%
Republic of Sri Lanka,
6.250%, due 07/27/21[1]	$350,000		381,062

Thailand—1.81%
Government of Thailand,
1.200%, due 07/14/21	THB	14,354,252	472,574

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2012 (unaudited)

Security description		Face amount	Value
Turkey—9.19%
Export Credit Bank of Turkey,
5.875%, due 04/24/19[1]		$200,000	220,000
Government of Turkey,
7.941%, due 07/17/13[5]	TRY	1,500,000	789,772
9.500%, due 01/12/22		800,000	482,738
Republic of Turkey,
7.500%, due 11/07/19		$720,000	$907,200
			2,399,710
Ukraine—0.81%
Government of Ukraine,
9.250%, due 07/24/17[2]		200,000	210,250

Venezuela—3.29%
Republic of Venezuela,
7.750%, due 10/13/19[1]		140,000	121,450
8.250%, due 10/13/24[1]		250,000	205,625
9.250%, due 09/15/27		100,000	90,000
9.250%, due 05/07/28[1]		300,000	264,000
9.375%, due 01/13/34		200,000	177,500
			858,575
Total Non-US government obligations (cost $16,027,073)			16,661,722

Structured note—1.20%
Ghana—1.20%
Citigroup Funding, Inc., 23.000%, due 08/23/17 (linked to Republic of Ghana, 23.000%, due 08/23/17) (cost $259,135)		500,000	312,292
Total bonds (cost $21,605,642)			22,467,376

	Shares
Short-term investments—8.04%
Investment company—8.04%
UBS Cash Management Prime Relationship Fund[6] (cost $2,098,134)	2,098,134	2,098,134
Total investments—94.11% (cost $23,703,776)		24,565,510
Cash and other assets, less liabilities—5.89%		1,536,586
Net assets—100.00%		$26,102,096

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2012 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$947,916
Gross unrealized depreciation	(86,182)
Net unrealized appreciation of investments	$861,734

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	IDR	2,022,980,000	USD	208,598	12/19/2012	$(518)
BB	INR	13,760,000	USD	260,163	10/18/2012	168
BB	MXN	1,330,000	USD	100,245	12/19/2012	(2,273)
BB	USD	131,441	MXN	1,690,000	12/19/2012	(1,173)
BB	USD	257,968	INR	13,760,000	12/19/2012	(986)
BB	USD	193,517	MYR	600,000	12/19/2012	1,671
BB	USD	666,022	IDR	6,480,390,000	12/19/2012	3,856
BB	USD	253,875	INR	13,760,000	10/18/2012	6,120
BB	USD	738,527	RUB	24,220,000	12/19/2012	27,271
CSFB	CLP	109,730,000	USD	224,891	12/19/2012	(3,719)
CSFB	USD	63,956	PHP	2,690,000	12/19/2012	415
CSFB	USD	251,933	CLP	121,160,000	12/19/2012	490
CSFB	USD	190,323	COP	347,150,000	12/19/2012	566
CSFB	USD	270,751	CNY	1,720,000	12/19/2012	1,055
CSFB	USD	386,808	BRL	800,000	12/19/2012	3,807
CSFB	USD	137,240	BRL	280,000	12/19/2012	(572)
CSFB	USD	251,101	INR	14,250,000	12/19/2012	15,031
CSI	USD	751,527	CNY	4,800,000	1/25/2013	4,827
DB	KRW	10,200	USD	9	12/20/2012	1
DB	MYR	1,045,000	USD	340,502	12/19/2012	548
DB	PEN	1,000,000	USD	380,228	12/19/2012	(2,884)
DB	USD	251,805	TWD	7,500,000	12/19/2012	4,115
DB	USD	516,263	THB	16,190,000	12/19/2012	6,772
DB	USD	634,443	PLN	2,150,000	12/19/2012	30,555
GSI	EUR	360,000	USD	439,442	10/22/2012	(23,269)
GSI	ZAR	351,968	USD	3,000,000	12/19/2012	4,473
JPMCB	MXN	3,300,000	USD	255,102	12/19/2012	734
JPMCB	USD	123,077	ARS	600,000	10/5/2012	4,426
Net unrealized appreciation on forward foreign currency contracts						$81,507

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 6 contracts (USD)	December 2012	$902,119	$896,250	$(5,869)
5 Year US Treasury Notes, 6 contracts (USD)	December 2012	746,010	747,797	1,787
US Treasury futures sell contracts:
10 Year US Treasury Notes, 9 contracts (USD)	December 2012	(1,197,139)	(1,201,359)	(4,220)
Net unrealized depreciation on futures contracts				$(8,302)

Swap agreements

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[7]	Payments received by the Fund[7]	Upfront payments made	Value	Unrealized depreciation
BB	MYR	1,150,000	08/23/22	3 month KLIBOR	3.880%	$—	$(2,077)	$(2,077)
DB	BRL	865,272	01/02/17	1 Day CDI	8.645	—	(3,411)	(3,411)
DB	MYR	950,000	08/23/22	3 month KLIBOR	3.860	—	(1,962)	(1,962)
						$—	$(7,450)	$(7,450)

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2012 (unaudited)

Credit default swaps on credit indices—buy protection8

Counterparty	Referenced Index[9]	Notional amount		Termination date	Payments made by the Fund[7]	Upfront payments made	Value	Unrealized depreciation
DB	CDX.EM.Series 17 Index	USD	250,000	06/20/17	5.000%	$26,753	$(31,748)	$(4,995)
GSI	CDX.EM.Series 17 Index	USD	200,000	06/20/17	5.000	21,147	(25,399)	(4,252)
						$47,900	$(57,147)	$(9,247)

Credit default swaps on sovereign issues—buy protection8

Counterparty	Referenced Obligation[9]	Notional amount		Termination date	Payments made by the Fund[7]	Upfront payments made	Value	Unrealized depreciation
CSI	Bolivarian Republic of Venezuela bond, 9.250%, due 09/15/27	USD	80,000	12/20/17	5.000%	$(9,259)	$9,033	$(226)

Credit default swaps on sovereign issues—sell protection10

Counterparty	Referenced Obligation[9]	Notional amount		Termination date	Payments received by the Fund[7]	Upfront payments received	Value	Unrealized appreciation	Credit spread[11]
GSI	United Mexican States bond, 5.950%, due 03/19/19	USD	250,000	09/20/22	1.000%	$15,632	$(8,642)	$6,990	1.391%
GSI	Federative Republic of Brazil bond, 12.250%, due 03/06/30	USD	250,000	09/20/22	1.000	19,720	(10,759)	8,961	1.490
						$35,352	$(19,401)	$15,951

Total return swap agreements12

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments made	Value	Unrealized depreciation
BB	BRL	830,000	07/26/13	—	[13]	—	[13]	$(1,177,360)	$1,146,525	$(30,835)
CITI	LKR	10,000,000	06/15/17	—	[14]	—	[14]	(64,653)	64,653	—
CITI	LKR	10,000,000	01/30/18	—	[15]	—	[15]	(64,603)	64,603	—
								$(1,306,616)	$1,275,781	$(30,835)

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2012 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$5,493,362	$—	$5,493,362
Non-US government obligations	—	16,661,722	—	16,661,722
Structured note	—	312,292	—	312,292
Short-term investments	—	2,098,134	—	2,098,134
Forward foreign currency contracts, net	—	81,507	—	81,507
Futures contracts, net	(8,302)	—	—	(8,302)
Swap agreements, net	—	1,200,816	—	1,200,816
Total	$(8,302)	$25,847,833	$—	$25,839,531

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2012 (unaudited)

Portfolio footnotes

1

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2012, the value of these securities amounted to $8,224,782 or 31.50% of net assets.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $651,250 or 2.50% of net assets.

3	Security has yet to make its first payment. Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
4	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
5	Rate shown reflects annualized yield at September 30, 2012 on zero coupon bond.
6	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	period ended	period ended	Value	period ended
Security description	07/23/12[a]	09/30/12	09/30/12	09/30/12	09/30/12
UBS Cash Management Prime Relationship Fund	$—	$25,938,016	$23,839,882	$2,098,134	$1,374

a	Fund commenced operations on July 23,2012.

7	Payments made or received are based on the notional amount.
8

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

9	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
10

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

11

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

12	Security is illiquid. At September 30, 2012, the value of these securities and other illiquid derivative instruments amounted to $1,275,781 or 4.89% of net assets.
13	Payment is based on the performance of the underlying Brazilian Government bond.
14	Payment is based on the performance of the underlying Democratic Socialist Republic of Sri Lanka 8.000% bond, due 06/15/17.
15	Payment is based on the performance of the underlying Democratic Socialist Republic of Sri Lanka 8.500% bond, due 02/01/18.

Portfolio acronyms
ADR	American Depositary Receipt
BA	Canadian Bankers’ Acceptance Rate
BBA	British Banking Association
CDI	Certificate of interbank deposits
CDO	Collateralized debt obligations
EAFE	Europe, Australasia, Far East
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO

Interest only—This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OJSC	Open joint stock company
PO

Principal only security—This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself. In the case of asset-backed securities, high prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

ULC	Unlimited Liability Co.
WIBOR	Warsaw Interbank Offered Rate

Counterparty abbreviation
BB	Barclays Bank PLC
CITI	Citibank NA
CSFB	Credit Suisse First Boston
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	Hongkong Shanghai Banking Corporation
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC
MSC	Morgan Stanley & Co., Inc.
JPMCB	JPMorgan Chase Bank
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank

Currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
KRW	Korean Won
JPY	Japanese Yen
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the- counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities or instruments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board (or a committee designated by it) determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.  Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board (or a committee designated by it).

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter.  Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings.  Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In May 2011, FASB issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”) (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011.  At September 30, 2012, UBS Global Equity Fund, UBS International Equity Fund, UBS Global Allocation Fund and UBS Multi-Asset Income Fund had $42,348,481, $16,353,625, $127,952,184, and $4,022,707, respectively, of securities and instruments classified from Level 2 to Level 1 pursuant to the use of the systematic fair valuation model. The remaining Funds had no transfers between the levelings.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2012.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 29, 2012